UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23282

PFM Multi-manager series trust

(Exact name of registrant as specified in charter)

213 Market Street, Harrisburg, Pennsylvania 17101-2141

(Address of principal executive offices) (zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, Delaware 19801

(Name and address of agent for service)

Copy to:

Jonathan Kopcsik, Esq.

Stradley Ronon Stevens & Young LLP

2005 Market Street, Suite 2600

Philadelphia, Pennsylvania, 19103-7018

Registrant's telephone number, including area code: (883) 736-6678

Date of fiscal year end: September 30

Date of reporting period: March 31, 2021

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached hereto.

(b)	Not applicable to the Registrant.

PFM MULTI-MANAGER SERIES TRUST
SEMI-ANNUAL REPORT
MARCH 31, 2021

For further information on the PFM Multi-Manager Series Trust (the “Trust”) portfolios, call 1-833-736-6678 or visit us online at www.pfm.com/multiassetfunds

This semi-annual report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. The prospectus can be obtained from PFM Fund Distributors, Inc., the Trust’s Distributor. The prospectus provides more complete information including charges and expenses. Please read the prospectus carefully before investing.
The Trust will file its complete schedule of investments with the SEC for the last month of the Fund’s first or third fiscal quarters on Form N-PORT. The Trust’s Form N-PORT filings are available (i) without charge, upon request, by calling the Trust at 1-833-736-6678, (ii) on the Trust’s website at www.mmst.pfm.com, (iii) on the SEC’s website at http://www.sec.gov, or (iv) at the SEC’s public reference room in Washington,D.C. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330.
The Trust has adopted the proxy voting policies of its adviser. A description of the policies and procedures that the Trust has adopted to determine how to vote proxies relating to portfolio securities are contained in the Trust’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Trust at 1-833-736-6678,
(ii) on the Trust’s website at www.mmst.pfm.com, (iii) on the SEC’s website at www.sec.gov, or (iv) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330. Information regarding the Trust’s proxy voting policies and procedures, as well as information regarding how the Trust voted proxies, if any, during the most recent 12-month period ended June 30 is available without charge (1) by calling 1-833-736-6678 (toll free), or (2) on the website of the SEC at www.sec.gov.

Message from the Adviser (unaudited)

We are pleased to present the Semi-Annual Report for the PFM Multi-Manager Series Trust (the “Trust”) and the Trust’s PFM Multi-Manager Domestic Equity Fund (“Domestic Equity Fund”), PFM Multi-Manager International Equity Fund (“International Equity Fund”) and PFM Multi-Manager Fixed-Income Fund (“Fixed Income Fund) (each a “Fund” and, collectively, the “Funds”), for the six month period ended March 31, 2021.
The semi-annual period ending March 31, 2021 saw the beginning of recovery following the deep economic contraction brought on by the COVID-19 pandemic. Helped by aggressive monetary and fiscal responses, the U.S. economy grew at an annual rate of 33.1%, a strong rebound from the 31.4% annualized contraction of the second quarter. The rebound continued in the fourth quarter of calendar year 2020 with an annualized 4% expansion. The economy is expected to continue to grow at above trend levels for both 2021 and 2022. Outside of the U.S., economic conditions also began to stabilize and show signs of improvement. The International Monetary Fund (the “IMF”) expects the global economy to grow at a healthy pace of 6.0% in 2021 and a still strong 4.4% in 2022 led by emerging markets, which are expected to grow 6.7% and 5.0% in 2021 and 2022, respectively. China, the only major economy to avoid a recession in 2020, is expected to grow 8.4% in 2021 and 5.6% in 2022.
As a result of improving economic fundamentals, capital markets turned into a very strong performer in the fiscal semi-annual period. The S&P 500 returned 19.1%, including dividends during the period. The strong performance was driven by the more cyclical sectors of the markets, including energy and financials, while the more stable sectors and technology underperformed; value stocks outperformed growth. Unlike the previous period when the equity rally was led by a relatively small number of stocks, the equity market broadened, with the equal-weighted S&P 500 outperforming the market-cap weighted index. International equities likewise turned in a strong performance with non-U.S. developed markets returning about 20%, while emerging market equities outperformed with a 23% return. The performance of the credit markets was mixed. While high yield bonds returned mid-single digit, investment grade bonds were down about 2.0%. Long term Treasuries were down mid-teens, reversing the prior period’s strong performance as interest rates began to reflect an improving economy. As investors began to discount that an improving economy combined with easy monetary policy and significant fiscal stimulus might lead to higher inflation, commodities, which have performed poorly for an extended period of time, turned in a strong performance during the period.
While the economic fundamentals look promising and capital markets are behaving well, there are signs of concerns that we will continue to monitor. The bear market that bottomed out on March 23, 2020 was one of the shortest on record. Investor sentiment seems to accentuate the continued economic recovery, easy monetary policy for the foreseeable future and continuing fiscal stimulus. With valuations at the upper end of what may be considered fair value, we may see a correction over the next several months before the equity market resumes its upward trajectory as a lot of the good news is already discounted in the current equity prices.
We remain constructive on the economic recovery and expected performance for capital markets. But one issue that investors may need to focus on is possible higher interest rates. Jay Powell and most of his colleagues at the U.S. Federal Reserve (the “Fed”) have reiterated several times that they do not expect to begin to raise rates well into 2023. Market based indicators are beginning to suggest that the Fed may need to begin to normalize rates at some point in 2022. This divergence has the potential to lead to higher volatility and put downward pressure on equity valuations. An additional issue that investors need to carefully consider is the possibility of rising inflation. Both Powell and Treasury Secretary Yellen have made the case that while inflation may rise in the short term, higher inflation is likely to be transitory. While this remains the base case, some economists such as Olivier Blanchard, the former chief economist for the IMF, are beginning to warn that we may be creating the conditions for an extended period of higher inflation. Should this prove to be the case, the Fed will be forced to act aggressively to rein in inflation, which may cause a recession. While the base case is that inflation is likely to continue to remain well behaved, investors do need to carefully monitor early signs of inflation. Commodity prices, purchasing managers’ index price indices, rising home prices, etc. all suggest that investors would be well served to focus on possible higher inflation.
The U.S. faces a number of issues both domestically and internationally. Domestically, social tensions are rising while productivity continues to be weak. On the international front, there are a number of areas that may prove troublesome. U.S.-China relations have not improved despite a new president. The recent meeting between the Biden Administration and China did not go well. Russia continues to be a concern. Iran and North Korea may also try to test Biden.
While some risks bear watching, we remain constructive and expect the economy to continue to recover and risk assets such as equities, credit, etc. to continue to perform well. The labor market continues to improve and we expect the unemployment rate to fall back to the previous low level over the next year or so. Households are generally in strong financial position with household net worth hitting an all time high and elevated savings rate. Home sales continue to be strong with the limiting factor being available inventory. Corporate profits are recovering strongly. We believe there is significant pent-up demand that will drive continued economic growth for the rest of the year.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2021   1

Management Discussion of Fund Performance (unaudited)

PFM Multi-Manager Domestic Equity Fund Review
The Domestic Equity Fund uses a multi-manager approach, allocating assets to one or more sub-advisers who act independently and in keeping with their distinct investment styles. The Fund may also allocate assets to third-party mutual funds and ETFs. Assets are primarily invested in U.S. equities. The Fund utilized the following sub-advisers as of March 31, 2021: Champlain Investment Partners, LLC, Jacobs Levy Equity Management, Inc., Nuance Investments, LLC, and Vaughan Nelson Investment Management, L.P. The Fund also held a position in the Vanguard Total Stock Market ETF. For the six months ending March 31, 2021, the Domestic Equity Fund returned 23.19%, outperforming the Russell 3000 Index return of 21.96% for the same period. The outperformance was largely a result of an overweight to the dedicated small cap manager, Jacobs Levy Small Cap. Nuance All Cap strategy benefitted from the economic reopening, as well as broadening in the market. Vaughan Nelson Select also outperformed its benchmark through strong sector allocation.
	Fund Assets Managed
Investment Sub-Adviser	(%)	($ Million)	Investment Strategy
Champlain Investment Partners, LLC	8.9	65.5	Active U.S. Mid-Cap
Jacobs Levy Equity Management, Inc.	5.9	43.7	Active U.S. Small-Cap
Nuance Investments, LLC	12.3	90.2	Active U.S. All-Cap
Vaughan Nelson Investment Management, L.P.	12.7	93.1	Active U.S. All-Cap

Note: Fund Assets % column does not add up to 100% of the total assets on the Schedule of Investments due to $439.5 million invested in the Vanguard Total Stock Market ETF, Fund level cash and rounding differences.
Sector Diversification	%
Communication Services	8.0
Consumer Discretionary	9.8
Consumer Staples	6.6
Energy	2.7
Financials	12.8
Health Care	15.6
Industrials	11.3
Information Technology	23.3
Materials	3.1
Real Estate	3.5
Utilities	2.6
Cash Equivalents and Other	0.7

PFM Multi-Manager International Equity Fund Review
The International Equity Fund uses a multi-manager approach, allocating assets to one or more sub-advisers who act independently and in keeping with their distinct investment styles. The Fund may also allocate assets to third-party mutual funds and ETFs. Assets are primarily invested in non-U.S. equities. The Fund utilized the following sub-advisers as of March 31, 2021: Acadian Asset Management LLC, Aristotle Capital Management, LLC, J O Hambro Capital Management Limited, Lazard Asset Management LLC, Schroders Investment Management North America, Inc. and Schroders Investment Management North America Limited (collectively “Schroders Investment Management”), and WCM Investment Management, LLC. The Fund also held positions in the Artisan International Small-Mid Cap Fund and the iShares Core MSCI Total International ETF. For the six months ended March 31, 2021, the International Equity Fund returned 20.70%, underperforming the MSCI All Country World ex-U.S. Index return of 21.10% for the same period. The allocations to two total international equity managers (WCM Focused Growth and Lazard International) detracted from the performance due to poor sector allocation, while the allocation to the Schroders global emerging markets strategy was a contributor to relative performance.
2   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2021

	Fund Assets Managed
Investment Sub-Adviser	(%)	($ Million)	Investment Strategy
Acadian Asset Management LLC	10.6	56.0	Active International Developed Markets
Aristotle Capital Management, LLC	10.3	54.4	Active International Developed Markets
J O Hambro Capital Management Limited	3.7	19.6	Active International Small-Cap
Lazard Asset Management LLC	10.1	53.4	Active Total International Markets
Schroders Investment Management	12.1	64.1	Active Emerging Markets
WCM Investment Management, LLC	17.0	89.9	Active Total International

Note: Fund Assets % column does not add up to 100% of the total assets on the Schedule of Investments due to $171.6 million invested in the iShares Core MSCI Total International ETF, $19.4 million invested in Artisan International Small-Mid Cap Fund, Fund level cash and rounding differences.
Region Diversification	%
Europe & Middle East ex-UK	36.2
UK	7.1
Pacific ex-Japan	6.4
North America	7.3
Japan	12.4
EM Europe, Middle East & Africa	3.1
EM Asia	21.7
EM Latin America	3.9
Cash Equivalents and Other	1.9

Note: Percentages above are inclusive of the underlying sectors and regions within the iShares Core MSCI Total International ETF and Artisan International Small-Mid Cap Fund and may vary from the percentages reflected in the Schedule of Investments.
Sector Diversification	%
Communication Services	6.6
Consumer Discretionary	15.2
Consumer Staples	6.5
Energy	2.8
Financials	14.3
Health Care	11.2
Industrials	14.6
Information Technology	17.2
Materials	6.6
Real Estate	1.7
Utilities	1.9
Cash Equivalents and Other	1.3

PFM Multi-Manager Fixed-Income Fund Review
The Fixed Income Fund uses a multi-manager approach, allocating assets to one or more sub-advisers who act independently and in keeping with their distinct investment styles. The Fund may also allocate assets to third-party mutual funds and ETFs. Assets are primarily invested in fixed-income securities and in derivatives and other instruments that have similar economic characteristics. The Fund allocated assets to the following separate account sub-advisers as of March 31, 2021: Brown Brothers Harriman & Co., PineBridge Investments LLC, PGIM, Inc., and Teachers Advisors, LLC (“TAL”). The Fund also held positions in the Diamond Hill High Yield Fund, iShares JPM USD Emerging Market Debt ETF and the iShares iBoxx High Yield Corporate ETF. For the six months ended March 31, 2021, the Fixed Income Fund returned -0.94%, outperforming the Bloomberg Barclays US Aggregate Index return of -2.73% for the same period. The outperformance was a result of tactical credit allocations, particularly high yield corporate and structured debt, coupled with selection within managers PGIM, TAL and PineBridge.
	Fund Assets Managed
Investment Sub-Adviser	(%)	($ Million)	Investment Strategy
Brown Brothers Harriman & Co.	8.9	66.6	Active Securitized Assets
PineBridge Investments LLC	7.2	54.0	Active Investment Grade Credit
PGIM, Inc.	37.7	283.4	Active Investment Grade Core
Teachers Advisors, LLC	38.3	288.0	Active Investment Grade Core

Note: Fund Assets % column does not add up to 100% of the total assets on the Schedule of Investments due to $58 million invested in iShares JPM USD Emerging Market Debt ETF, iShares iBoxx High Yield Corporate ETF, and Diamond Hill High Yield Fund, Fund level cash, private placements and rounding differences.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2021   3

Credit Quality Diversification	%
U.S. Government & Related	10.2
Municipal / Local Authority	1.6
Asset Backed Securities	9.6
Collateralized Loan Obligations	4.8
Mortgages	30.0
Investment Grade Corporates	29.6
High Yield Corporates	7.1
Emerging Market Debt	5.6
Cash Equivalents and Other	1.6
Sector Diversification	%
AAA	42.3
AA	6.1
A	15.9
BBB	20.7
BB	6.2
B	2.9
Below B	0.6
Cash & Not Rated	5.3

Note: Percentages above are inclusive of underlying exposures within the Diamond Hill High Yield mutual fund, iShares iBoxx $ High Yield Corporate Bond ETF and iShares J.P. Morgan USD Emerging Markets ETF and may differ from percentages reflected in the Schedule of Investments. Credit quality percentages above represent the lowest rating assigned in the instance of multiple ratings
4   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2021

Schedule of Investments (unaudited)
March 31, 2021
PFM Multi-Manager Domestic Equity Fund

Investments	Shares	Value
COMMON STOCKS – 38.8%
COMMUNICATION SERVICES – 2.0%
Alphabet, Inc., Class A(a)	3,213	$6,626,877
Cable One, Inc.	59	107,873
Cogent Communications Holdings, Inc.	38,182	2,625,394
comScore, Inc.(a)	5,131	18,780
Cumulus Media, Inc., Class A(a)	800	7,288
Facebook, Inc., Class A(a)	17,360	5,113,041
Marchex, Inc., Class B(a)	4,207	11,822
Ooma, Inc.(a)	2,880	45,648
Travelzoo(a)	3,536	59,263
Yelp, Inc.(a)	5,001	195,039
Total Communication Services		14,811,025
CONSUMER DISCRETIONARY – 2.4%
Advance Auto Parts, Inc.	9,200	1,688,108
Amazon.com, Inc.(a)	1,384	4,282,207
American Axle & Manufacturing Holdings, Inc.(a)	36,126	348,977
American Public Education, Inc.(a)	2,343	83,481
Boot Barn Holdings, Inc.(a)	1,987	123,810
Cooper-Standard Holdings, Inc.(a)	2,485	90,255
Core-Mark Holding Co., Inc.	5,540	214,343
Dillard’s, Inc., Class A	281	27,136
Everi Holdings, Inc.(a)	1,574	22,209
Fiesta Restaurant Group, Inc.(a)	3,036	38,223
Genesco, Inc.(a)	2,789	132,477
Goodyear Tire & Rubber Co. (The)	10,285	180,707
GoPro, Inc., Class A(a)	28,631	333,265
Haverty Furniture Cos., Inc.	3,314	123,248
Hibbett Sports, Inc.(a)	5,005	344,794
Leslie’s, Inc.(a)	14,820	362,942
Levi Strauss & Co., Class A	43,660	1,043,911
LKQ Corp.(a)	37,670	1,594,571
Modine Manufacturing Co.(a)	2,488	36,748
ODP Corp. (The)	8,275	358,225
Perdoceo Education Corp.(a)	22,767	272,293
Planet Fitness, Inc., Class A(a)	4,420	341,666
PlayAGS, Inc.(a)	5,501	44,448
Rent-A-Center, Inc.	8,164	470,736
Signet Jewelers Ltd.(a)	7,500	434,850
Sonos, Inc.(a)	679	25,442
Strattec Security Corp.	525	24,623
Tenneco, Inc., Class A(a)	4,067	43,598
Investments	Shares	Value
COMMON STOCKS – (continued)
CONSUMER DISCRETIONARY – (continued)
Terminix Global Holdings, Inc.(a)	16,400	$781,788
Tractor Supply Co.	8,100	1,434,348
Ulta Beauty, Inc.(a)	3,650	1,128,470
Unifi, Inc.(a)	4,142	114,154
Universal Electronics, Inc.(a)	2,122	116,646
Vera Bradley, Inc.(a)	11,525	116,403
Vista Outdoor, Inc.(a)	14,285	458,120
Total Consumer Discretionary		17,237,222
CONSUMER STAPLES – 3.2%
Andersons, Inc. (The)	9,481	259,590
Beiersdorf AG, ADR	141,501	2,991,331
Cal-Maine Foods, Inc.(a)	61,789	2,373,933
Campbell Soup Co.	14,500	728,915
Central Garden & Pet Co., Class A(a)	1,912	99,214
Church & Dwight Co., Inc.	10,200	890,970
Clorox Co. (The)	5,600	1,080,128
Coca-Cola Consolidated, Inc.	1,218	351,734
Diageo PLC, ADR	1,342	220,370
Fresh Del Monte Produce, Inc.	9,805	280,717
Hershey Co. (The)	9,100	1,439,256
Hormel Foods Corp.	14,600	697,588
JM Smucker Co. (The)	11,800	1,493,054
Kimberly-Clark Corp.	3,287	457,057
Lamb Weston Holdings, Inc.	53,925	4,178,109
Lancaster Colony Corp.	1,800	315,648
Landec Corp.(a)	7,222	76,553
McCormick & Co., Inc., NVDR	7,600	677,616
Medifast, Inc.	1,765	373,862
Molson Coors Brewing Co., Class B	17,900	915,585
Sanderson Farms, Inc.	17,291	2,693,592
Spectrum Brands Holdings, Inc.	652	55,420
TreeHouse Foods, Inc.(a)	3,720	194,333
USANA Health Sciences, Inc.(a)	3,939	384,447
Total Consumer Staples		23,229,022
ENERGY – 1.1%
Arch Resources, Inc.	958	39,853
Bonanza Creek Energy, Inc.(a)	6,488	231,816
Bristow Group, Inc.(a)	5,529	143,091
Chevron Corp.	27,155	2,845,572
CONSOL Energy, Inc.(a)	2,903	28,217
Dorian LPG Ltd.(a)	7,006	91,989
Green Plains, Inc.(a)	4,293	116,211
Kosmos Energy Ltd.	657,495	2,018,510

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2021   5

Schedule of Investments (unaudited)
March 31, 2021
PFM Multi-Manager Domestic Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
ENERGY – (continued)
Nabors Industries Ltd.	891	$83,264
Par Pacific Holdings, Inc.(a)	16,339	230,707
PDC Energy, Inc.(a)	2,362	81,253
SM Energy Co.	7,921	129,667
Targa Resources Corp.	854	27,114
TechnipFMC PLC	246,050	1,899,506
US Silica Holdings, Inc.	12,025	147,787
Total Energy		8,114,557
FINANCIALS – 5.7%
Alleghany Corp.(a)	711	445,292
Allegiance Bancshares, Inc.	2,347	95,147
American Equity Investment Life Holding Co.	10,307	324,980
Aon PLC, Class A	16,135	3,712,825
Arthur J Gallagher & Co.	12,480	1,557,130
Axos Financial, Inc.(a)	3,911	183,856
Banc of California, Inc.	2,900	52,432
BCB Bancorp, Inc.	1,594	21,997
Blucora, Inc.(a)	12,279	204,323
Cadence BanCorp	20,706	429,235
CBTX, Inc.	4,011	123,218
Charles Schwab Corp. (The)	10,152	661,707
Chubb Ltd.	2,853	450,688
Cullen/Frost Bankers, Inc.	9,000	978,840
Customers Bancorp, Inc.(a)	8,934	284,280
Donegal Group, Inc., Class A	2,084	30,968
Donnelley Financial Solutions, Inc.(a)	3,915	108,954
Elevate Credit, Inc.(a)	6,365	18,586
Employers Holdings, Inc.	7,294	314,080
Encore Capital Group, Inc.(a)	10,244	412,116
Enova International, Inc.(a)	13,127	465,746
Everest Re Group Ltd.	14,219	3,523,610
EZCORP, Inc., Class A(a)	17,328	86,120
Flagstar Bancorp, Inc.	10,869	490,192
Green Dot Corp., Class A(a)	7,024	321,629
Greenhill & Co., Inc.	4,543	74,869
Hallmark Financial Services, Inc.(a)	9,352	36,286
Hanmi Financial Corp.	7,938	156,617
Hartford Financial Services Group, Inc. (The)	16,649	1,111,987
HCI Group, Inc.	500	38,410
Hilltop Holdings, Inc.	11,842	404,167
Home Bancorp, Inc.	574	20,693
HomeStreet, Inc.	8,473	373,405
James River Group Holdings Ltd.	8,382	382,387
LendingClub Corp.(a)	628	10,375
Investments	Shares	Value
COMMON STOCKS – (continued)
FINANCIALS – (continued)
Meridian Corp.	1,078	$28,028
MetLife, Inc.	18,516	1,125,588
Morgan Stanley	33,025	2,564,721
National Bank Holdings Corp., Class A	7,243	287,402
Northeast Bank	789	20,822
Northern Trust Corp.	50,331	5,290,291
Northrim BanCorp, Inc.	1,300	55,263
Piper Sandler Cos.	2,865	314,147
Popular, Inc.	19,575	1,376,514
Prosperity Bancshares, Inc.	10,400	778,856
Reinsurance Group of America, Inc.	7,253	914,241
Shore Bancshares, Inc.	1,624	27,640
SiriusPoint Ltd.(a)	17,789	180,914
South Plains Financial, Inc.	180	4,090
Stewart Information Services Corp.	8,227	428,051
StoneX Group, Inc.(a)	3,034	198,363
SVB Financial Group(a)	1,850	913,271
Towne Bank	21,807	662,933
Tradeweb Markets, Inc., Class A	19,200	1,420,800
Travelers Cos., Inc. (The)	27,745	4,172,848
TrustCo Bank Corp. NY	12,541	92,427
UMB Financial Corp.	2,459	227,039
United Fire Group, Inc.	5,391	187,607
United Insurance Holdings Corp.	8,437	60,831
Universal Insurance Holdings, Inc.	9,205	132,000
Valley National Bancorp	53,229	731,366
Veritex Holdings, Inc.	9,980	326,546
White Mountains Insurance Group Ltd.	569	634,378
WR Berkley Corp.	5,928	446,675
Total Financials		41,510,799
HEALTH CARE – 7.3%
Abcam PLC, ADR(a)	315	6,054
Accuray, Inc.(a)	6,183	30,606
Acorda Therapeutics, Inc.(a)	4,502	21,925
Align Technology, Inc.(a)	2,350	1,272,595
Allscripts Healthcare Solutions, Inc.(a)	33,145	497,672
Amphastar Pharmaceuticals, Inc.(a)	10,436	191,188
AngioDynamics, Inc.(a)	12,121	283,631
Applied Genetic Technologies Corp.(a)	5,375	27,251

See Notes to Financial Statements.
6   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2021

Schedule of Investments (unaudited)
March 31, 2021
PFM Multi-Manager Domestic Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
HEALTH CARE – (continued)
Ardelyx, Inc.(a)	3,195	$21,151
Assertio Holdings, Inc.(a)	15,207	10,379
Avrobio, Inc.(a)	1,927	24,454
Baxter International, Inc.	42,297	3,567,329
Becton Dickinson and Co.	9,351	2,273,696
Bio-Rad Laboratories, Inc., Class A(a)	1,430	816,773
Bio-Techne Corp.	3,250	1,241,273
Cantel Medical Corp.	10,850	866,264
Cara Therapeutics, Inc.(a)	1,037	22,513
Cardiovascular Systems, Inc.(a)	5,887	225,708
Castlight Health, Inc., Class B(a)	19,622	29,629
Catalent, Inc.(a)	7,650	805,622
Catalyst Pharmaceuticals, Inc.(a)	5,621	25,913
Chiasma, Inc.(a)	5,745	17,982
Coherus Biosciences, Inc.(a)	17,260	252,169
Computer Programs & Systems, Inc.	1,916	58,630
Cooper Cos., Inc. (The)	2,900	1,113,861
Cross Country Healthcare, Inc.(a)	9,612	120,054
CytomX Therapeutics, Inc.(a)	7,112	54,976
DENTSPLY SIRONA, Inc.	55,963	3,570,999
Eagle Pharmaceuticals, Inc.(a)	4,306	179,732
Edwards Lifesciences Corp.(a)	17,200	1,438,608
Enanta Pharmaceuticals, Inc.(a)	4,069	200,683
Endo International PLC(a)	20,767	153,883
Envista Holdings Corp.(a)	6,340	258,672
Galera Therapeutics, Inc.(a)	1,000	8,820
Globus Medical, Inc., Class A(a)	10,958	675,780
Gossamer Bio, Inc.(a)	2,360	21,830
Hanger, Inc.(a)	5,107	116,542
HCA Healthcare, Inc.	11,830	2,228,062
HealthStream, Inc.(a)	9,313	208,052
Homology Medicines, Inc.(a)	2,329	21,916
ICU Medical, Inc.(a)	16,359	3,360,793
Integra LifeSciences Holdings Corp.(a)	19,500	1,347,255
Intercept Pharmaceuticals, Inc.(a)	1,227	28,319
Invacare Corp.	7,552	60,567
Johnson & Johnson	11,194	1,839,734
Lannett Co., Inc.(a)	6,815	35,983
Maravai LifeSciences Holdings, Inc., Class A(a)	9,200	327,888
Investments	Shares	Value
COMMON STOCKS – (continued)
HEALTH CARE – (continued)
Masimo Corp.(a)	16,775	$3,852,546
Merit Medical Systems, Inc.(a)	7,704	461,316
Minerva Neurosciences, Inc.(a)	10,819	31,591
Molina Healthcare, Inc.(a)	306	71,531
Natus Medical, Inc.(a)	10,922	279,712
NextGen Healthcare, Inc.(a)	15,780	285,618
Orthofix Medical, Inc.(a)	4,903	212,545
Poseida Therapeutics, Inc.(a)	2,511	23,980
Radius Health, Inc.(a)	4,189	87,383
Recro Pharma, Inc.(a)	9,824	27,409
REGENXBIO, Inc.(a)	5,938	202,545
Selecta Biosciences, Inc.(a)	11,616	52,562
Smith & Nephew PLC, ADR	96,490	3,656,971
Surmodics, Inc.(a)	1,801	100,982
Tandem Diabetes Care, Inc.(a)	7,300	644,225
Travere Therapeutics, Inc.(a)	5,919	147,797
Tricida, Inc.(a)	3,842	20,324
United Therapeutics Corp.(a)	1,993	333,369
UnitedHealth Group, Inc.	12,355	4,596,925
Universal Health Services, Inc., Class B	8,295	1,106,470
Vanda Pharmaceuticals, Inc.(a)	15,372	230,887
Varex Imaging Corp.(a)	11,142	228,300
Varian Medical Systems, Inc.(a)	24,127	4,259,139
Veeva Systems, Inc., Class A(a)	3,900	1,018,836
Waters Corp.(a)	5,300	1,506,101
West Pharmaceutical Services, Inc.	1,600	450,848
Total Health Care		53,853,328
INDUSTRIALS – 5.3%
3M Co.	19,002	3,661,305
AAR Corp.	5,573	232,115
ABM Industries, Inc.	2,674	136,401
Aerojet Rocketdyne Holdings, Inc.	9,452	443,866
Allegiant Travel Co.	1,837	448,338
AMETEK, Inc.	16,000	2,043,680
Apogee Enterprises, Inc.	8,208	335,543
ArcBest Corp.	6,553	461,135
Arcosa, Inc.	514	33,456
Astec Industries, Inc.	6,116	461,269
Astronics Corp.(a)	9,531	171,939
Atlas Air Worldwide Holdings, Inc.(a)	4,207	254,271
Barrett Business Services, Inc.	728	50,130
Boise Cascade Co.	8,909	533,025
Clarivate Analytics PLC(a)	46,725	1,233,073
CoreCivic, Inc.	48,773	441,396

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2021   7

Schedule of Investments (unaudited)
March 31, 2021
PFM Multi-Manager Domestic Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
INDUSTRIALS – (continued)
Cummins, Inc.	10,915	$2,828,186
DXP Enterprises, Inc.(a)	4,747	143,217
Echo Global Logistics, Inc.(a)	4,074	127,964
Fortive Corp.	30,200	2,133,328
Generac Holdings, Inc.(a)	3,680	1,205,016
Heidrick & Struggles International, Inc.	6,286	224,536
HNI Corp.	8,672	343,064
Hyster-Yale Materials Handling, Inc.	900	78,408
IDEX Corp.	4,150	868,678
Interface, Inc.	22,261	277,817
Manitowoc Co., Inc. (The)(a)	2,348	48,416
Matrix Service Co.(a)	4,749	62,259
Moog, Inc., Class A	5,865	487,675
Mueller Water Products, Inc., Class A	166,093	2,307,032
MYR Group, Inc.(a)	5,325	381,643
Nordson Corp.	5,200	1,033,136
Northrop Grumman Corp.	7,488	2,423,416
NOW, Inc.(a)	36,411	367,387
Orion Group Holdings, Inc.(a)	6,852	41,592
Powell Industries, Inc.	1,681	56,935
Primoris Services Corp.	415	13,749
Quanex Building Products Corp.	7,920	207,742
Raytheon Technologies Corp.	2,907	224,624
Resources Connection, Inc.	12,025	162,818
Rockwell Automation, Inc.	3,330	883,915
Saia, Inc.(a)	14,910	3,437,948
Tennant Co.	3,897	311,331
Titan International, Inc.	17,684	164,108
Toro Co. (The)	9,700	1,000,458
Triumph Group, Inc.	4,348	79,916
TrueBlue, Inc.(a)	5,528	121,727
Union Pacific Corp.	22,095	4,869,959
USA Truck, Inc.(a)	2,174	41,545
Verisk Analytics, Inc.	3,200	565,408
Veritiv Corp.(a)	2,584	109,923
Werner Enterprises, Inc.	9,903	467,125
Total Industrials		39,042,943
INFORMATION TECHNOLOGY – 7.9%
Accenture PLC, Class A	12,780	3,530,475
ADTRAN, Inc.	13,403	223,562
Agilysys, Inc.(a)	7,585	363,777
Amphenol Corp., Class A	55,400	3,654,738
Applied Optoelectronics, Inc.(a)	2,874	24,027
Arlo Technologies, Inc.(a)	16,781	105,385
Investments	Shares	Value
COMMON STOCKS – (continued)
INFORMATION TECHNOLOGY – (continued)
Asana, Inc., Class A(a)	27,340	$781,377
AstroNova, Inc.	1,693	22,686
Aviat Networks, Inc.(a)	1,624	115,369
Avid Technology, Inc.(a)	7,637	161,217
Bel Fuse, Inc., Class B	1,489	29,616
Benchmark Electronics, Inc.	2,794	86,390
BM Technologies, Inc.(a)	1,101	12,827
CalAmp Corp.(a)	10,782	116,985
Casa Systems, Inc.(a)	4,402	41,951
Cirrus Logic, Inc.(a)	1,008	85,468
CommScope Holding Co., Inc.(a)	5,242	80,517
Comtech Telecommunications Corp.	9,668	240,153
CSG Systems International, Inc.	9,953	446,790
Daktronics, Inc.	6,639	41,627
Diebold Nixdorf, Inc.(a)	4,258	60,166
DSP Group, Inc.(a)	8,217	117,092
Entegris, Inc.	16,770	1,874,886
Extreme Networks, Inc.(a)	22,584	197,610
Harmonic, Inc.(a)	31,128	244,044
Infinera Corp.(a)	10,137	97,619
Insight Enterprises, Inc.(a)	2,038	194,466
Intevac, Inc.(a)	2,438	17,432
Kulicke & Soffa Industries, Inc.	14,368	705,612
Mastercard, Inc., Class A	13,470	4,795,993
Medallia, Inc.(a)	43,500	1,213,215
Microsoft Corp.	17,570	4,142,479
Motorola Solutions, Inc.	17,835	3,353,872
MTS Systems Corp.	65,345	3,803,079
NeoPhotonics Corp.(a)	5,898	70,481
NETGEAR, Inc.(a)	7,688	315,977
New Relic, Inc.(a)	10,135	623,100
Nutanix, Inc., Class A(a)	824	21,885
NVIDIA Corp.	3,155	1,684,549
Okta, Inc.(a)	3,900	859,677
ON Semiconductor Corp.(a)	97,205	4,044,700
OneSpan, Inc.(a)	10,624	260,288
Palo Alto Networks, Inc.(a)	4,000	1,288,240
PC Connection, Inc.	4,281	198,596
Photronics, Inc.(a)	14,129	181,699
Plantronics, Inc.	9,321	362,680
Progress Software Corp.	6,976	307,363
Proofpoint, Inc.(a)	7,800	981,162
Pure Storage, Inc., Class A(a)	40,460	871,508
Quantum Corp.(a)	2,329	19,401
Sanmina Corp.(a)	12,652	523,540
ScanSource, Inc.(a)	7,096	212,525

See Notes to Financial Statements.
8   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2021

Schedule of Investments (unaudited)
March 31, 2021
PFM Multi-Manager Domestic Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
INFORMATION TECHNOLOGY – (continued)
ServiceNow, Inc.(a)	1,100	$550,121
SMART Global Holdings, Inc.(a)	4,740	218,135
Smartsheet, Inc., Class A(a)	15,400	984,368
Splunk, Inc.(a)	3,850	521,598
Super Micro Computer, Inc.(a)	1,876	73,277
Synchronoss Technologies, Inc.(a)	10,678	38,120
Synopsys, Inc.(a)	3,550	879,619
Texas Instruments, Inc.	24,485	4,627,420
TTEC Holdings, Inc.	612	61,475
Unisys Corp.(a)	8,508	216,273
Universal Display Corp.	8,290	1,962,823
Veeco Instruments, Inc.(a)	18,997	393,998
Workday, Inc., Class A(a)	8,000	1,987,440
Xperi Holding Corp.	16,430	357,681
Zendesk, Inc.(a)	4,400	583,528
Zscaler, Inc.(a)	6,000	1,030,020
Total Information Technology		58,295,769
MATERIALS – 1.3%
AdvanSix, Inc.(a)	5,329	142,924
AptarGroup, Inc.	11,901	1,686,015
Arconic Corp.(a)	6,820	173,160
Clearwater Paper Corp.(a)	5,610	211,048
Hawkins, Inc.	4,190	140,449
Kraton Corp.(a)	5,232	191,439
Myers Industries, Inc.	8,311	164,225
Nutrien Ltd.	54,310	2,926,766
Rayonier Advanced Materials, Inc.(a)	16,707	151,532
Sherwin-Williams Co. (The)	3,565	2,631,006
Stepan Co.	3,537	449,588
SunCoke Energy, Inc.	30,972	217,114
TimkenSteel Corp.(a)	7,761	91,192
Trinseo S.A.	9,768	621,928
Total Materials		9,798,386
REAL ESTATE – 1.5%
Agree Realty Corp.	6,602	444,381
Armada Hoffler Properties, Inc.	15,257	191,323
AvalonBay Communities, Inc.	5,976	1,102,632
Boston Properties, Inc.	6,230	630,850
Community Healthcare Trust, Inc.	5,614	258,918
Equity Commonwealth	149,152	4,146,426
Four Corners Property Trust, Inc.	15,970	437,578
GEO Group, Inc. (The)	35,375	274,510
Healthcare Realty Trust, Inc.	52,289	1,585,402
Investments	Shares	Value
COMMON STOCKS – (continued)
REAL ESTATE – (continued)
Industrial Logistics Properties Trust	17,170	$397,142
iStar, Inc.	25,137	446,936
NexPoint Residential Trust, Inc.	4,624	213,120
RE/MAX Holdings, Inc., Class A	5,036	198,368
Realogy Holdings Corp.(a)	28,432	430,176
Retail Opportunity Investments Corp.	22,675	359,852
RPT Realty	16,733	190,923
Summit Hotel Properties, Inc.	3,427	34,818
Total Real Estate		11,343,355
UTILITIES – 1.1%
Avista Corp.	20,668	986,897
California Water Service Group	5,873	330,885
Essential Utilities, Inc.	15,905	711,749
IDACORP, Inc.	2,271	227,032
Middlesex Water Co.	2,919	230,659
SJW Group	48,782	3,072,778
United Utilities Group PLC, ADR	87,530	2,286,065
Total Utilities		7,846,065
TOTAL COMMON STOCKS (Cost: $239,072,154)		285,082,471
EXCHANGE-TRADED FUND – 59.8%
Vanguard Total Stock Market ETF (Cost: $337,972,623)	2,126,352	439,495,695
SHORT-TERM INVESTMENTS – 1.4%
State Street Institutional Treasury Money Market Fund – Investor Class Shares, 0.07%(b) (Cost: $10,424,400)	10,424,400	10,424,400
TOTAL INVESTMENTS – 100.0% (Cost: $587,469,177)		735,002,566
OTHER ASSETS AND LIABILITIES, NET – 0.0%(c)		284,310
NET ASSETS – 100.0%		$735,286,876

(a)
Non-income producing security.

(b)
The rate shown is the annualized seven-day yield of March 31, 2021.

(c)
Amount is less than 0.05%

ADR
American Depositary Receipt

NVDR
Non-Voting Depositary Receipt

ETF
Exchange Traded Fund

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2021   9

Schedule of Investments (unaudited)
March 31, 2021
PFM Multi-Manager Domestic Equity Fund (concluded)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2021 (see Note 2 to the Financial Statements):
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks*	$285,082,471	$—	$—	$285,082,471
Exchange-Traded Fund	439,495,695	—	—	439,495,695
Money Market Fund	10,424,400	—	—	10,424,400
Total	$735,002,566	$—	$—	$735,002,566

*
See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.
10   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2021

Schedule of Investments (unaudited)
March 31, 2021
PFM Multi-Manager International Equity Fund

Investments	Shares	Value
COMMON STOCKS – 62.4%
ARGENTINA – 0.6%
MercadoLibre, Inc.(a)	2,154	$3,170,990
AUSTRALIA – 1.3%
Ansell Ltd.	7,000	208,633
BHP Group PLC	35,295	1,019,135
BlueScope Steel Ltd.	34,305	504,191
CSL Ltd.	16,433	3,303,278
CSR Ltd.	23,515	103,235
Data#3 Ltd.	5,021	19,793
Enero Group Ltd.	4,876	12,111
Fortescue Metals Group Ltd.	49,556	752,429
GWA Group Ltd.	126,158	274,055
IVE Group Ltd.	12,990	13,912
Lycopodium Ltd.	778	3,090
MotorCycle Holdings Ltd.	4,504	8,450
Shaver Shop Group Ltd.	12,690	10,843
Sigma Healthcare Ltd.(a)	40,393	20,863
South32 Ltd.	289,221	617,295
Total Australia		6,871,313
AUSTRIA – 0.3%
ANDRITZ AG	11,012	495,114
Erste Group Bank AG(a)	28,000	949,605
Vienna Insurance Group AG Wiener Versicherung Gruppe	8,245	213,683
voestalpine AG	4,597	190,461
Total Austria		1,848,863
BELGIUM – 0.1%
bpost S.A.(a)	11,623	111,087
D’ieteren S.A.	2,523	247,053
Deceuninck N.V.(a)	5,252	18,354
Econocom Group S.A.	1,184	4,645
Etablissements Franz Colruyt N.V.	1,618	96,503
Galapagos N.V.(a)	193	14,965
Total Belgium		492,607
BRAZIL – 1.5%
B3 S.A. – Brasil Bolsa Balcao	39,725	385,489
Banco Bradesco S.A., ADR	151,691	712,948
Cia de Saneamento Basico do Estado de Sao Paulo	61,500	450,161
Duratex S.A.	51,080	169,612
Equatorial Energia S.A.	84,918	374,151
Itau Unibanco Holding S.A., ADR	243,844	1,209,466
Klabin S.A., (Unit)	35,507	174,297
Lojas Renner S.A.	152,585	1,154,557
Investments	Shares	Value
COMMON STOCKS – (continued)
BRAZIL – (continued)
Magazine Luiza S.A.	415,300	$1,493,373
Odontoprev S.A.	74,000	172,883
Pagseguro Digital Ltd., Class A(a)	6,268	290,208
Raia Drogasil S.A.	79,540	354,130
Vale S.A., ADR	39,524	686,927
WEG S.A.	20,320	269,169
YDUQS Participacoes SA	31,281	148,440
Total Brazil		8,045,811
BRITAIN – 4.5%
3i Group PLC	27,463	436,721
Anglo American PLC	29,813	1,168,273
Aptitude Software Group PLC	3,430	33,100
Ashtead Group PLC	39,000	2,326,427
Bloomsbury Publishing PLC	76,171	300,327
BP PLC, ADR	10,451	254,482
Brickability Group PLC	15,725	16,801
Bunzl PLC	2,430	77,820
Close Brothers Group PLC	52,000	1,111,868
CNH Industrial N.V.(a)	42,920	664,134
Coca-Cola European Partners PLC	42,852	2,235,160
Dixons Carphone PLC(a)	189,657	373,628
FDM Group Holdings PLC	14,500	201,496
Ferguson PLC	6,915	826,322
First Derivatives PLC(a)	8,161	298,707
Gamma Communications PLC	12,420	280,804
Gear4Music Holdings PLC(a)	5,112	58,141
Genus PLC	4,670	312,761
GlaxoSmithKline PLC	95,555	1,696,709
Hargreaves Services PLC	3,500	15,489
HSBC Holdings PLC	69,600	407,353
JET2 PLC(a)	14,650	256,091
Judges Scientific PLC	276	24,047
Kainos Group PLC	13,777	283,375
Keystone Law Group PLC	2,569	22,135
Kingfisher PLC(a)	51,364	225,389
Mattioli Woods PLC	1,787	16,752
Paragon Banking Group PLC	44,150	278,519
Porvair PLC	25,900	194,953
Prudential PLC	25,526	542,104
Reach PLC(a)	48,517	144,138
Reckitt Benckiser Group PLC	12,100	1,083,935
RELX PLC	44,926	1,126,597
Rentokil Initial PLC(a)	205,000	1,368,977
Rio Tinto Ltd.	8,806	740,762

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2021   11

Schedule of Investments (unaudited)
March 31, 2021
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
BRITAIN – (continued)
Rio Tinto PLC	306	$23,413
Rio Tinto PLC, ADR	7,344	570,262
Smith & Nephew PLC	30,542	580,209
Spirent Communications PLC	77,078	253,429
SThree PLC(a)	44,005	233,561
Tesco PLC	213,614	673,936
Unilever PLC	34,457	1,924,057
UP Global Sourcing Holdings PLC	4,984	10,581
WPP PLC	17,028	216,109
Total Britain		23,889,854
CANADA – 3.5%
Alimentation Couche-Tard, Inc., Class B	8,300	267,618
Brookfield Asset Management, Inc., Class A	44,900	1,997,223
CAE, Inc.	23,344	665,193
Cameco Corp.	45,700	757,848
Canadian National Railway Co.	4,830	560,521
Canadian Pacific Railway Ltd.	8,500	3,223,965
Canfor Corp.(a)	3,200	66,282
Cervus Equipment Corp.	3,100	39,000
Cogeco Communications, Inc.	4,940	463,850
Cogeco, Inc.	800	61,717
Constellation Software, Inc.	300	418,964
Heroux-Devtek, Inc.(a)	19,793	270,112
Intertape Polymer Group, Inc.	2,600	57,930
Linamar Corp.	8,397	495,054
Lululemon Athletica, Inc.(a)	6,500	1,993,615
Magna International, Inc.	27,000	2,377,942
PFB Corp.	700	11,536
PHX Energy Services Corp.	5,600	12,299
Royal Bank of Canada	5,500	507,110
Shopify, Inc., Class A(a)	2,514	2,781,741
Suncor Energy, Inc.	43,707	913,649
TMX Group Ltd.	5,365	557,504
Topicus.com, Inc.(a)	557	36,584
Winpak Ltd.	900	32,277
Total Canada		18,569,534
CHILE – 0.1%
Banco Santander Chile, ADR	15,564	386,454
CHINA – 5.9%
51job, Inc., ADR(a)	1,701	106,483
Alibaba Group Holding Ltd.(a)	21,000	594,281
Investments	Shares	Value
COMMON STOCKS – (continued)
CHINA – (continued)
Alibaba Group Holding Ltd., ADR(a)	9,726	$2,205,176
Autohome, Inc., ADR	7,779	725,547
Baidu, Inc., ADR(a)	1,154	251,053
Centre Testing International Group Co., Ltd., Class A	83,400	362,609
China Longyuan Power Group Corp. Ltd., Class H	374,000	508,025
China Pacific Insurance Group Co., Ltd., Class H	115,000	453,397
ENN Energy Holdings Ltd.	78,800	1,263,987
Great Wall Motor Co., Ltd., Class H	210,500	583,511
Haitian International Holdings Ltd.	54,000	215,330
Huazhu Group Ltd., ADR(a)	6,852	376,175
JD.com, Inc., ADR(a)	30,217	2,548,200
Li Ning Co., Ltd.	98,000	636,601
Midea Group Co., Ltd., Class A	76,600	960,918
Ming Yang Smart Energy Group Ltd., Class A	84,300	224,414
NetEase, Inc., ADR	2,399	247,721
New Oriental Education & Technology Group, Inc., ADR(a)	28,338	396,732
Oppein Home Group, Inc., Class A	16,310	392,162
PICC Property & Casualty Co., Ltd., Class H	492,000	426,555
Ping An Insurance Group Co. of China Ltd., Class H	115,000	1,369,065
Shenzhou International Group Holdings Ltd.	122,100	2,530,236
SITC International Holdings Co., Ltd.	135,000	457,577
Tencent Holdings Ltd.	114,800	9,007,859
Weichai Power Co., Ltd., Class A	135,595	397,994
Wuxi Biologics Cayman, Inc.(b)	215,924	2,703,876
Yum China Holdings, Inc.	19,602	1,160,634
Zhejiang Dingli Machinery Co., Ltd., Class A	13,900	204,206
Zhejiang Supor Co., Ltd., Class A	22,861	249,535
Total China		31,559,859
COLOMBIA – 0.0%(c)
Bancolombia S.A., ADR	706	22,585

See Notes to Financial Statements.
12   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2021

Schedule of Investments (unaudited)
March 31, 2021
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
CZECH – 0.0%(c)
Avast PLC(b)	35,441	$222,797
DENMARK – 0.0%(c)
Norden A/S	4,524	104,840
North Media A/S	1,787	29,862
Total Denmark		134,702
EGYPT – 0.0%(c)
Commercial International Bank Egypt SAE, GDR	55,696	198,556
FINLAND – 0.5%
Alma Media Oyj	1,354	14,290
Digia Oyj	3,508	30,936
Fiskars Oyj Abp	3,395	63,144
Harvia Oyj	2,767	99,942
Kone Oyj, Class B	11,124	908,723
Marimekko Oyj(a)	466	26,449
Nordea Bank Abp(a)	51,829	510,370
Orion Oyj, Class B	12,527	501,971
Ponsse Oyj	449	19,903
QT Group Oyj(a)	511	53,573
Rapala VMC Oyj(a)	2,205	18,411
Scanfil Oyj	5,613	49,104
Titanium Oyj	496	9,801
Vaisala Oyj, Class A	5,320	198,705
Valmet Oyj	6,200	225,466
Vincit Oyj	1,410	15,874
Total Finland		2,746,662
FRANCE – 4.4%
Air Liquide S.A.	4,579	748,012
Alstom S.A.(a)	12,780	637,252
Amundi S.A.(b)	15,800	1,263,655
BioMerieux	835	106,244
BNP Paribas S.A.(a)	17,563	1,068,527
Capgemini SE	2,274	386,941
CBo Territoria	4,714	21,062
Cie Generale des Etablissements Michelin SCA	10,600	1,586,769
Coface S.A.(a)	29,784	329,717
Dassault Systemes SE	8,500	1,818,154
Engie S.A.(a)	60,244	855,196
Eutelsat Communications S.A.	21,112	256,988
Haulotte Group S.A.	5,851	41,581
Infotel S.A.	299	16,725
IPSOS	9,245	349,100
Jacquet Metal S.A.	2,750	63,918
Investments	Shares	Value
COMMON STOCKS – (continued)
FRANCE – (continued)
Lectra	10,394	$343,731
LVMH Moet Hennessy Louis Vuitton SE	8,677	5,780,712
Manitou BF S.A.	4,233	141,972
Neurones	427	14,271
Pernod Ricard S.A.	12,178	2,285,697
Publicis Groupe S.A.	12,454	760,034
Rexel S.A.(a)	1,627	32,245
Robertet S.A.	241	261,424
Rubis SCA	4,160	197,089
Safran S.A.(a)	9,350	1,272,459
Sanofi	11,603	1,146,376
Somfy S.A.	380	63,546
Synergie SE(a)	364	13,830
TOTAL S.A.	23,500	1,096,137
Ubisoft Entertainment S.A.(a)	5,497	418,238
Vilmorin & Cie S.A.	493	35,035
Total France		23,412,637
GERMANY – 3.4%
Ad Pepper Media International N.V.(a)	2,199	16,246
ADVA Optical Networking SE(a)	3,827	45,418
AP Moller – Maersk A/S, Class B	314	729,404
Bayerische Motoren Werke AG	8,532	885,184
bet-at-home.com AG	801	43,068
Carlsberg A/S, Class B	4,385	673,727
Continental AG(a)	3,276	432,967
Daimler AG	10,686	952,517
Deutsche Bank AG(a)	40,550	484,470
Deutsche Post AG	3,422	187,486
DSV PANALPINA A/S	17,104	3,355,682
Gerresheimer AG	2,474	245,737
Hawesko Holding AG	303	16,452
Hornbach Holding AG & Co. KGaA	1,527	148,987
Infineon Technologies AG	10,074	427,127
KWS Saat SE & Co. KGaA	3,500	302,498
Merck KGaA	6,842	1,169,843
Nemetschek SE	20,200	1,288,657
Novo Nordisk A/S, Class B	16,444	1,114,068
ProSiebenSat.1 Media SE(a)	24,598	502,931
Roche Holding AG	5,032	1,626,223
SAF-Holland SE(a)	2,122	30,857
Siemens AG	3,825	627,981
Surteco Group SE(a)	1,111	33,353
Symrise AG	10,100	1,224,697

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2021   13

Schedule of Investments (unaudited)
March 31, 2021
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
GERMANY – (continued)
Vestas Wind Systems A/S	3,192	$655,182
Vonovia SE	6,302	411,643
zooplus AG(a)	881	251,572
Total Germany		17,883,977
GREECE – 0.0%(c)
Hellenic Telecommunications Organization S.A.	9,396	150,736
HONG KONG – 1.7%
AIA Group Ltd.	501,700	6,085,632
Bosideng International Holdings Ltd.	282,000	126,960
Chen Hsong Holdings	44,000	13,697
China Mengniu Dairy Co., Ltd.	143,000	818,551
China Resources Beer Holdings Co., Ltd.	52,000	407,687
ESR Cayman Ltd.(b)	256,600	840,029
Hang Lung Properties Ltd.	84,000	218,263
Mandarin Oriental International Ltd.(a)	114,107	203,111
Pico Far East Holdings Ltd.	588,000	93,032
Vinda International Holdings Ltd.	62,000	209,349
Total Hong Kong		9,016,311
HUNGARY – 0.2%
OTP Bank Nyrt(a)	11,637	497,409
Richter Gedeon Nyrt	11,251	331,718
Total Hungary		829,127
INDIA – 1.7%
HDFC Bank Ltd., ADR(a)	61,600	4,785,704
ICICI Bank Ltd., ADR(a)	125,699	2,014,955
Infosys Ltd., ADR	52,305	979,150
Reliance Industries Ltd., GDR(b)	21,438	1,185,521
Reliance Industries Ltd., GDR(b)	4,507	249,237
Total India		9,214,567
INDONESIA – 0.2%
Bank Mandiri Persero Tbk PT	1,680,600	711,579
Bank Rakyat Indonesia Persero Tbk PT	397,100	120,292
Telkom Indonesia Persero Tbk PT, ADR	22,123	522,988
Total Indonesia		1,354,859
IRELAND – 2.6%
Accenture PLC, Class A	21,442	5,923,352
Experian PLC	114,673	3,947,460
Investments	Shares	Value
COMMON STOCKS – (continued)
IRELAND – (continued)
Grafton Group PLC, (Unit)	26,299	$371,259
ICON PLC(a)	9,118	1,790,502
Irish Continental Group PLC, (Unit)(a)	56,105	291,140
Medtronic PLC	8,769	1,035,882
Ryanair Holdings PLC, ADR(a)	4,253	489,095
Total Ireland		13,848,690
ISRAEL – 0.3%
Bezeq The Israeli Telecommunication Corp. Ltd.(a)	58,907	62,923
Check Point Software Technologies Ltd.(a)	6,169	690,743
Electra Consumer Products 1970 Ltd.	1,007	43,496
First International Bank Of Israel Ltd.	1,742	48,527
Mizrahi Tefahot Bank Ltd.	10,003	260,734
Neto ME Holdings Ltd.	160	7,791
NR Spuntech Industries Ltd.	8,850	23,439
Palram Industries 1990 Ltd.	2,829	26,927
Plus500 Ltd.	16,208	312,821
Total Israel		1,477,401
ITALY – 0.8%
Banca Mediolanum SpA(a)	12,640	119,325
DiaSorin SpA	2,731	438,122
Enel SpA	96,701	963,117
Ferrari N.V.	12,478	2,609,787
Newlat Food SpA(a)	1,450	10,900
Rizzoli Corriere Della Sera Mediagroup SpA(a)	24,080	20,162
Sanlorenzo SpA(a)	1,199	30,371
SIT SpA	1,600	13,584
Sogefi SpA(a)	16,573	25,771
Total Italy		4,231,139
JAPAN – 6.4%
Ariake Japan Co., Ltd.	3,700	224,222
Brother Industries Ltd.	24,800	548,523
Canon, Inc.	26,200	592,147
Capcom Co., Ltd.	17,400	564,940
Daiseki Co., Ltd.	9,400	340,429
Daiwa House Industry Co., Ltd.	26,600	778,601
Disco Corp.	2,100	659,065
FANUC Corp.	6,800	1,608,110
Fujitsu Ltd.	9,700	1,401,671
Furuno Electric Co., Ltd.	23,200	229,014

See Notes to Financial Statements.
14   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2021

Schedule of Investments (unaudited)
March 31, 2021
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
JAPAN – (continued)
Glory Ltd.	500	$10,747
Gun-Ei Chemical Industry Co., Ltd.	600	13,710
Hitachi Ltd.	26,000	1,175,019
Honda Motor Co., Ltd.	700	20,983
I-O Data Device, Inc.	3,000	28,503
Iida Group Holdings Co., Ltd.	21,800	526,862
Internet Initiative Japan, Inc.	3,500	82,122
Iwatani Corp.	6,000	370,106
Japan Material Co., Ltd.	7,000	82,818
JUTEC Holdings Corp.	1,000	9,402
KDDI Corp.	43,500	1,333,777
Keyence Corp.	5,500	2,497,042
Kintetsu World Express, Inc.	12,400	321,745
Kubota Corp.	56,700	1,290,184
Kurita Water Industries Ltd.	7,000	299,977
Makita Corp.	16,300	698,519
Makiya Co., Ltd.	1,100	10,103
Mani, Inc.	8,800	220,944
Marui Group Co., Ltd.	52,700	989,508
Mitsubishi Electric Corp.	52,800	804,220
Morito Co., Ltd.	1,900	11,068
MS&AD Insurance Group Holdings, Inc.	3,200	93,898
Nexon Co., Ltd.	20,600	667,907
Nichiha Corp.	900	26,254
Nidec Corp.	14,600	1,771,515
Nihon Kohden Corp.	13,700	399,648
Nintendo Co., Ltd.	2,699	1,506,662
Nippon Telegraph & Telephone Corp.	18,600	477,410
Nitori Holdings Co., Ltd.	3,300	638,541
Nojima Corp.	2,800	71,110
Nomura Holdings, Inc.	76,500	401,690
Oki Electric Industry Co., Ltd.	7,900	82,050
Okuwa Co., Ltd.	2,800	30,598
Omron Corp.	1,400	109,244
Otsuka Holdings Co., Ltd.	25,100	1,062,485
Panasonic Corp.	50,600	650,523
Rinnai Corp.	2,400	268,557
Rion Co., Ltd.	10,000	270,942
Rohm Co., Ltd.	5,300	517,435
Rohto Pharmaceutical Co., Ltd.	6,200	165,352
Ryohin Keikaku Co., Ltd.	22,900	541,451
Sakata Seed Corp.	7,100	262,262
Shimamura Co., Ltd.	3,300	380,592
Investments	Shares	Value
COMMON STOCKS – (continued)
JAPAN – (continued)
SHO-BOND Holdings Co., Ltd.	5,600	$241,246
Shoei Co., Ltd.	2,800	115,313
Sony Corp.	23,000	2,408,535
Sumitomo Mitsui Financial Group, Inc.	16,700	604,352
Sunday Co., Ltd.	700	9,357
T&D Holdings, Inc.	44,600	574,392
Techno Medica Co., Ltd.	1,900	28,382
TechnoPro Holdings, Inc.	1,400	116,577
Tokyo Keiki, Inc.	2,400	20,462
Transcosmos, Inc.	11,100	299,342
Wacom Co., Ltd.	9,500	63,748
Wantedly, Inc.(a)	700	12,031
Yamada Holdings Co., Ltd.	92,200	497,118
Yamaha Corp.	12,000	651,343
Z Holdings Corp.	85,035	422,852
Total Japan		34,205,257
LUXEMBOURG – 0.2%
ArcelorMittal S.A.(a)	15,204	439,146
Eurofins Scientific SE(a)	6,893	658,880
Ternium S.A., ADR(a)	6,399	248,537
Total Luxembourg		1,346,563
MACAU – 0.1%
Sands China Ltd.(a)	122,400	611,677
MEXICO – 0.5%
Arca Continental S.A.B. de C.V.	118,200	581,184
Cemex S.A.B. de C.V., (Unit), Series CPO(a)	94,986	66,780
Cemex S.A.B. de C.V., ADR(a)	29,728	207,204
Genomma Lab Internacional S.A.B. de C.V., Class B(a)	276,100	278,808
Grupo Financiero Banorte S.A.B. de C.V., Class O(a)	229,863	1,296,104
Total Mexico		2,430,080
NETHERLANDS – 3.1%
Accell Group N.V.(a)	2,020	93,214
Adyen N.V.(b)	933	2,082,675
Akzo Nobel N.V.	14,400	1,608,982
ASML Holding N.V.	9,436	5,797,037
Corbion N.V.	5,241	291,941
Heineken N.V.	13,700	1,407,702
Koninklijke Ahold Delhaize N.V.	18,677	520,185
Koninklijke DSM N.V.	4,066	688,051
Koninklijke Philips N.V.(a)	15,708	896,631

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2021   15

Schedule of Investments (unaudited)
March 31, 2021
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
NETHERLANDS – (continued)
Nedap N.V.	450	$32,507
Ordina N.V.	158,275	615,294
Randstad N.V.	11,668	820,710
Sligro Food Group N.V.(a)	11,528	308,231
Wolters Kluwer N.V.	14,252	1,238,791
Total Netherlands		16,401,951
NEW ZEALAND – 0.2%
EBOS Group Ltd.	5,686	117,148
Fisher & Paykel Healthcare Corp. Ltd.	26,517	594,422
Fletcher Building Ltd.	17,806	88,045
New Zealand Refining Co., Ltd. (The)(a)	59,212	19,436
NZX Ltd.	16,197	23,755
Total New Zealand		842,806
NORWAY – 0.3%
Borregaard ASA	18,331	399,061
Equinor ASA	24,973	488,473
Norway Royal Salmon ASA	8,788	209,396
Stolt-Nielsen Ltd.	1,217	17,957
Telenor ASA	32,443	570,862
Total Norway		1,685,749
PERU – 0.3%
Credicorp Ltd.	10,000	1,365,700
POLAND – 0.1%
KGHM Polska Miedz S.A.(a)	5,522	265,767
PORTUGAL – 0.1%
Galp Energia SGPS S.A.	40,207	467,735
RUSSIA – 0.9%
Evraz PLC	70,584	562,435
Fix Price Group Ltd., GDR(a)	9,889	96,517
Fix Price Group Ltd., GDR(b)	43,829	425,580
LUKOIL PJSC, ADR	8,320	672,173
Magnit PJSC, GDR	14,345	215,031
Novatek PJSC, GDR	4,570	902,575
Polyus PJSC, GDR	3,194	294,007
Rosneft Oil Co. PJSC, GDR	60,020	453,871
Sberbank of Russia PJSC, ADR	54,347	837,226
X5 Retail Group N.V., GDR	4,899	157,944
Yandex N.V., Class A(a)	3,650	233,819
Total Russia		4,851,178
SINGAPORE – 0.4%
AEM Holdings Ltd.	30,600	94,175
Investments	Shares	Value
COMMON STOCKS – (continued)
SINGAPORE – (continued)
DBS Group Holdings Ltd.	85,100	$1,821,312
Great Eastern Holdings Ltd.	2,800	46,896
HRnetgroup Ltd.	34,600	17,233
IGG, Inc.	94,000	121,156
Total Singapore		2,100,772
SOUTH AFRICA – 0.8%
Aspen Pharmacare Holdings Ltd.(a)	23,570	230,526
AVI Ltd.	26,116	131,995
FirstRand Ltd.	273,327	955,904
Foschini Group Ltd. (The)(a)	20,557	171,016
Impala Platinum Holdings Ltd.	44,993	834,413
Mr Price Group Ltd.	39,757	521,501
MultiChoice Group Ltd.	21,522	188,026
Naspers Ltd., Class N	5,366	1,283,953
Total South Africa		4,317,334
SOUTH KOREA – 3.2%
Binggrae Co., Ltd.	4,120	218,059
Choong Ang Vaccine Laboratory	12,344	193,599
Hana Financial Group, Inc.	11,809	446,587
Hyundai Mobis Co., Ltd.	1,478	381,335
KB Financial Group, Inc.	4,176	207,370
Koh Young Technology, Inc.	2,467	250,678
Korea Zinc Co., Ltd.	891	321,602
LG Chem Ltd.	957	680,702
LG Electronics, Inc.	2,022	267,992
LG Household & Health Care Ltd.	327	453,625
NAVER Corp.	2,869	955,700
NCSoft Corp.	366	282,322
Samsung Electronics Co., Ltd.	48,475	3,486,517
Samsung Electronics Co., Ltd., GDR	2,819	5,141,856
Samsung Fire & Marine Insurance Co., Ltd.	2,260	379,412
Samsung SDI Co., Ltd.	1,582	922,571
Samwha Capacitor Co., Ltd.	3,600	217,257
SK Hynix, Inc.	13,853	1,621,845
SK Materials Co., Ltd.	1,240	340,747
Total South Korea		16,769,776
SPAIN – 0.7%
Abertis Infraestructuras S.A.(a)	3,711	28,157
Amadeus IT Group S.A.(a)	32,982	2,335,377
Cia de Distribucion Integral Logista Holdings S.A.	8,199	162,493

See Notes to Financial Statements.
16   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2021

Schedule of Investments (unaudited)
March 31, 2021
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
SPAIN – (continued)
Faes Farma S.A.	87,170	$373,630
Naturhouse Health SAU(a)	7,581	15,913
Siemens Gamesa Renewable Energy S.A.	17,837	690,276
Total Spain		3,605,846
SWEDEN – 2.4%
AAK AB	13,478	305,103
Assa Abloy AB, Class B	42,500	1,221,453
Atlas Copco AB, Class A	43,447	2,644,593
Avanza Bank Holding AB	11,486	356,938
Betsson AB	14,579	135,299
Bilia AB, Class A(a)	4,451	65,949
BioGaia AB, Class B	4,470	209,848
Cloetta AB, Class B	89,334	261,452
Doro AB(a)	2,049	13,842
Elanders AB, Class B(a)	6,002	117,931
Electrolux AB, Series B	13,584	376,718
Epiroc AB, Class A	23,049	522,026
Evolution Gaming Group AB(b)	6,591	970,524
Ferronordic AB	5,332	124,547
FM Mattsson Mora Group AB	1,574	35,955
G5 Entertainment AB	5,179	294,725
Getinge AB, Class B	22,707	630,501
GHP Specialty Care AB(a)	12,103	35,200
Hexagon AB, Class B	4,643	428,284
Husqvarna AB, Class B	895	12,892
IAR Systems Group AB(a)	13,180	199,810
Inwido AB(a)	6,669	109,961
Kinnevik AB, Class B(a)	234	11,377
New Wave Group AB, Class B(a)	9,514	76,038
Ratos AB, Class B	9,216	50,061
Sandvik AB(a)	26,010	710,600
SKF AB, Class B	707	20,093
Swedish Match AB	7,967	621,965
Telefonaktiebolaget LM Ericsson, ADR	4,546	59,962
Telefonaktiebolaget LM Ericsson, Class B	58,963	780,124
Thule Group AB(b)	7,145	310,231
Volvo AB, Class B(a)	32,750	828,364
Total Sweden		12,542,366
SWITZERLAND – 3.9%
ABB Ltd.	34,387	1,039,087
Adecco Group AG	4,462	300,441
Alcon, Inc.(a)	56,326	3,943,982
Investments	Shares	Value
COMMON STOCKS – (continued)
SWITZERLAND – (continued)
Bobst Group S.A.	3,721	$245,862
Cavotec S.A.(a)	5,083	12,804
Cie Financiere Tradition S.A.	153	19,345
Credit Suisse Group AG	37,962	397,714
Gurit Holding AG	100	253,928
Huber + Suhner AG	2,689	208,258
Investis Holding S.A.	135	13,141
Kuehne + Nagel International AG	3,665	1,045,813
LEM Holding S.A.	140	270,476
Logitech International S.A.	6,105	640,374
Lonza Group AG	3,924	2,193,770
Nestle S.A.	21,983	2,450,076
Novartis AG	29,484	2,519,624
Orell Fuessli AG	121	14,338
Phoenix Mecano AG	97	47,004
Schindler Holding AG	2,126	624,427
Sika AG	9,812	2,802,984
Swatch Group AG (The)	1,437	413,395
UBS Group AG	50,890	787,997
Valiant Holding AG	2,299	239,350
Valora Holding AG(a)	1,390	294,868
Zehnder Group AG	1,028	81,901
Total Switzerland		20,860,959
TAIWAN – 3.0%
Accton Technology Corp.	31,000	299,863
ASE Technology Holding Co., Ltd.	43,000	162,005
ASE Technology Holding Co., Ltd., ADR	65,232	502,287
ASPEED Technology, Inc.	4,000	241,825
CTBC Financial Holding Co., Ltd.	437,000	338,475
Hon Hai Precision Industry Co., Ltd.	148,000	643,185
Hon Hai Precision Industry Co., Ltd., GDR	87,376	769,783
MediaTek, Inc.	30,000	1,018,820
Merida Industry Co., Ltd.	26,000	318,018
Sea Ltd., ADR(a)	717	160,056
Taiwan Semiconductor Manufacturing Co., Ltd.	106,000	2,180,703
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	66,607	7,878,276
Tong Yang Industry Co., Ltd.	197,000	250,280
Uni-President Enterprises Corp.	109,000	278,870

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2021   17

Schedule of Investments (unaudited)
March 31, 2021
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
TAIWAN – (continued)
Walsin Technology Corp.	28,000	$244,839
Zhen Ding Technology Holding Ltd.	94,000	396,979
Total Taiwan		15,684,264
THAILAND – 0.1%
Kasikornbank PCL	53,200	246,848
Kasikornbank PCL, NVDR	78,000	361,920
Total Thailand		608,768
TURKEY – 0.1%
BIM Birlesik Magazalar A/S	21,509	183,903
KOC Holding A/S	87,429	205,516
Turkiye Garanti Bankasi A/S(a)	27,674	22,422
Total Turkey		411,841
UNITED ARAB EMIRATES – 0.1%
Emaar Properties PJSC(a)	385,734	371,751
UNITED STATES – 1.9%
Aon PLC, Class A	12,066	2,776,507
Carnival PLC	23,100	504,913
Mettler-Toledo International, Inc.(a)	1,995	2,305,602
ResMed, Inc.	12,000	2,328,240
STERIS PLC	11,026	2,100,232
Total United States		10,015,494
TOTAL COMMON STOCKS (Cost: $265,518,869)		331,343,665
EXCHANGE-TRADED FUNDS – 32.0%
iShares Core MSCI Total International Stock ETF (Cost: $140,611,564)	2,441,616	171,596,772
MUTUAL FUNDS – 4.0%
Artisan International Small-Mid Fund (Cost: $20,000,000)	955,110	19,350,525

Investments	Shares	Value
PREFERRED STOCKS – 0.4%
Brazil – 0.1%
Gerdau S.A., 0.30%	106,687	$572,798
GERMANY – 0.3%
Maschinenfabrik Berthold Hermle AG, 2.69%	31	10,725
Volkswagen AG, 3.53%	5,061	1,416,099
Total Germany		1,426,824
TOTAL PREFERRED STOCKS (Cost: $1,294,719)		1,999,622
SHORT-TERM INVESTMENTS – 0.9%
State Street Institutional Treasury Money Market Fund – Investor Class Shares, 0.07%(d) (Cost: $5,002,383)	5,002,383	5,002,383
TOTAL INVESTMENTS – 99.7% (Cost: $432,427,535)		529,292,967
OTHER ASSETS AND LIABILITIES, NET – 0.3%		1,366,998
NET ASSETS – 100.0%		$530,659,965

(a)
Non-income producing security.

(b)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At March 31, 2021, the value of these securities was $10,254,125, representing 1.9% of net assets.

(c)
Amount is less than 0.05%.

(d)
The rate shown is the annualized seven-day yield at March 31, 2021.

ADR
American Depositary Receipt

ETF
Exchange Traded Fund

GDR
Global Depositary Receipt

NVDR
Non-Voting Depositary Receipt

See Notes to Financial Statements.
18   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2021

Schedule of Investments (unaudited)
March 31, 2021
PFM Multi-Manager International Equity Fund (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2021 (see Note 2 to the Financial Statements):
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks*
Argentina	$3,170,990	$—	$—	$3,170,990
Australia	5,852,178	—	—	5,852,178
United Kingdom	31,650,913	—	—	31,650,913
Austria	1,848,863	—	—	1,848,863
Belgium	492,607	—	—	492,607
Brazil	8,045,811	—	—	8,045,811
Canada	18,569,534	—	—	18,569,534
Chile	386,454	—	—	386,454
China	28,398,406	—	—	28,398,406
Hong Kong	8,633,859	—	—	8,633,859
Cayman Islands	3,543,905	—	—	3,543,905
Colombia	22,585	—	—	22,585
Czech Republic	222,797	—	—	222,797
Germany	18,018,679	—	—	18,018,679
Egypt	198,556	—	—	198,556
Finland	2,746,662	—	—	2,746,662
France	23,412,637	—	—	23,412,637
Greece	150,736	—	—	150,736
Hungary	829,127	—	—	829,127
India	9,214,567	—	—	9,214,567
Indonesia	1,354,859	—	—	1,354,859
Ireland	12,001,462	—	—	12,001,462
Israel	1,477,401	—	—	1,477,401
Italy	4,231,139	—	—	4,231,139
Japan	34,205,257	—	—	34,205,257
Luxembourg	1,346,563	—	—	1,346,563
Macau	611,677	—	—	611,677
Mexico	2,430,080	—	—	2,430,080
Netherlands	16,401,951	—	—	16,401,951
New Zealand	842,806	—	—	842,806
Norway	1,667,792	—	—	1,667,792
Peru	1,365,700	—	—	1,365,700
Poland	265,767	—	—	265,767
Portugal	467,735	—	—	467,735
Russia	4,425,598	425,580	—	4,851,178
Singapore	2,260,828	—	—	2,260,828
South Africa	4,317,334	—	—	4,317,334
South Korea	16,769,776	—	—	16,769,776
Spain	3,577,689	28,157	—	3,605,846
Sweden	12,542,366	—	—	12,542,366
Switzerland	20,860,959	—	—	20,860,959
Taiwan	15,524,208	—	—	15,524,208
See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2021   19

Schedule of Investments (unaudited)
March 31, 2021
PFM Multi-Manager International Equity Fund (concluded)

	Level 1	Level 2	Level 3	Total
Thailand	$608,768	$—	$—	$608,768
Turkey	411,841	—	—	411,841
United Arab Emirates	371,751	—	—	371,751
United States	5,138,755	—	—	5,138,755
Total Common Stocks	330,889,928	453,737	—	331,343,665
Exchange-Traded Funds	190,947,297	—	—	190,947,297
Preferred Stocks*	1,999,622	—	—	1,999,622
Money Market Fund	5,002,383	—	—	5,002,383
Total Investments in Securities	$528,839,230	$453,737	$—	$529,292,967

*
See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.
20   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2021

Schedule of Investments (unaudited)
March 31, 2021
PFM Multi-Manager Fixed-Income Fund

Investments	Principal Amount	Value
CORPORATE BONDS – 28.7%
BASIC MATERIALS – 1.0%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. L.P., Senior Note, 3.30%, 5/1/23(a)	$97,000	$102,074
CNAC HK Finbridge Co., Ltd., 3.50%, 7/19/22(b)	340,000	346,856
Domtar Corp., 6.75%, 2/15/44	292,000	369,190
Ecolab, Inc., Senior Note, 2.38%, 8/10/22	160,000	164,092
Georgia-Pacific LLC, 0.95%, 5/15/26(a)	479,000	463,814
Huntsman International LLC, 4.50%, 5/1/29	73,000	80,825
International Paper Co., Senior Bond, 4.35%, 8/15/48	1,000,000	1,155,787
Inversiones CMPC S.A., 3.00%, 4/6/31(a)	200,000	198,546
Inversiones CMPC S.A., 4.38%, 4/4/27(a)	500,000	549,855
LYB International Finance III LLC, 3.80%, 10/1/60	79,000	77,117
LYB International Finance III LLC, 4.20%, 5/1/50	330,000	354,761
Newmont Corp., 2.25%, 10/1/30	1,475,000	1,436,852
Nutrition & Biosciences, Inc., 1.83%, 10/15/27(a)	1,000,000	977,773
Reliance Steel & Aluminum Co., 2.15%, 8/15/30	77,000	73,891
SASOL Financing USA LLC, 5.88%, 3/27/24	200,000	212,120
Southern Copper Corp., Senior Bond, 5.25%, 11/8/42	100,000	121,097
Steel Dynamics, Inc., 2.40%, 6/15/25	500,000	521,125
Total Basic Materials		7,205,775
COMMUNICATIONS – 2.2%
AT&T, Inc., 3.50%, 9/15/53(a)	1,305,000	1,205,997
AT&T, Inc., 3.55%, 9/15/55(a)	39,000	35,689
AT&T, Inc., 3.65%, 9/15/59(a)	28,000	25,594
AT&T, Inc., 4.30%, 2/15/30	25,000	28,144
AT&T, Inc., 4.85%, 7/15/45	276,000	319,871
AT&T, Inc., Senior Bond, 4.50%, 5/15/35	107,000	120,682
AT&T, Inc., Senior Bond, 4.75%, 5/15/46	244,000	280,724
AT&T, Inc., Senior Bond, 4.90%, 8/15/37	150,000	177,539
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
COMMUNICATIONS – (continued)
CenturyLink, Inc., 4.00%, 2/15/27(a)	$185,000	$188,965
Charter Communications Operating LLC/Charter Communications Operating Capital, 3.50%, 6/1/41	44,000	41,729
Charter Communications Operating LLC/Charter Communications Operating Capital, 3.85%, 4/1/61	43,000	39,420
Charter Communications Operating LLC/Charter Communications Operating Capital, 3.70%, 4/1/51	230,000	215,120
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	331,000	355,069
Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Bond, 5.38%, 4/1/38	25,000	29,466
Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Bond, 5.38%, 5/1/47	400,000	464,321
Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Bond, 6.38%, 10/23/35	570,000	738,146
Comcast Corp., 3.30%, 2/1/27	138,000	150,579
Comcast Corp., 3.90%, 3/1/38	57,000	64,023
Comcast Corp., 4.00%, 3/1/48	600,000	670,566
Comcast Corp., 4.15%, 10/15/28	260,000	297,552
Comcast Corp., 4.25%, 10/15/30	90,000	103,413
Comcast Corp., 4.60%, 10/15/38	93,000	112,259
Corning, Inc., 5.45%, 11/15/79	241,000	299,725
Cox Communications, Inc., 3.50%, 8/15/27(a)	600,000	651,684
Cox Communications, Inc., Senior Bond, 4.60%, 8/15/47(a)	150,000	171,899
CSC Holdings LLC, 5.50%, 4/15/27(a)	250,000	262,587

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2021   21

Schedule of Investments (unaudited)
March 31, 2021
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
COMMUNICATIONS – (continued)
CSC Holdings LLC, 6.75%, 11/15/21	$275,000	$282,219
Discovery Communications LLC, 4.00%, 9/15/55(a)	608,000	598,463
Discovery Communications LLC, 5.20%, 9/20/47	197,000	233,557
Discovery Communications LLC, 5.30%, 5/15/49	70,000	83,758
Expedia Group, Inc., 2.95%, 3/15/31(a)	145,000	143,013
Level 3 Financing, Inc., 3.40%, 3/1/27(a)	500,000	529,145
Level 3 Financing, Inc., 5.38%, 5/1/25	200,000	204,200
Sprint Corp., 7.88%, 9/15/23	275,000	314,325
T-Mobile USA, Inc., 3.00%, 2/15/41(a)	645,000	598,657
T-Mobile USA, Inc., 3.30%, 2/15/51(a)	65,000	60,747
T-Mobile USA, Inc., 3.60%, 11/15/60(a)	87,000	83,551
T-Mobile USA, Inc., 4.00%, 4/15/22	275,000	280,849
T-Mobile USA, Inc., 4.38%, 4/15/40(a)	475,000	527,753
Telefonica Emisiones S.A., 5.21%, 3/8/47	270,000	315,706
Time Warner Cable LLC, 6.55%, 5/1/37	6,000	7,890
Verizon Communications, Inc., 0.80%, 3/20/26 (SOFR + 0.790%)(c)	1,000,000	1,005,786
Verizon Communications, Inc., 1.50%, 9/18/30	225,000	206,575
Verizon Communications, Inc., 2.55%, 3/21/31	710,000	709,356
Verizon Communications, Inc., 2.99%, 10/30/56(a)	372,000	328,380
Verizon Communications, Inc., 3.55%, 3/22/51	1,232,000	1,230,271
Verizon Communications, Inc., 3.70%, 3/22/61	166,000	164,027
Verizon Communications, Inc., Senior Bond, 4.27%, 1/15/36	59,000	66,687
Verizon Communications, Inc., Senior Bond, 4.40%, 11/1/34	61,000	69,729
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
COMMUNICATIONS – (continued)
Verizon Communications, Inc., Senior Bond, 4.86%, 8/21/46	$400,000	$479,858
ViacomCBS, Inc., 4.38%, 3/15/43	566,000	610,751
ViacomCBS, Inc., Senior Bond, 5.85%, 9/1/43	125,000	159,651
Walt Disney Co. (The), 2.75%, 9/1/49	177,000	162,052
Total Communications		16,507,719
CONSUMER, CYCLICAL – 1.4%
7-Eleven, Inc., 0.95%, 2/10/26(a)	1,000,000	974,100
7-Eleven, Inc., 1.80%, 2/10/31(a)	98,000	91,518
Advance Auto Parts, Inc., 1.75%, 10/1/27	97,000	95,567
AutoZone, Inc., 1.65%, 1/15/31	460,000	421,102
AutoZone, Inc., 3.75%, 4/18/29	360,000	390,155
BMW U.S. Capital LLC, 0.80%, 4/1/24(a)	141,000	141,076
Dana Financing Luxembourg Sarl, 6.50%, 6/1/26(a)	75,000	77,813
Dana, Inc., 5.38%, 11/15/27	75,000	78,750
Delta Air Lines Pass Through Trust, Series 2015-1A, 3.88%, 1/30/29	424,664	431,067
Delta Air Lines Pass Through Trust, Series 2019-1A, 3.40%, 10/25/25	150,000	151,004
Delta Air Lines Pass Through Trust, Series 2020-A, 2.50%, 12/10/29	572,892	580,492
Delta Air Lines Pass Through Trust, Series 2020-AA, 2.00%, 12/10/29	485,052	485,775
Ford Motor Co., 5.29%, 12/8/46	400,000	420,508
Ford Motor Co., 7.45%, 7/16/31	175,000	220,645
Ford Motor Co., Senior Bond, 4.75%, 1/15/43	100,000	100,740
General Motors Co., Senior Bond, 6.25%, 10/2/43	205,000	262,541
Home Depot, Inc. (The), 2.50%, 4/15/27	475,000	499,966

See Notes to Financial Statements.
22   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2021

Schedule of Investments (unaudited)
March 31, 2021
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
CONSUMER, CYCLICAL – (continued)
Home Depot, Inc. (The), 2.70%, 4/15/30	$475,000	$495,169
Hyundai Capital America, 3.40%, 6/20/24(a)	165,000	175,959
Kohl’s Corp., 5.55%, 7/17/45	308,000	348,941
Kohls Corp., 3.38%, 5/1/31	73,000	73,057
L Brands, Inc., 5.63%, 10/15/23	75,000	81,375
Lowe’s Cos., Inc., 3.00%, 10/15/50	1,250,000	1,165,898
Marriott International, Inc., Series FF, 4.63%, 6/15/30	187,000	209,196
Marriott International, Inc., Series GG, 3.50%, 10/15/32	530,000	549,978
Marriott International, Inc., Series HH, 2.85%, 4/15/31	156,000	153,106
McDonald’s Corp., 3.63%, 9/1/49	70,000	73,071
McDonald’s Corp., 4.20%, 4/1/50	75,000	85,181
Nissan Motor Acceptance Corp., Senior Note, 2.65%, 7/13/22(a)	9,000	9,191
PACCAR Financial Corp., 0.80%, 6/8/23	98,000	98,925
Ross Stores, Inc., 1.88%, 4/15/31	161,000	151,032
Sally Holdings LLC/Sally Capital, Inc., 5.63%, 12/1/25	200,000	206,250
Starbucks Corp., Senior Note, 2.45%, 6/15/26	500,000	523,536
Taylor Morrison Communities, Inc., 5.13%, 8/1/30(a)	150,000	159,375
Taylor Morrison Communities, Inc., 6.63%, 7/15/27(a)	100,000	107,750
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.63%, 3/1/24(a)	150,000	160,875
Volkswagen Group of America Finance LLC, 4.00%, 11/12/21(a)	215,000	219,678
William Carter Co. (The), 5.63%, 3/15/27(a)	250,000	264,063
Total Consumer, Cyclical		10,734,425
CONSUMER, NON-CYCLICAL – 4.8%
AbbVie, Inc., 4.05%, 11/21/39	42,000	47,023
AbbVie, Inc., 4.25%, 11/21/49	757,000	856,573
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
CONSUMER, NON-CYCLICAL – (continued)
AbbVie, Inc., 4.55%, 3/15/35	$380,000	$441,287
AbbVie, Inc., 4.75%, 3/15/45	150,000	178,984
AbbVie, Inc., Senior Bond, 4.50%, 5/14/35	200,000	234,836
Allina Health System, 3.89%, 4/15/49	90,000	101,369
AmerisourceBergen Corp., Senior Bond, 4.30%, 12/15/47	100,000	110,786
Amgen, Inc., 2.20%, 2/21/27	585,000	600,118
Amgen, Inc., 3.15%, 2/21/40	131,000	129,983
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46	260,000	310,581
Anheuser-Busch InBev Worldwide, Inc., 4.38%, 4/15/38	110,000	125,030
Anheuser-Busch InBev Worldwide, Inc., 4.60%, 4/15/48	194,000	222,087
Anheuser-Busch InBev Worldwide, Inc., 5.45%, 1/23/39	200,000	249,865
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/49	355,000	458,096
Ascension Health, 2.53%, 11/15/29	630,000	646,424
Ascension Health, 3.11%, 11/15/39	120,000	122,794
BAT Capital Corp., 2.73%, 3/25/31	620,000	599,618
Bayer US Finance II LLC, 3.50%, 6/25/21(a)	200,000	200,880
Bristol-Myers Squibb Co., 0.75%, 11/13/25	173,000	170,413
Bristol-Myers Squibb Co., 3.90%, 2/20/28	400,000	449,958
Bristol-Myers Squibb Co., 4.13%, 6/15/39	40,000	46,525
Bristol-Myers Squibb Co., 4.25%, 10/26/49	145,000	170,792
Bristol-Myers Squibb Co., 5.00%, 8/15/45	65,000	83,577
Bush Foundation, 2.75%, 10/1/50	300,000	284,604
Cardinal Health, Inc., Senior Bond, 4.60%, 3/15/43	150,000	164,948

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2021   23

Schedule of Investments (unaudited)
March 31, 2021
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
CONSUMER, NON-CYCLICAL – (continued)
Charles River Laboratories International, Inc., 3.75%, 3/15/29(a)	$125,000	$125,198
Cigna Corp., 2.40%, 3/15/30	1,125,000	1,115,470
Cigna Corp., 3.40%, 3/15/51	131,000	128,797
Cigna Corp., 4.38%, 10/15/28	190,000	217,373
Conagra Brands, Inc., 7.00%, 10/1/28	124,000	160,370
CVS Health Corp., 4.25%, 4/1/50	59,000	66,228
CVS Health Corp., 5.13%, 7/20/45	390,000	477,458
CVS Health Corp., Senior Bond, 4.78%, 3/25/38	448,000	528,723
CVS Health Corp., Senior Bond, 5.05%, 3/25/48	162,000	198,878
Duke University Health System, Inc., Senior Bond, 3.92%, 6/1/47	70,000	78,917
ERAC USA Finance LLC, 4.20%, 11/1/46(a)	325,000	362,442
Ford Foundation (The), 2.82%, 6/1/70	806,000	725,543
General Mills, Inc., 2.88%, 4/15/30	400,000	412,943
Gilead Sciences, Inc., 1.20%, 10/1/27	1,550,000	1,486,045
Gilead Sciences, Inc., 2.60%, 10/1/40	1,075,000	987,840
Gilead Sciences, Inc., 2.80%, 10/1/50	1,000,000	888,784
GlaxoSmithKline Capital, Inc., 3.38%, 5/15/23	118,000	125,375
HCA, Inc., 5.38%, 2/1/25	25,000	27,888
HCA, Inc., 5.88%, 2/1/29	125,000	145,625
Kimberly-Clark Corp., 2.88%, 2/7/50	450,000	442,038
Kimberly-Clark Corp., Senior Note, 3.95%, 11/1/28	400,000	455,103
Kraft Heinz Foods Co., 4.88%, 10/1/49	195,000	218,714
Mars, Inc., 2.38%, 7/16/40(a)	80,000	73,368
Mars, Inc., 3.95%, 4/1/49(a)	205,000	230,907
Massachusetts Institute of Technology, 3.89%, 7/1/2116	75,000	81,160
Massachusetts Institute of Technology, 4.68%, 7/1/2114	150,000	193,246
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
CONSUMER, NON-CYCLICAL – (continued)
Mylan, Inc., 3.13%, 1/15/23(a)	$480,000	$500,126
Mylan, Inc., 5.20%, 4/15/48	275,000	316,285
NBM US Holdings, Inc., 6.63%, 8/6/29(a)	800,000	879,844
Nestle Holdings, Inc., 3.50%, 9/24/25(a)	397,000	435,723
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 4/15/22(a)	575,000	575,118
Orlando Health Obligated Group, 4.09%, 10/1/48	50,000	56,961
PepsiCo, Inc., 2.25%, 3/19/25	139,000	146,376
PepsiCo, Inc., 2.88%, 10/15/49	1,005,000	972,652
Pilgrim’s Pride Corp., 5.88%, 9/30/27(a)	300,000	321,510
President & Fellows of Harvard College, 5.63%, 10/1/38	515,000	698,709
President & Fellows of Harvard College, 3.62%, 10/1/37	50,000	56,063
President & Fellows of Harvard College, 6.50%, 1/15/39(a)	105,000	157,848
Procter & Gamble Co. (The), 1.20%, 10/29/30	1,150,000	1,064,196
Procter & Gamble Co. (The), 2.80%, 3/25/27	450,000	484,717
Providence St Joseph Health Obligated Group, Series 19A, 2.53%, 10/1/29	110,000	111,913
Roche Holdings, Inc., 0.25%, 3/5/24 (SOFR + 0.240%)(a)(c)	1,075,000	1,075,745
Shire Acquisitions Investments Ireland DAC, 2.88%, 9/23/23	450,000	472,842
Smithfield Foods, Inc., 4.25%, 2/1/27(a)	84,000	92,568
Smithfield Foods, Inc., 5.20%, 4/1/29(a)	115,000	131,948
Sutter Health, 4.09%, 8/15/48	125,000	138,256
Sysco Corp., 4.45%, 3/15/48	207,000	233,782
Sysco Corp., 4.50%, 4/1/46	116,000	130,353
Sysco Corp., 5.95%, 4/1/30	39,000	48,734
Sysco Corp., 6.60%, 4/1/40	112,000	156,243
Sysco Corp., 6.60%, 4/1/50	75,000	108,328
Takeda Pharmaceutical Co., Ltd., 2.05%, 3/31/30	1,000,000	963,788
Tenet Healthcare Corp., 4.63%, 7/15/24	300,000	306,207

See Notes to Financial Statements.
24   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2021

Schedule of Investments (unaudited)
March 31, 2021
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
CONSUMER, NON-CYCLICAL – (continued)
Trustees of Boston College, 3.13%, 7/1/52	$169,000	$167,675
Trustees of Princeton University (The), 2.52%, 7/1/50	90,000	84,134
Trustees of Princeton University (The), 5.70%, 3/1/39	495,000	698,961
Tyson Foods, Inc., 5.10%, 9/28/48	310,000	392,526
Unilever Capital Corp., 1.38%, 9/14/30	1,175,000	1,102,780
Unilever Capital Corp., 2.00%, 7/28/26	1,000,000	1,034,066
Unilever Capital Corp., 2.13%, 9/6/29	675,000	674,047
United Rentals North America, Inc., 5.25%, 1/15/30	70,000	75,971
United Rentals North America, Inc., 5.50%, 5/15/27	375,000	399,937
UnitedHealth Group, Inc., 1.25%, 1/15/26	169,000	168,913
UnitedHealth Group, Inc., Senior Note, 3.75%, 7/15/25	266,000	294,595
UnitedHealth Group, Inc., Senior Note, 3.85%, 6/15/28	610,000	684,795
University of Chicago (The), 0, 2.76%, 4/1/45	100,000	96,213
Vector Group Ltd., 5.75%, 2/1/29(a)	250,000	257,812
Viatris, Inc., 3.85%, 6/22/40(a)	337,000	344,873
Viatris, Inc., 4.00%, 6/22/50(a)	266,000	271,068
Wisconsin Alumni Research Foundation, 3.56%, 10/1/49	1,300,000	1,319,569
Total Consumer, Non-cyclical		35,666,354
ENERGY – 2.4%
Antero Resources Corp., 5.00%, 3/1/25	200,000	200,154
BP Capital Markets America, Inc., 2.77%, 11/10/50	203,000	177,021
BP Capital Markets America, Inc., 3.38%, 2/8/61	129,000	119,562
BP Capital Markets America, Inc., 3.54%, 4/6/27	323,000	353,532
Canadian Natural Resources Ltd., Senior Bond, 6.25%, 3/15/38	200,000	253,708
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
ENERGY – (continued)
Cenovus Energy, Inc., Senior Bond, 5.25%, 6/15/37	$205,000	$221,804
Chaparral Energy, Inc., 9.00%, 5/31/25(a)	6,958	6,401
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29	138,000	145,446
Chevron Corp., 1.55%, 5/11/25	258,000	263,264
Chevron USA, Inc., 1.02%, 8/12/27	89,000	85,635
Chevron USA, Inc., 4.20%, 10/15/49	70,000	79,714
Chevron USA, Inc., 5.05%, 11/15/44	50,000	63,424
Chevron USA, Inc., 5.25%, 11/15/43	175,000	226,410
Colonial Enterprises, Inc., 3.25%, 5/15/30(a)	510,000	539,607
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., 4.15%, 8/15/26(a)	70,000	78,104
ConocoPhillips, 4.30%, 8/15/28(a)	90,000	102,021
Continental Resources, Inc., 3.80%, 6/1/24	775,000	794,375
Diamondback Energy, Inc., 2.88%, 12/1/24	675,000	711,814
Diamondback Energy, Inc., 3.50%, 12/1/29	146,000	151,526
Diamondback Energy, Inc., 4.40%, 3/24/51	98,000	100,398
Ecopetrol S.A., Senior Note, 4.13%, 1/16/25	200,000	213,480
Enable Midstream Partners L.P., Senior Note, 4.95%, 5/15/28	116,000	127,874
Energy Transfer Operating L.P., 4.90%, 3/15/35	162,000	170,812
Energy Transfer Operating L.P., 4.95%, 6/15/28	115,000	128,692
Energy Transfer Operating L.P., 5.00%, 5/15/50	505,000	522,293
Energy Transfer Operating L.P., 5.30%, 4/15/47	110,000	116,092
Energy Transfer Operating L.P., 6.13%, 12/15/45	181,000	208,212

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2021   25

Schedule of Investments (unaudited)
March 31, 2021
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
ENERGY – (continued)
EnLink Midstream Partners L.P., Senior Bond, 5.05%, 4/1/45	$6,000	$4,641
Enterprise Products Operating LLC, 3.70%, 1/31/51	133,000	130,939
Enterprise Products Operating LLC, 4.25%, 2/15/48	99,000	105,156
Enterprise Products Operating LLC, 4.85%, 8/15/42	200,000	229,399
Enterprise Products Operating LLC, Series E, 5.25%, 8/16/77 (5.25% fixed rate until 8/16/27; 3.03% + 3 month USD LIBOR thereafter)(c)	104,000	103,710
EOG Resources, Inc., 4.95%, 4/15/50	80,000	97,589
EQT Corp., 7.63%, 2/1/25	425,000	489,126
Gray Oak Pipeline LLC, 2.00%, 9/15/23(a)	187,000	190,345
Gray Oak Pipeline LLC, 3.45%, 10/15/27(a)	112,000	115,594
Halliburton Co., 2.92%, 3/1/30	76,000	75,850
Halliburton Co., 4.75%, 8/1/43	68,000	72,303
Hanwha Energy USA Holdings Corp., 2.38%, 7/30/22(a)	1,000,000	1,023,162
Hess Corp., 6.00%, 1/15/40	198,000	236,717
Kinder Morgan, Inc., 5.05%, 2/15/46	116,000	131,127
Marathon Oil Corp., 6.80%, 3/15/32	105,000	130,902
Marathon Oil Corp., Senior Bond, 6.60%, 10/1/37	158,000	196,755
MPLX L.P., Senior Bond, 4.70%, 4/15/48	150,000	162,285
MPLX L.P., Senior Bond, 5.50%, 2/15/49	85,000	99,860
Murray Energy Corp., Secured Note, 12.00%, 4/15/24(a)(d)	180,991	18
Noble Holding International Ltd., 7.88%, 2/1/26(a)(d)	75,000	42,750
ONEOK Partners L.P., 6.65%, 10/1/36	157,000	196,909
ONEOK, Inc., 3.10%, 3/15/30	610,000	614,016
ONEOK, Inc., 4.45%, 9/1/49	350,000	349,088
ONEOK, Inc., 4.50%, 3/15/50	250,000	250,231
ONEOK, Inc., 4.95%, 7/13/47	150,000	157,131
ONEOK, Inc., 6.35%, 1/15/31	1,000,000	1,255,604
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
ENERGY – (continued)
Ovintiv, Inc., Senior Bond, 7.38%, 11/1/31	$231,000	$293,831
Petroleos Mexicanos, 6.50%, 3/13/27	200,000	209,000
Petroleos Mexicanos, 6.75%, 9/21/47	400,000	340,080
Plains All American Pipeline L.P./PAA Finance Corp., 4.70%, 6/15/44	420,000	399,612
Sanchez Energy Corp, 7.75%, 6/15/21	150,000	188
Sanchez Energy Corp., 6.13%, 1/15/23	100,000	125
Schlumberger Holdings Corp., 4.00%, 12/21/25(a)	143,000	158,194
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 6.00%, 12/31/30(a)	175,000	172,988
Topaz Solar Farms LLC, 4.88%, 9/30/39(a)	357,710	388,705
Transcontinental Gas Pipe Line Co. LLC, 3.95%, 5/15/50	230,000	235,112
Valero Energy Corp., 2.15%, 9/15/27	85,000	83,286
Valero Energy Corp., 2.85%, 4/15/25	195,000	203,862
Valero Energy Corp., 4.00%, 4/1/29	45,000	48,491
Valero Energy Corp., (3 month USD LIBOR + 1.150%), 1.33%, 9/15/23(c)	1,000,000	1,003,386
Valero Energy Partners L.P., 4.38%, 12/15/26	173,000	193,954
Valero Energy Partners L.P., Senior Note, 4.50%, 3/15/28	350,000	388,318
Western Midstream Operating L.P., 4.00%, 7/1/22	450,000	461,261
Western Midstream Operating L.P., 5.30%, 3/1/48	10,000	10,035
Williams Cos., Inc. (The), 5.75%, 6/24/44	247,000	302,524
Williams Cos., Inc. (The), Senior Bond, 4.90%, 1/15/45	200,000	221,532
Total Energy		17,737,066

See Notes to Financial Statements.
26   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2021

Schedule of Investments (unaudited)
March 31, 2021
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
FINANCIAL – 10.3%
American Express Co., 3.40%, 2/22/24	$98,000	$105,464
American Express Co., Senior Note, 4.20%, 11/6/25	81,000	91,547
American International Group, Inc., Senior Bond, 3.88%, 1/15/35	9,000	9,786
Ameriprise Financial, Inc., 3.00%, 3/22/22	126,000	129,284
AmFam Holdings, Inc., 3.83%, 3/11/51(a)	126,000	128,050
Bank of America Corp., 1.49%, 5/19/24 (SOFR + 1.460%)(c)	300,000	304,953
Bank of America Corp., 2.46%, 10/22/25 (2.46% fixed rate until 10/22/24; 0.87% + 3 month USD LIBOR thereafter)(c)	982,000	1,029,323
Bank of America Corp., 3.19%, 7/23/30 (3.19% fixed rate until 7/23/29; 1.18% + 3 month USD LIBOR thereafter)(c)	45,000	47,238
Bank of America Corp., 3.71%, 4/24/28 (3.71% fixed rate until 4/24/27; 1.51% + 3 month USD LIBOR thereafter)(c)	153,000	167,351
Bank of America Corp., 4.45%, 3/3/26	1,525,000	1,714,126
Bank of America Corp., (3 month USD LIBOR + 2.664%), 4.30%, 1/28/25(c)(e)	475,000	476,781
Bank of America Corp., (3 month USD LIBOR + 3.150%), 4.08%, 3/20/51(c)	36,000	39,971
Bank of America Corp., (SOFR + 0.910%), 0.98%, 9/25/25(c)	1,000,000	997,400
Bank of America Corp., Senior Bond, 3.82%, 1/20/28 (3.82% fixed rate until 1/20/27; 1.58% + 3 month USD LIBOR thereafter)(c)	2,225,000	2,444,412
Bank of America Corp., Senior Bond, 3.97%, 3/5/29 (3.97% fixed rate until 3/5/28; 1.07% + 3 month USD LIBOR thereafter)(c)	610,000	672,138
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
FINANCIAL – (continued)
Bank of America Corp., Series JJ, 5.13%, 6/20/24 (5.13% fixed rate until 6/20/24; 3.29% + 3 month USD LIBOR thereafter)(c)(e)	$290,000	$308,125
Bank of America Corp., Series N, 3.48%, 3/13/52 (SOFR + 1.650%)(c)	59,000	60,120
Bank of America Corp., Subordinated Note, Series L, 4.18%, 11/25/27	383,000	425,923
Bank of New York Mellon Corp. (The), Subordinated Bond, 3.30%, 8/23/29	500,000	536,458
BankUnited, Inc., 4.88%, 11/17/25	464,000	522,478
BankUnited, Inc., 5.13%, 6/11/30	122,000	137,548
Boston Properties L.P., 2.55%, 4/1/32	105,000	100,661
Brandywine Operating Partnership L.P., 3.95%, 2/15/23	500,000	522,598
Brighthouse Financial, Inc., 5.63%, 5/15/30	147,000	172,241
Brixmor Operating Partnership L.P., 2.25%, 4/1/28	53,000	52,004
Brixmor Operating Partnership L.P., 3.65%, 6/15/24	500,000	537,999
Brixmor Operating Partnership L.P., 4.05%, 7/1/30	625,000	673,226
Brixmor Operating Partnership L.P., Senior Note, 3.90%, 3/15/27	500,000	545,868
Charles Schwab Corp. (The), Series H, (1 year CMT + 3.079%), 4.00%, 12/1/30(c)(e)	1,000,000	983,000
Citigroup, Inc., 1.12%, 1/28/27 (SOFR + 0.765%)(c)	820,000	802,100
Citigroup, Inc., 1.68%, 5/15/24 (SOFR + 1.667%)(c)	1,000,000	1,020,370
Citigroup, Inc., 4.65%, 7/23/48	70,000	85,895
Citigroup, Inc., 4.70%, 1/30/25 (SOFR + 3.234%)(c)(e)	55,000	55,385
Citigroup, Inc., 5.88%, 2/22/33	124,000	157,216
Citigroup, Inc., (SOFR + 0.686%), 0.78%, 10/30/24(c)	1,000,000	999,321
Citigroup, Inc., (SOFR + 1.146%), 2.67%, 1/29/31(c)	128,000	128,605

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2021   27

Schedule of Investments (unaudited)
March 31, 2021
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
FINANCIAL – (continued)
Citigroup, Inc., Senior Bond, 3.67%, 7/24/28 (3.67% fixed rate until 7/24/27; 1.39% + 3 month USD LIBOR thereafter)(c)	$59,000	$64,524
Citigroup, Inc., Senior Bond, 4.08%, 4/23/29 (4.08% fixed rate until 4/23/28; 1.19% + 3 month USD LIBOR thereafter)(c)	700,000	778,750
Citigroup, Inc., Series U, 5.00%, 9/12/24 (SOFR + 3.813%)(c)(e)	225,000	231,817
Citigroup, Inc., Subordinated Bond, 4.75%, 5/18/46	52,000	61,968
Citigroup, Inc., Subordinated Bond, 6.00%, 10/31/33	210,000	271,563
Citigroup, Inc., Subordinated Note, 4.45%, 9/29/27	1,541,000	1,739,152
Citizens Financial Group, Inc., 2.64%, 9/30/32(a)	167,000	159,903
Citizens Financial Group, Inc., 3.25%, 4/30/30	1,200,000	1,274,215
CNA Financial Corp., 3.95%, 5/15/24	365,000	396,507
Columbia Property Trust Operating Partnership L.P., 4.15%, 4/1/25	282,000	296,893
Community Preservation Corp. (The), Series 2020, 2.87%, 2/1/30	1,000,000	990,979
Danske Bank A/S, Senior Note, 3.88%, 9/12/23(a)	200,000	214,117
Drawbridge Special Opportunities Fund L.P./Drawbridge Special Opportunities Finance, 3.88%, 2/15/26(a)	970,000	994,983
Empower Finance 2020 L.P., 1.36%, 9/17/27(a)	1,125,000	1,087,090
Empower Finance 2020 L.P., 1.78%, 3/17/31(a)	1,000,000	927,152
Equinix, Inc., 1.80%, 7/15/27	1,000,000	981,602
ESH Hospitality, Inc., 4.63%, 10/1/27(a)	25,000	26,441
ESH Hospitality, Inc., 5.25%, 5/1/25(a)	350,000	357,000
Federal Realty Investment Trust, 1.25%, 2/15/26	1,320,000	1,303,396
First Horizon Bank, 5.75%, 5/1/30	250,000	300,663
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
FINANCIAL – (continued)
First Niagara Financial Group, Inc., Subordinated Note, 7.25%, 12/15/21	$79,000	$82,669
Five Corners Funding Trust, Senior Note, 4.42%, 11/15/23(a)	600,000	658,179
Five Corners Funding Trust II, 2.85%, 5/15/30(a)	1,325,000	1,365,554
FS KKR Capital Corp., 4.13%, 2/1/25	1,550,000	1,593,725
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	761,000	871,162
GLP Capital L.P./GLP Financing II, Inc., 5.38%, 4/15/26	150,000	168,427
Goldman Sachs Group, Inc. (The), 0.86%, 2/12/26 (SOFR + 0.609%)(c)	1,000,000	982,902
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26	270,000	292,640
Goldman Sachs Group, Inc. (The), 3.80%, 3/15/30	125,000	137,678
Goldman Sachs Group, Inc. (The), (3 month USD LIBOR + 1.158%), 3.81%, 4/23/29(c)	925,000	1,013,452
Goldman Sachs Group, Inc. (The), Senior Bond, 4.22%, 5/1/29 (4.22% fixed rate until 5/1/28; 1.30% + 3 month USD LIBOR thereafter)(c)	410,000	459,945
Goldman Sachs Group, Inc. (The), Subordinated Bond, 6.75%, 10/1/37	277,000	391,573
HAT Holdings I LLC/HAT Holdings II LLC, 3.75%, 9/15/30(a)	1,000,000	962,500
HNA 2015 LLC, 2.37%, 9/18/27	350,573	368,270
Host Hotels & Resorts L.P., Series I, 3.50%, 9/15/30	150,000	150,593
HSBC Holdings PLC, Senior Bond, 4.58%, 6/19/29 (4.58% fixed rate until 6/19/28; 1.53% + 3 month USD LIBOR thereafter)(c)	200,000	224,759
JPMorgan Chase & Co., 0.56%, 2/16/25 (SOFR + 0.420%)(c)	950,000	942,938

See Notes to Financial Statements.
28   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2021

Schedule of Investments (unaudited)
March 31, 2021
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
FINANCIAL – (continued)
JPMorgan Chase & Co., 2.01%, 3/13/26 (SOFR + 1.585%)(c)	$430,000	$442,191
JPMorgan Chase & Co., 3.62%, 4/1/31 (SOFR + 3.120%)(c)	71,000	77,088
JPMorgan Chase & Co., 4.00%, 4/1/25 (SOFR + 2.745%)(c)(e)	975,000	965,494
JPMorgan Chase & Co., 4.60%, 2/1/25 (SOFR + 3.125%)(c)(e)	165,000	166,856
JPMorgan Chase & Co., (3 month USD LIBOR + 1.337%), 3.78%, 2/1/28(c)	1,525,000	1,680,828
JPMorgan Chase & Co., (SOFR + 0.600%), 0.65%, 9/16/24(c)	198,000	198,385
JPMorgan Chase & Co., (SOFR + 1.510%), 2.53%, 11/19/41(c)	543,000	497,358
JPMorgan Chase & Co., Junior Subordinated Bond, Series U, 6.13%, 4/30/24 (6.13% fixed rate until 4/30/24; 3.33% + 3 month USD LIBOR thereafter)(c)(e)	190,000	203,620
JPMorgan Chase & Co., Senior Bond, 4.01%, 4/23/29 (4.01% fixed rate until 4/23/28; 1.12% + 3 month USD LIBOR thereafter)(c)	1,240,000	1,382,823
KeyBank NA, Subordinated Note, 3.40%, 5/20/26	500,000	538,997
Landwirtschaftliche Rentenbank, 0.88%, 9/3/30	1,000,000	918,404
Liberty Mutual Group, Inc., 3.95%, 5/15/60(a)	85,000	85,915
Liberty Mutual Group, Inc., 3.95%, 10/15/50(a)	120,000	123,785
Liberty Mutual Group, Inc., 4.57%, 2/1/29(a)	700,000	811,636
Low Income Investment Fund, 3.39%, 7/1/26	1,000,000	1,059,985
Macquarie Group Ltd., Senior Bond, 3.76%, 11/28/28 (3.76% fixed rate until 11/28/27; 1.37% + 3 month USD LIBOR thereafter)(a)(c)	4,000	4,351
Mastercard, Inc., 1.90%, 3/15/31	1,312,000	1,289,606
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
FINANCIAL – (continued)
Mastercard, Inc., 2.00%, 3/3/25	$160,000	$166,928
Morgan Stanley, 3.63%, 1/20/27	396,000	434,511
Morgan Stanley, 3.95%, 4/23/27	950,000	1,051,246
Morgan Stanley, 4.43%, 1/23/30 (4.43% fixed rate until 1/23/29; 1.63% + 3 month USD LIBOR thereafter)(c)	440,000	503,805
Morgan Stanley, (SOFR + 0.720%), 0.99%, 12/10/26(c)	1,000,000	976,093
Morgan Stanley, Senior Bond, 3.77%, 1/24/29 (3.77% fixed rate until 1/24/28; 1.14% + 3 month USD LIBOR thereafter)(c)	1,155,000	1,263,270
Morgan Stanley, Subordinated Note, 5.00%, 11/24/25	33,000	37,926
MPT Operating Partnership L.P./MPT Finance Corp., 3.50%, 3/15/31	225,000	220,797
National Health Investors, Inc., 3.00%, 2/1/31	73,000	68,232
New York Community Bancorp, Inc., Subordinated Note, 5.90%, 11/6/28 (5.90% fixed rate until 11/6/23; 2.78% + 3 month USD LIBOR thereafter)(c)	218,000	236,073
Nuveen Finance LLC, 4.13%, 11/1/24(a)	400,000	444,085
OFS Capital Corp., 4.75%, 2/10/26	1,300,000	1,320,256
Ohio National Financial Services, Inc., 5.55%, 1/24/30(a)	200,000	217,744
Omega Healthcare Investors, Inc., 3.25%, 4/15/33	193,000	184,893
Omega Healthcare Investors, Inc., 3.38%, 2/1/31	109,000	108,114
OneMain Finance Corp., 6.63%, 1/15/28	225,000	254,995
Owl Rock Capital Corp., 5.25%, 4/15/24	955,000	1,041,781
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.88%, 10/1/28(a)	275,000	291,569

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2021   29

Schedule of Investments (unaudited)
March 31, 2021
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
FINANCIAL – (continued)
People’s United Bank NA, Subordinated Note, 4.00%, 7/15/24	$500,000	$539,525
PNC Bank NA, Senior Note, 3.10%, 10/25/27	500,000	541,340
Principal Life Global Funding II, 0.50%, 1/8/24(a)	124,000	123,702
Progressive Corp. (The), Senior Bond, 3.70%, 1/26/45	500,000	530,937
Prudential Financial, Inc., 1.50%, 3/10/26	1,311,000	1,324,417
Prudential Financial, Inc., 5.70%, 9/15/48 (5.70% fixed rate until 9/15/28; 2.67% + 3 month USD LIBOR thereafter)(c)	54,000	61,737
Prudential Financial, Inc., Junior Subordinated Bond, 5.63%, 6/15/43 (5.63% fixed rate until 6/15/23; 3.92% + 3 month USD LIBOR thereafter)(c)	144,000	154,317
Realty Income Corp., 3.25%, 1/15/31	285,000	300,839
Regency Centers L.P., 3.75%, 6/15/24	500,000	536,439
Regions Financial Corp., Subordinated Bond, 7.38%, 12/10/37	248,000	358,930
Reinvestment Fund, Inc. (The), 3.88%, 2/15/27	500,000	506,993
SBA Tower Trust, 1.88%, 7/15/50(a)	1,460,000	1,477,579
Signature Bank, 4.00%, 10/15/30(c)	250,000	257,871
Spirit Realty L.P., 2.70%, 2/15/32	76,000	72,207
State Street Corp., Senior Note, 2.65%, 5/19/26	500,000	532,022
SVB Financial Group, 1.80%, 2/2/31	1,150,000	1,060,320
SVB Financial Group, 3.13%, 6/5/30	250,000	259,679
SVB Financial Group, 4.10%, 2/15/31 (10 year CMT + 3.064%)	770,000	771,925
SVB Financial Group, Senior Note, 3.50%, 1/29/25	500,000	539,798
Synchrony Financial, 4.50%, 7/23/25	503,000	557,768
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
FINANCIAL – (continued)
Teachers Insurance & Annuity Association of America, 3.30%, 5/15/50(a)	$210,000	$204,330
Truist Financial Corp., Senior Note, 4.00%, 5/1/25	234,000	258,624
Unum Group, 4.50%, 3/15/25	56,000	62,587
USAA Capital Corp., 2.13%, 5/1/30(a)	1,000,000	981,434
VEREIT Operating Partnership L.P., 2.85%, 12/15/32	618,000	598,503
Visa, Inc., 0.75%, 8/15/27	55,000	52,803
Visa, Inc., 1.90%, 4/15/27	1,000,000	1,024,928
Voya Financial, Inc., 4.70%, 1/23/48 (4.70% fixed rate until 1/23/28; 2.08% + 3 month USD LIBOR thereafter)(c)	91,000	92,820
Wells Fargo & Co., 3.07%, 4/30/41 (SOFR + 2.530%)(c)	866,000	849,206
Wells Fargo & Co., 4.30%, 7/22/27	641,000	724,521
Wells Fargo & Co., (3 month USD LIBOR + 1.000%), 2.57%, 2/11/31(c)	670,000	673,628
Welltower, Inc., 2.75%, 1/15/31	5,000	4,973
Welltower, Inc., 2.80%, 6/1/31	230,000	228,604
Willis North America, Inc., 3.88%, 9/15/49	28,000	29,713
WR Berkley Corp., 4.00%, 5/12/50	160,000	170,117
Zions Bancorp NA, 3.25%, 10/29/29	271,000	274,140
Total Financial		76,319,562
INDUSTRIAL – 1.4%
AECOM, 5.13%, 3/15/27	200,000	217,625
Amsted Industries, Inc., 5.63%, 7/1/27(a)	200,000	212,250
Arrow Electronics, Inc., 4.00%, 4/1/25	58,000	62,427
Berry Global, Inc., 1.57%, 1/15/26(a)	1,010,000	994,062
Boeing Co. (The), 2.20%, 2/4/26	1,150,000	1,146,434
Boeing Co. (The), 3.75%, 2/1/50	525,000	502,870
Carrier Global Corp., 3.38%, 4/5/40	177,000	176,651

See Notes to Financial Statements.
30   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2021

Schedule of Investments (unaudited)
March 31, 2021
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
INDUSTRIAL – (continued)
Caterpillar Financial Services Corp., 0.65%, 7/7/23	$201,000	$201,995
Caterpillar Financial Services Corp., 1.10%, 9/14/27	148,000	142,547
CNH Industrial Capital LLC, 1.95%, 7/2/23	400,000	410,750
CNH Industrial Capital LLC, 4.20%, 1/15/24	76,000	82,845
Emerson Electric Co., 0.88%, 10/15/26	126,000	122,153
General Electric Co., 4.35%, 5/1/50	54,000	59,937
Graphic Packaging International LLC, 1.51%, 4/15/26(a)	93,000	92,355
Honeywell International, Inc., 0.48%, 8/19/22	99,000	99,075
Illinois Tool Works, Inc., 3.50%, 3/1/24	100,000	108,120
John Deere Capital Corp., 1.50%, 3/6/28	188,000	183,076
Kansas City Southern, 2.88%, 11/15/29	83,000	84,853
Kansas City Southern, 4.30%, 5/15/43	663,000	726,835
Kansas City Southern, 4.70%, 5/1/48	52,000	61,161
Kirby Corp., Senior Note, 4.20%, 3/1/28	119,000	129,604
Masco Corp., 3.13%, 2/15/51	92,000	86,395
Nature Conservancy (The), 1.29%, 2/1/24 (3 month USD LIBOR + 1.08%)(c)	520,000	521,603
Nature Conservancy (The), Series A, 1.51%, 7/1/29	300,000	283,757
Otis Worldwide Corp., 3.11%, 2/15/40	1,000,000	984,459
Owens Corning, 4.30%, 7/15/47	130,000	140,698
Penske Truck Leasing Co. L.P./PTL Finance Corp., 3.35%, 11/1/29(a)	30,000	31,071
Penske Truck Leasing Co. L.P./PTL Finance Corp., 3.40%, 11/15/26(a)	187,000	202,161
Penske Truck Leasing Co. L.P./PTL Finance Corp., 4.20%, 4/1/27(a)	105,000	117,519
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
INDUSTRIAL – (continued)
Penske Truck Leasing Co. L.P./PTL Finance Corp., Senior Note, 4.13%, 8/1/23(a)	$330,000	$354,000
Sonoco Products Co., 3.13%, 5/1/30	134,000	138,373
Standard Industries, Inc., 4.38%, 7/15/30(a)	175,000	176,575
Standard Industries, Inc., Senior Note, 4.75%, 1/15/28(a)	125,000	129,575
Stanley Black & Decker, Inc., 3.40%, 3/1/26	98,000	107,522
Stanley Black & Decker, Inc., (5 year CMT + 2.657%), 4.00%, 3/15/60(c)	199,000	210,671
Teledyne Technologies, Inc., 2.75%, 4/1/31	102,000	101,629
Trimble, Inc., 4.75%, 12/1/24	17,000	19,025
Trimble, Inc., Senior Note, 4.15%, 6/15/23	250,000	266,969
Union Pacific Corp., 2.97%, 9/16/62(a)	225,000	200,329
United Parcel Service, Inc., 3.90%, 4/1/25	87,000	96,284
Vontier Corp., 2.95%, 4/1/31(a)	62,000	60,487
Xylem, Inc., 2.25%, 1/30/31	250,000	245,302
Total Industrial		10,292,029
TECHNOLOGY – 0.8%
Apple, Inc., 2.05%, 9/11/26	103,000	106,635
Apple, Inc., Senior Bond, 3.85%, 8/4/46	325,000	364,347
Apple, Inc., Senior Note, 3.00%, 6/20/27	500,000	542,495
Broadcom, Inc., 3.15%, 11/15/25	246,000	262,195
Broadcom, Inc., 3.42%, 4/15/33(a)	809,000	811,317
Broadcom, Inc., 3.46%, 9/15/26	123,000	131,912
Broadcom, Inc., 3.50%, 2/15/41(a)	91,000	87,155
Broadcom, Inc., 4.11%, 9/15/28	289,000	315,949
Broadcom, Inc., 4.15%, 11/15/30	118,000	127,364
CDW LLC/CDW Finance Corp., 5.50%, 12/1/24	350,000	383,586

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2021   31

Schedule of Investments (unaudited)
March 31, 2021
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
TECHNOLOGY – (continued)
Dell International LLC/EMC Corp., Senior Secured Bond, 8.10%, 7/15/36(a)	$139,000	$203,596
Hewlett Packard Enterprise Co., 1.75%, 4/1/26	302,000	302,028
Hewlett Packard Enterprise Co., Senior Bond, 6.20%, 10/15/35	96,000	125,571
Microsoft Corp., 2.68%, 6/1/60	56,000	51,406
Microsoft Corp., 3.04%, 3/17/62	269,000	263,728
Oracle Corp., 2.30%, 3/25/28	308,000	311,825
Oracle Corp., 3.65%, 3/25/41	113,000	114,348
Oracle Corp., 4.10%, 3/25/61	108,000	111,763
Roper Technologies, Inc., 1.40%, 9/15/27	500,000	483,079
Texas Instruments, Inc., 3.88%, 3/15/39	525,000	602,499
Total Technology		5,702,798
UTILITIES – 4.4%
AEP Transmission Co. LLC, 4.25%, 9/15/48	425,000	488,784
AES Corp. (The), 1.38%, 1/15/26(a)	1,175,000	1,145,205
AES Corp. (The), 2.45%, 1/15/31(a)	1,000,000	956,082
Alabama Power Co., 3.75%, 3/1/45	170,000	181,389
Alabama Power Co., Senior Bond, Series A, 4.30%, 7/15/48	125,000	145,049
Alexander Funding Trust, 1.84%, 11/15/23(a)	555,000	562,380
Alliant Energy Finance LLC, 3.75%, 6/15/23(a)	300,000	319,614
American Electric Power Co., Inc., Senior Note, 3.20%, 11/13/27	114,000	122,915
AmeriGas Partners L.P./AmeriGas Finance Corp., 5.88%, 8/20/26	225,000	247,590
Appalachian Power Co., 3.70%, 5/1/50	135,000	136,614
Atmos Energy Corp., 3.38%, 9/15/49	320,000	318,075
Atmos Energy Corp., (3 month USD LIBOR + 0.380%), 0.57%, 3/9/23(c)	1,000,000	1,000,109
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
UTILITIES – (continued)
Avangrid, Inc., 3.20%, 4/15/25	$317,000	$339,396
Brooklyn Union Gas Co. (The), 4.49%, 3/4/49(a)	1,000,000	1,144,742
Bruce Mansfield Unit, 8.88%, 8/1/23	100,000	50
Calpine Corp., 3.75%, 3/1/31(a)	325,000	309,758
Clearway Energy Operating LLC, 3.75%, 2/15/31(a)	925,000	887,426
CMS Energy Corp., (5 year CMT + 4.116%), 4.75%, 6/1/50(c)	93,000	100,440
Commonwealth Edison Co., 3.70%, 8/15/28	820,000	913,220
Connecticut Light & Power Co. (The), 4.00%, 4/1/48	605,000	685,932
Consolidated Edison Co. of New York, Inc., 0, 3.95%, 4/1/50	30,000	32,543
Dominion Energy South Carolina, Inc., 5.10%, 6/1/65	143,000	189,572
Dominion Energy, Inc., 3.07%, 8/15/24	850,000	905,229
Dominion Energy, Inc., Junior Subordinated Bond, 5.75%, 10/1/54 (5.75% fixed rate until 10/1/24; 3.06% + 3 month USD LIBOR thereafter)(c)	56,000	60,667
Dominion Energy, Inc., Senior Note, 4.25%, 6/1/28	270,000	305,422
DTE Electric Co., 3.95%, 3/1/49	1,267,000	1,416,188
Duke Energy Florida LLC, 2.50%, 12/1/29	1,000,000	1,019,785
Duke Energy Florida LLC, 3.80%, 7/15/28	550,000	609,953
Duke Energy Florida LLC, 4.20%, 7/15/48	50,000	57,253
East Ohio Gas Co. (The), 2.00%, 6/15/30(a)	875,000	841,907
Electricite de France S.A., Senior Note, 3.63%, 10/13/25(a)	1,000,000	1,086,465
Emera US Finance L.P., 3.55%, 6/15/26	400,000	433,744
Emera US Finance L.P., 4.75%, 6/15/46	138,000	153,834

See Notes to Financial Statements.
32   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2021

Schedule of Investments (unaudited)
March 31, 2021
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
UTILITIES – (continued)
Entergy Louisiana LLC, 4.20%, 9/1/48	$310,000	$349,095
Entergy Mississippi LLC, 3.50%, 6/1/51	51,000	51,676
Entergy Texas, Inc., 4.50%, 3/30/39	295,000	333,077
Essential Utilities, Inc., 3.35%, 4/15/50	77,000	74,510
Exelon Corp., 4.70%, 4/15/50	120,000	143,737
FirstEnergy Corp., Senior Bond, Series C, 7.38%, 11/15/31	194,000	259,419
Georgia Power Co., Series A, 3.25%, 3/15/51	217,000	207,151
Interstate Power & Light Co., 3.50%, 9/30/49	1,085,000	1,068,175
Israel Electric Corp. Ltd., Senior Secured Note, 6.88%, 6/21/23(a)	400,000	450,000
Liberty Utilities Finance GP 1, 2.05%, 9/15/30(a)	86,000	80,576
MidAmerican Energy Co., 3.10%, 5/1/27	624,000	676,268
National Fuel Gas Co., 2.95%, 3/1/31	75,000	72,222
National Fuel Gas Co., 5.50%, 1/15/26	1,225,000	1,399,981
National Rural Utilities Cooperative Finance Corp., 2.85%, 1/27/25	444,000	469,605
NextEra Energy Capital Holdings, Inc., 0.55%, 3/1/23 (SOFR + 0.540%)(c)	750,000	751,877
NextEra Energy Operating Partners L.P., 4.25%, 7/15/24(a)	575,000	605,188
NextEra Energy Operating Partners L.P., 4.25%, 9/15/24(a)	1,000	1,055
NorthWestern Corp., 4.18%, 11/15/44	500,000	552,938
Oklahoma Gas & Electric Co., 3.25%, 4/1/30	725,000	768,654
Oncor Electric Delivery Co. LLC, 3.70%, 11/15/28	720,000	798,518
Pacific Gas and Electric Co., 3.95%, 12/1/47	107,000	98,478
Pacific Gas and Electric Co., 4.30%, 3/15/45	110,000	107,071
PacifiCorp, 4.13%, 1/15/49	135,000	150,338
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
UTILITIES – (continued)
Pattern Energy Operations L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(a)	$425,000	$431,906
PPL Capital Funding, Inc., 5.00%, 3/15/44	215,000	256,256
PPL Electric Utilities Corp., 4.15%, 6/15/48	85,000	97,265
PSEG Power LLC, 3.85%, 6/1/23	310,000	330,492
Public Service Co. of Colorado, 2.70%, 1/15/51	240,000	217,129
Public Service Co. of Colorado, 3.70%, 6/15/28	115,000	127,206
Public Service Co. of Colorado, 4.10%, 6/15/48	209,000	236,681
Public Service Electric & Gas Co., 2.70%, 5/1/50	420,000	386,765
Sempra Energy, Senior Bond, 3.80%, 2/1/38	500,000	537,437
Southern California Edison Co., 1.10%, 4/1/24	277,000	276,996
Southern California Edison Co., Series C, 4.13%, 3/1/48	110,000	115,261
Southern California Gas Co., Series VV, 4.30%, 1/15/49	75,000	88,596
Southern Power Co., Senior Note, 4.15%, 12/1/25	500,000	556,821
Southwestern Public Service Co., 3.75%, 6/15/49	360,000	384,212
Star Energy Geothermal Wayang Windu Ltd., Senior Secured Bond, 6.75%, 4/24/33(a)	453,500	510,188
Tucson Electric Power Co., 1.50%, 8/1/30	525,000	486,243
Union Electric Co., 2.95%, 6/15/27	128,000	137,352
Vistra Operations Co. LLC, 3.55%, 7/15/24(a)	305,000	319,162
Vistra Operations Co. LLC, 5.00%, 7/31/27(a)	100,000	103,002
Total Utilities		32,185,911
TOTAL CORPORATE BONDS (Cost: $207,792,307)		212,351,639
U.S. GOVERNMENT AGENCIES – 18.8%
Federal Home Loan Mortgage Corp., 0.25%, 8/24/23	1,050,000	1,050,239

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2021   33

Schedule of Investments (unaudited)
March 31, 2021
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – (continued)
Federal Home Loan Mortgage Corp., 1.50%, 11/1/50	$499,849	$483,309
Federal Home Loan Mortgage Corp., 2.00%, 1/1/32	169,710	174,673
Federal Home Loan Mortgage Corp., 2.00%, 9/1/50	3,191,025	3,187,245
Federal Home Loan Mortgage Corp., 2.50%, 2/1/28	126,714	132,510
Federal Home Loan Mortgage Corp., 2.50%, 6/1/28	114,694	120,210
Federal Home Loan Mortgage Corp., 2.50%, 4/1/51	2,743,130	2,817,537
Federal Home Loan Mortgage Corp., 3.00%, 1/1/32	248,012	265,461
Federal Home Loan Mortgage Corp., 3.00%, 12/1/37	439,830	458,235
Federal Home Loan Mortgage Corp., 3.00%, 1/1/43	685,619	729,306
Federal Home Loan Mortgage Corp., 3.00%, 8/1/45	348,534	366,941
Federal Home Loan Mortgage Corp., 3.00%, 9/1/46	83,125	87,451
Federal Home Loan Mortgage Corp., 3.00%, 1/1/47	1,449,580	1,532,063
Federal Home Loan Mortgage Corp., 3.00%, 4/1/47	439,645	461,020
Federal Home Loan Mortgage Corp., 3.00%, 10/1/49	133,071	138,734
Federal Home Loan Mortgage Corp., 3.00%, 2/1/50	623,797	650,615
Federal Home Loan Mortgage Corp., 3.50%, 11/1/28	314,435	341,791
Federal Home Loan Mortgage Corp., 3.50%, 10/1/41	112,930	122,064
Federal Home Loan Mortgage Corp., 3.50%, 10/1/42	501,424	543,847
Federal Home Loan Mortgage Corp., 3.50%, 7/1/43	229,985	249,384
Federal Home Loan Mortgage Corp., 3.50%, 1/1/45	308,298	334,024
Federal Home Loan Mortgage Corp., 3.50%, 7/1/45	229,327	246,202
Federal Home Loan Mortgage Corp., 3.50%, 8/1/46	709,314	767,253
Federal Home Loan Mortgage Corp., 3.50%, 1/1/47	257,106	277,415
Federal Home Loan Mortgage Corp., 3.50%, 11/1/47	221,542	235,387
Federal Home Loan Mortgage Corp., 3.50%, 3/1/48	2,839,782	3,064,101
Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – (continued)
Federal Home Loan Mortgage Corp., 4.00%, 3/1/41	$137,560	$151,596
Federal Home Loan Mortgage Corp., 4.00%, 6/1/42	6,838	7,489
Federal Home Loan Mortgage Corp., 4.00%, 6/1/42	277,856	306,096
Federal Home Loan Mortgage Corp., 4.00%, 10/1/47	119,061	130,786
Federal Home Loan Mortgage Corp., 4.00%, 3/1/48	420,382	461,663
Federal Home Loan Mortgage Corp., 4.00%, 6/1/48	1,309,110	1,436,517
Federal Home Loan Mortgage Corp., 4.00%, 7/1/48	3,301,130	3,606,922
Federal Home Loan Mortgage Corp., 4.00%, 7/1/48	66,987	73,219
Federal Home Loan Mortgage Corp., 4.50%, 6/1/47	449,953	493,600
Federal Home Loan Mortgage Corp., 4.50%, 6/1/47	40,697	45,696
Federal Home Loan Mortgage Corp., 4.50%, 7/1/47	99,663	108,792
Federal Home Loan Mortgage Corp., 4.50%, 7/1/47	106,814	117,538
Federal Home Loan Mortgage Corp., 4.50%, 2/1/48	245,011	268,086
Federal Home Loan Mortgage Corp., 4.50%, 8/1/48	225,660	251,340
Federal Home Loan Mortgage Corp., 5.00%, 2/1/42	168,895	196,562
Federal National Mortgage Association, 0.63%, 4/22/25	1,000,000	997,348
Federal National Mortgage Association, 0.88%, 8/5/30	1,615,000	1,493,255
Federal National Mortgage Association, 1.50%, 3/1/51	1,000,000	966,860
Federal National Mortgage Association, 1.63%, 1/7/25	770,000	799,818
Federal National Mortgage Association, 2.00%, 5/1/36(f)	3,500,000	3,587,543
Federal National Mortgage Association, 2.00%, 12/1/40	664,014	673,053
Federal National Mortgage Association, 2.00%, 2/1/41	524,939	532,101
Federal National Mortgage Association, 2.00%, 10/1/50	1,981,777	1,979,429

See Notes to Financial Statements.
34   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2021

Schedule of Investments (unaudited)
March 31, 2021
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – (continued)
Federal National Mortgage Association, 2.00%, 11/1/50	$496,818	$496,225
Federal National Mortgage Association, 2.00%, 1/1/51	984,274	983,998
Federal National Mortgage Association, 2.00%, 1/1/51	497,860	497,271
Federal National Mortgage Association, 2.00%, 2/1/51	501,832	501,234
Federal National Mortgage Association, 2.00%, 5/1/51(f)	7,040,000	7,013,875
Federal National Mortgage Association, 2.50%, 4/1/31	585,585	614,782
Federal National Mortgage Association, 2.50%, 5/1/35	2,010,552	2,091,799
Federal National Mortgage Association, 2.50%, 5/1/36(f)	1,500,000	1,559,941
Federal National Mortgage Association, 2.50%, 5/1/43	311,668	322,972
Federal National Mortgage Association, 2.50%, 8/1/46	782,067	805,699
Federal National Mortgage Association, 2.50%, 9/1/46	61,946	63,824
Federal National Mortgage Association, 2.50%, 10/1/46	176,064	180,840
Federal National Mortgage Association, 2.50%, 8/1/50	823,285	845,616
Federal National Mortgage Association, 2.50%, 10/1/50	470,269	483,025
Federal National Mortgage Association, 2.50%, 11/1/50	484,854	498,006
Federal National Mortgage Association, 2.50%, 4/1/51(f)	1,500,000	1,539,258
Federal National Mortgage Association, 2.50%, 5/1/51(f)	11,440,000	11,714,828
Federal National Mortgage Association, 2.63%, 9/6/24	1,000,000	1,074,705
Federal National Mortgage Association, 3.00%, 5/1/30	192,820	204,959
Federal National Mortgage Association, 3.00%, 5/1/32	618,640	657,639
Federal National Mortgage Association, 3.00%, 10/1/32	544,838	575,521
Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – (continued)
Federal National Mortgage Association, 3.00%, 5/1/40	$415,149	$434,897
Federal National Mortgage Association, 3.00%, 5/1/43	561,858	594,951
Federal National Mortgage Association, 3.00%, 9/1/46	183,865	194,198
Federal National Mortgage Association, 3.00%, 11/1/46	263,683	278,381
Federal National Mortgage Association, 3.00%, 11/1/46	1,949,382	2,059,492
Federal National Mortgage Association, 3.00%, 1/1/47	354,144	370,941
Federal National Mortgage Association, 3.00%, 2/1/47	1,698,501	1,804,503
Federal National Mortgage Association, 3.00%, 2/25/47	540,577	570,243
Federal National Mortgage Association, 3.00%, 11/1/47	33,447	34,302
Federal National Mortgage Association, 3.00%, 12/1/49	702,952	732,096
Federal National Mortgage Association, 3.00%, 2/1/50	690,651	719,452
Federal National Mortgage Association, 3.00%, 7/1/50	5,998,781	6,382,283
Federal National Mortgage Association, 3.00%, 5/1/51(f)	2,000,000	2,083,594
Federal National Mortgage Association, 3.50%, 12/1/30	54,202	58,382
Federal National Mortgage Association, 3.50%, 5/1/40	148,033	157,047
Federal National Mortgage Association, 3.50%, 1/1/41	321,330	347,103
Federal National Mortgage Association, 3.50%, 8/1/42	248,801	268,897
Federal National Mortgage Association, 3.50%, 11/1/42	383,657	415,958
Federal National Mortgage Association, 3.50%, 8/1/43	149,818	162,699
Federal National Mortgage Association, 3.50%, 12/1/45	493,791	529,880
Federal National Mortgage Association, 3.50%, 12/1/45	306,386	327,759

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2021   35

Schedule of Investments (unaudited)
March 31, 2021
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – (continued)
Federal National Mortgage Association, 3.50%, 8/1/46	$275,315	$297,886
Federal National Mortgage Association, 3.50%, 12/1/46	156,500	169,500
Federal National Mortgage Association, 3.50%, 12/1/46	152,035	161,823
Federal National Mortgage Association, 3.50%, 1/1/47	184,527	196,405
Federal National Mortgage Association, 3.50%, 4/1/47	546,555	583,497
Federal National Mortgage Association, 3.50%, 8/1/47	12,297	13,161
Federal National Mortgage Association, 3.50%, 9/1/47	265,574	281,895
Federal National Mortgage Association, 3.50%, 11/1/47	7,405	8,024
Federal National Mortgage Association, 3.50%, 11/1/47	83,489	88,589
Federal National Mortgage Association, 3.50%, 2/1/48	365,246	386,233
Federal National Mortgage Association, 3.50%, 3/1/48	2,769,101	2,936,762
Federal National Mortgage Association, 3.50%, 4/1/48	370,754	393,059
Federal National Mortgage Association, 3.50%, 6/1/48	260,016	278,649
Federal National Mortgage Association, 3.50%, 11/1/48	412,431	436,512
Federal National Mortgage Association, 4.00%, 9/1/40	213,506	234,169
Federal National Mortgage Association, 4.00%, 3/1/41	398,391	438,896
Federal National Mortgage Association, 4.00%, 9/1/42	48,344	52,995
Federal National Mortgage Association, 4.00%, 1/1/44	12,311	13,627
Federal National Mortgage Association, 4.00%, 1/1/45	19,139	21,094
Federal National Mortgage Association, 4.00%, 6/1/45	6,187	6,837
Federal National Mortgage Association, 4.00%, 12/1/45	15,424	17,055
Federal National Mortgage Association, 4.00%, 12/1/45	438,021	479,906
Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – (continued)
Federal National Mortgage Association, 4.00%, 7/1/46	$547,829	$594,584
Federal National Mortgage Association, 4.00%, 3/1/47	226,850	247,654
Federal National Mortgage Association, 4.00%, 9/1/47	778,289	839,603
Federal National Mortgage Association, 4.00%, 9/1/47	32,565	35,189
Federal National Mortgage Association, 4.00%, 10/1/47	208,779	224,162
Federal National Mortgage Association, 4.00%, 12/1/47	78,919	86,691
Federal National Mortgage Association, 4.00%, 12/1/47	385,279	415,741
Federal National Mortgage Association, 4.00%, 1/1/48	428,731	458,717
Federal National Mortgage Association, 4.00%, 2/1/48	155,161	166,922
Federal National Mortgage Association, 4.00%, 4/1/48	787,575	847,027
Federal National Mortgage Association, 4.00%, 6/1/49	476,672	511,100
Federal National Mortgage Association, 4.50%, 9/1/40	230,891	257,117
Federal National Mortgage Association, 4.50%, 2/1/41	428,990	483,636
Federal National Mortgage Association, 4.50%, 9/1/42	4,818	5,408
Federal National Mortgage Association, 4.50%, 12/1/43	23,124	25,959
Federal National Mortgage Association, 4.50%, 7/1/46	195,282	214,853
Federal National Mortgage Association, 4.50%, 11/1/47	69,776	77,690
Federal National Mortgage Association, 4.50%, 1/1/48	194,456	216,274
Federal National Mortgage Association, 4.50%, 2/1/48	34,496	38,407
Federal National Mortgage Association, 4.50%, 3/1/48	158,225	172,649
Federal National Mortgage Association, 4.50%, 3/1/48	150,393	167,443
Federal National Mortgage Association, 4.50%, 5/1/48	150,766	167,859
Federal National Mortgage Association, 4.50%, 5/1/48	109,369	121,769

See Notes to Financial Statements.
36   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2021

Schedule of Investments (unaudited)
March 31, 2021
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – (continued)
Federal National Mortgage Association, 5.00%, 9/1/40	$199,252	$230,183
Federal National Mortgage Association, 5.00%, 2/1/41	115,281	134,107
Federal National Mortgage Association, 5.00%, 7/1/44	300,950	346,630
Federal National Mortgage Association, 5.00%, 5/1/48	100,344	111,848
Federal National Mortgage Association, 5.00%, 8/1/48	33,310	37,732
Federal National Mortgage Association, 5.50%, 2/1/42	72,597	83,877
Government National Mortgage Association, 2.00%, 12/20/50	495,317	500,298
Government National Mortgage Association, 2.00%, 5/1/51(f)	4,500,000	4,536,211
Government National Mortgage Association, 2.50%, 12/20/46	144,064	149,601
Government National Mortgage Association, 2.50%, 10/20/50	2,288,215	2,377,502
Government National Mortgage Association, 2.50%, 4/1/51(f)	1,500,000	1,547,695
Government National Mortgage Association, 2.50%, 5/1/51(f)	6,000,000	6,178,828
Government National Mortgage Association, 3.00%, 12/20/42	291,272	310,963
Government National Mortgage Association, 3.00%, 12/20/45	104,671	110,813
Government National Mortgage Association, 3.00%, 9/20/46	168,130	177,287
Government National Mortgage Association, 3.00%, 10/20/46	346,138	364,570
Government National Mortgage Association, 3.00%, 2/20/47	373,365	395,026
Government National Mortgage Association, 3.00%, 4/20/47	256,183	269,756
Government National Mortgage Association, 3.00%, 12/20/47	125,326	131,937
Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – (continued)
Government National Mortgage Association, 3.00%, 1/20/48	$262,382	$277,028
Government National Mortgage Association, 3.00%, 9/20/49	232,450	243,631
Government National Mortgage Association, 3.00%, 12/20/49	454,292	473,413
Government National Mortgage Association, 3.00%, 4/15/50	519,756	540,410
Government National Mortgage Association, 3.00%, 8/20/50	552,002	593,259
Government National Mortgage Association, 3.00%, 8/20/50	898,230	963,643
Government National Mortgage Association, 3.00%, 8/20/50	394,682	422,395
Government National Mortgage Association, 3.00%, 10/20/50	674,314	718,205
Government National Mortgage Association, 3.00%, 10/20/50	510,538	539,029
Government National Mortgage Association, 3.00%, 5/1/51(f)	1,500,000	1,563,398
Government National Mortgage Association, 3.50%, 2/20/42	244,169	264,842
Government National Mortgage Association, 3.50%, 7/20/42	360,751	391,991
Government National Mortgage Association, 3.50%, 11/20/42	162,355	176,323
Government National Mortgage Association, 3.50%, 8/20/45	74,698	80,034
Government National Mortgage Association, 3.50%, 9/20/45	75,697	81,097
Government National Mortgage Association, 3.50%, 4/20/46	111,000	118,777
Government National Mortgage Association, 3.50%, 12/20/46	609,358	648,302

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2021   37

Schedule of Investments (unaudited)
March 31, 2021
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – (continued)
Government National Mortgage Association, 3.50%, 1/20/47	$401,724	$427,551
Government National Mortgage Association, 3.50%, 11/20/47	234,215	249,766
Government National Mortgage Association, 3.50%, 1/20/48	249,012	265,206
Government National Mortgage Association, 3.50%, 11/20/48	954,520	1,009,273
Government National Mortgage Association, 3.50%, 8/20/50	240,846	266,230
Government National Mortgage Association, 3.50%, 8/20/50	286,856	316,138
Government National Mortgage Association, 3.50%, 8/20/50	373,494	408,432
Government National Mortgage Association, 3.50%, 10/20/50	112,476	124,233
Government National Mortgage Association, 4.00%, 11/20/40	125,670	139,170
Government National Mortgage Association, 4.00%, 2/20/46	298,740	327,932
Government National Mortgage Association, 4.00%, 3/20/46	112,837	123,996
Government National Mortgage Association, 4.00%, 5/20/47	193,444	209,325
Government National Mortgage Association, 4.00%, 8/20/47	98,815	106,712
Government National Mortgage Association, 4.00%, 9/20/47	1,535,496	1,656,704
Government National Mortgage Association, 4.50%, 9/20/39	127,815	143,321
Government National Mortgage Association, 4.50%, 7/20/41	71,437	80,107
Government National Mortgage Association, 4.50%, 2/20/47	54,448	60,281
Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – (continued)
Government National Mortgage Association, 4.50%, 8/20/47	$93,865	$102,804
Government National Mortgage Association, 4.50%, 1/20/48	313,741	343,766
Government National Mortgage Association, 4.50%, 3/20/48	64,299	70,182
Government National Mortgage Association, 4.50%, 7/20/48	143,850	157,453
Government National Mortgage Association, 4.50%, 6/20/49	389,865	421,850
Government National Mortgage Association, 5.00%, 7/20/45	179,878	206,721
United States Department of Housing and Urban Development, 2.87%, 8/1/27	1,000,000	1,088,361
United States International Development Finance Corp., 1.05%, 10/15/29	980,230	998,044
United States International Development Finance Corp., Series 7, 1.61%, 7/15/38	750,000	723,802
TOTAL U.S. GOVERNMENT AGENCIES (Cost: $137,103,081)		138,766,430
ASSET-BACKED SECURITIES – 15.0%
ABPCI Direct Lending Fund ABS I Ltd., Series 2020-1A, Class A, ABS, 3.20%, 12/20/30(a)	1,620,000	1,626,200
ACC Trust, Series 2020-A, Class A, 6.00%, 3/20/23(a)	305,418	314,761
Adams Outdoor Advertising L.P., Series 2018-1, Class A, 4.81%, 11/15/48(a)	1,393,949	1,493,444
Americredit Automobile Receivables Trust, Series 2019-1, Class B, 3.13%, 2/18/25	100,000	102,878
Americredit Automobile Receivables Trust, Series 2019-1, Class C, 3.36%, 2/18/25	100,000	104,344
Americredit Automobile Receivables Trust, Series 2019-2, Class C, 2.74%, 4/18/25	300,000	311,537

See Notes to Financial Statements.
38   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2021

Schedule of Investments (unaudited)
March 31, 2021
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – (continued)
Americredit Automobile Receivables Trust, Series 2019-3, Class C, 2.32%, 7/18/25	$500,000	$515,809
AmeriCredit Automobile Receivables Trust, Series 2020-1, Class B, 1.48%, 1/21/25	300,000	304,901
AmeriCredit Automobile Receivables Trust, Series 2020-3, Class C, ABS, 1.06%, 8/18/26	200,000	200,455
AmeriCredit Automobile Receivables Trust, Series 2021-1, Class C, ABS, 0.89%, 10/19/26	1,100,000	1,095,826
Anchorage Capital CLO 9 Ltd., Series 2016-9A, Class AR, (3 month USD LIBOR + 1.370%), 1.61%, 7/15/32(a)(c)	1,000,000	1,000,643
Anchorage Capital CLO Ltd., Series 2019-11A, Class A, 1.61%, 7/22/32 (3 month USD LIBOR + 1.39%)(a)(c)	2,000,000	2,001,684
Antares CLO 2020-1 Ltd., Series 2020-1A, Class B, (3 month USD LIBOR + 2.600%), 2.81%, 10/23/31 Zero Coupon,(a)(c)	345,000	346,180
Apres Static CLO Ltd., Series 2019-1A, Class A1R, ABS, (3 month USD LIBOR + 1.070%), 1.31%, 10/15/28(a)(c)	1,360,531	1,360,591
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE5, Class M1, 1.01%, 8/25/34 (1 month USD LIBOR + 0.90%)(c)	21,141	20,664
Atlas Senior Loan Fund XI Ltd., Series 2018-11A, Class A1L, 1.32%, 7/26/31 (3 month USD LIBOR + 1.10%)(a)(c)	1,000,000	998,175
Avis Budget Rental Car Funding AESOP LLC, Series 2018-2A, Class A, 4.00%, 3/20/25(a)	200,000	216,813
Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class A, 3.45%, 3/20/23(a)	300,000	306,685
Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – (continued)
Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class A, 3.35%, 9/22/25(a)	$400,000	$429,322
Avis Budget Rental Car Funding AESOP LLC, Series 2019-3A, Class A, 2.36%, 3/20/26(a)	500,000	520,211
Avis Budget Rental Car Funding AESOP LLC, Series 2020-1A, Class A, 2.33%, 8/20/26(a)	300,000	311,461
Bain Capital Credit Clo Ltd., Series 2016-2A, Class CRR, ABS, (3 month USD LIBOR + 2.000%), 1.00%, 1/15/29(a)(c)	660,000	657,956
Barings CLO Ltd. 2020-II, 1.00%, 10/15/33 Zero Coupon, (-1x 3 month USD LIBOR + 1.29%)(a)(c)	1,000,000	1,001,200
Battalion CLO VII Ltd., Series 2014-7A, Class A1RR, 1.26%, 7/17/28 (3 month USD LIBOR + 1.04%)(a)(c)	984,361	984,422
Battalion CLO XI Ltd., Series 2017-11A, Class A, 1.47%, 10/24/29 (3 month USD LIBOR + 1.25%)(a)(c)	500,000	500,107
Blackrock Rainier CLO VI Ltd., Series 2021-6A, Class A, ABS, (3 month USD LIBOR + 1.700%), 1.89%, 4/20/33(a)(c)	2,000,000	2,002,016
Business Jet Securities LLC, Series 2020-1A, Class A, ABS, 2.98%, 11/15/35(a)	176,120	178,283
Capital Automotive REIT, Series 2014-1A, Class A, 3.66%, 10/15/44(a)	919,388	920,648
Carmax Auto Owner Trust, Series 2021-1, Class C, ABS, 0.94%, 12/15/26	400,000	394,760
CARS-DB4 L.P., Series 2020-1A, Class B1, 4.17%, 2/15/50(a)	540,000	555,027
Catamaran CLO Ltd., Series 2014-1A, Class A1AR, 1.48%, 4/22/30 (3 month USD LIBOR + 1.26%)(a)(c)	994,896	992,754

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2021   39

Schedule of Investments (unaudited)
March 31, 2021
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – (continued)
Cazenovia Creek Funding II LLC, Series 2018-1A, Class A, 3.56%, 7/15/30(a)	$250,265	$251,456
CF Hippolyta LLC, Series 2020-1, Class B1, 2.28%, 7/15/60(a)	372,208	378,421
CFG Investments Ltd., Series 2019-1, Class A, 5.56%, 8/15/29(a)	450,000	451,643
Chase Funding Loan Acquisition Trust, Series 2004-OPT1, 0.96%, 6/25/34 (1 month USD LIBOR +0.855%)(c)	46,057	44,991
CIFC Funding Ltd., Series 2014-5A, Class A1R2, 1.42%, 10/17/31 (3 month USD LIBOR + 1.20%)(a)(c)	1,000,000	1,000,050
Citibank Credit Card Issuance Trust, Series 2018-A7, Class A7, 3.96%, 10/13/30	600,000	690,983
Commonbond Student Loan Trust, Series 2018-CGS, Class A1, 3.87%, 2/25/46(a)	72,899	75,067
Commonbond Student Loan Trust, Series 2020-AGS, Class A, 1.98%, 8/25/50(a)	408,223	414,295
Credit Acceptance Auto Loan Trust, Series 2020-3A, Class A, ABS, 1.24%, 10/15/29(a)	1,395,000	1,408,018
CSMC Trust, Series 2006-CF2, Class M3, 0.76%, 5/25/36 (1 month USD LIBOR + 0.65%)(a)(c)	20,168	20,186
Diamond CLO Ltd., Series 2019-1A, Class DR, ABS, (3 month USD LIBOR + 3.400%), 3.60%, 4/25/29(a)(c)	1,300,000	1,300,135
Dorchester Park CLO DAC, Series 2015-1A, Class AR, 1.12%, 4/20/28 (3 month USD LIBOR + 0.90%)(a)(c)	752,228	752,273
Drive Auto Receivables Trust, Series 2019-3, Class B, 2.65%, 2/15/24	200,000	201,288
Elevation CLO Ltd., Series 2014-2A, Class A1R, 1.47%, 10/15/29 (3 month USD LIBOR + 1.23%)(a)(c)	500,000	500,024
Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – (continued)
Ellington Loan Acquisition Trust, Series 2007-2, Class A2C, 1.21%, 5/25/37 (1 month USD LIBOR + 1.10%)(a)(c)	$15,707	$15,731
FCI Funding LLC, Series 2019-1A, Class A, 3.63%, 2/18/31(a)	166,592	169,053
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19%, 7/15/31(a)	500,000	538,814
Ford Credit Auto Owner Trust, Series 2019-1, Class A, 3.52%, 7/15/30(a)	1,000,000	1,077,169
Ford Credit Auto Owner Trust, Series 2020-2, Class A, ABS, 1.06%, 4/15/33(a)	1,100,000	1,090,091
Ford Credit Auto Owner Trust, Series 2020-REV1, 2.04%, 8/15/31(a)	800,000	828,178
Ford Credit Floorplan Master Owner Trust A, Series 2020-2, Class A, 1.06%, 9/15/27	600,000	596,538
Freed ABS Trust, Series 2021-1CP, Class A, ABS, 0.66%, 3/20/28(a)	1,670,860	1,671,544
Global SC Finance VII Srl, Series 2020-1A, Class A, 2.17%, 10/17/40(a)	540,284	541,284
Global SC Finance VII Srl, Series 2020-2A, Class A, 2.26%, 11/19/40(a)	287,001	286,539
Global SC Finance VII Srl, Series 2020-2A, Class B, 3.32%, 11/19/40(a)	239,167	235,928
GM Financial Consumer Automobile Receivables Trust, Series 2018-4, Class C, 3.62%, 6/17/24	100,000	104,487
GMF Floorplan Owner Revolving Trust, Series 2019-2, Class A, 2.90%, 4/15/26(a)	800,000	852,615
Golub Capital Partners ABS Funding Ltd., Series 2020-1A, Class A2, ABS, 3.21%, 1/22/29(a)	800,000	788,923
Golub Capital Partners TALF LLC, Series 2020-2A, Class C, ABS, (3 month USD LIBOR + 3.650%), 3.82%, 2/5/30(a)(c)	650,000	656,709

See Notes to Financial Statements.
40   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2021

Schedule of Investments (unaudited)
March 31, 2021
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – (continued)
Hercules Capital Funding Trust, Series 2018-1A, Class A, 4.61%, 11/22/27(a)	$966,858	$975,100
HERO Funding Trust, Series 2016-1A, Class A, 4.05%, 9/20/41(a)	533,936	558,474
HERO Funding Trust, Series 2016-3A, Class A1, 3.08%, 9/20/42(a)	248,398	255,112
HERO Funding Trust, Series 2020-1A, Class A, 2.59%, 9/20/57(a)	851,788	862,122
Home Equity Asset Trust, Series 2003-1, Class M1, 1.61%, 6/25/33 (1 month USD LIBOR + 1.50%)(c)	5,014	5,066
HPS Loan Management Ltd., Series 15A-19, Class A1, 1.54%, 7/22/32 (3 month USD LIBOR + 1.32%)(a)(c)	500,000	501,017
KKR Clo 32 Ltd., Series 32A, Class A1, ABS, (3 month USD LIBOR + 1.320%), 1.00%, 1/15/32(a)(c)	1,500,000	1,502,662
KREF Ltd., Series 2018-FL1, Class A, 1.21%, 6/15/36 (1 month USD LIBOR + 1.10%)(a)(c)	795,576	795,571
Laurel Road Prime Student Loan Trust, Series 2019-A, Class A2FX, 2.73%, 10/25/48(a)	120,332	123,039
Legacy Mortgage Asset Trust, Series 2019-GS1, Class A1, 4.00%, 1/25/59(a)	60,527	61,376
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75%, 1/25/59(a)	69,771	69,820
Legacy Mortgage Asset Trust, Series 2019-GS4, Class A1, 3.44%, 5/25/59(a)	159,445	160,069
LIAS Administration Fee Issuer LLC, Series 2018-1A, Class A, 5.96%, 7/25/48	1,180,561	1,333,098
Loanpal Solar Loan 2021-1 Ltd., Series 2021-1GS, Class A, ABS, 2.29%, 1/20/48(a)	942,961	942,997
Loanpal Solar Loan 2021-2 Ltd., Series 2021-2GS, Class A, ABS, 2.22%, 3/20/48(a)	500,000	499,322
Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – (continued)
Madison Park Funding X Ltd., Series 2012-10A, Class AR3, ABS, (3 month USD LIBOR + 1.010%), 1.21%, 1/20/29(a)(c)	$2,875,000	$2,875,259
MCA Fund Holding LLC, Series 2020-1, Class A, ABS, 3.25%, 11/15/35(a)	718,280	731,914
MelTel Land Funding LLC, Series 2019-1A, Class A, 3.77%, 4/15/49(a)	533,336	562,403
Midocean Credit CLO IX, Series 2018-9A, Class A1, 1.37%, 7/20/31 (3 month USD LIBOR + 1.15%)(a)(c)	500,000	499,817
MMAF Equipment Finance LLC, Series 2018-A, Class A5, 3.61%, 3/10/42(a)	100,000	106,686
MMAF Equipment Finance LLC, Series 2019-A, Class A5, 3.08%, 11/12/41(a)	300,000	318,490
MMAF Equipment Finance LLC, Series 2019-B, Class A5, 2.29%, 11/12/41(a)	300,000	311,764
Monroe Capital ABS Funding Ltd., Series 2021-1A, Class A2, ABS, 2.82%, 4/22/31(a)	2,200,000	2,179,070
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE6, Class M1, 0.93%, 8/25/34 (1 month USD LIBOR + 0.83%)(c)	9,988	9,895
Mosaic Solar Loan Trust, 1.44%, 8/20/46(a)	924,542	900,626
Mosaic Solar Loan Trust, Series 2020-1A, Class A, 2.10%, 4/20/46(a)	829,728	837,669
Mosaic Solar Loan Trust, Series 2021-1A, Class B, ABS, 2.05%, 12/20/46(a)	1,000,000	985,293
Mountain View CLO IX Ltd., Series 2015-9A, Class A1R, 1.36%, 7/15/31 (3 month USD LIBOR + 1.12%)(a)(c)	1,000,000	998,250
Mountain View CLO LLC, Series 2017-2A, Class A, 1.43%, 1/16/31 (3 month USD LIBOR + 1.21%)(a)(c)	260,000	260,023
NADG NNN Operating L.P., Series 2019-1, Class A, 3.37%, 12/28/49(a)	387,563	399,383

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2021   41

Schedule of Investments (unaudited)
March 31, 2021
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – (continued)
Nassau CFO LLC, Series 2019-1, Class A, 3.98%, 8/15/34(a)	$1,127,316	$1,142,264
Nationstar HECM Loan Trust, Series 2020-1A, Class A1, 1.27%, 9/25/30(a)(c)	587,459	588,475
Navient Private Education Refi Loan Trust, Series 2018-CA, Class A2, 3.52%, 6/16/42(a)	123,088	125,622
Navient Private Education Refi Loan Trust, Series 2019-CA, Class A2, 3.13%, 2/15/68(a)	289,571	297,205
Navient Private Education Refi Loan Trust, Series 2020-B, Class A2, 2.12%, 1/15/69(a)	300,000	305,035
Navient Private Education Refi Loan Trust, Series 2020-DA, Class A, 1.69%, 5/15/69(a)	273,142	275,887
New Residential Advance Receivables Trust Advance Receivables Backed Notes, Series 2020-APT1, Class AT1, ABS, 1.04%, 12/16/52(a)	540,000	539,907
Newtek Small Business Loan Trust, Series 2018-1, Class A, 2.70%, 2/25/44 (1 month USD LIBOR + 1.70%)(a)(c)	511,000	498,534
Newtek Small Business Loan Trust, Series 2018-1, Class B, 4.00%, 2/25/44 (1 month USD LIBOR + 3.00%)(a)(c)	245,919	225,573
NRZ Advance Receivables Trust, Series 2020-T2, Class AT2, 1.48%, 9/15/53(a)	510,000	511,076
NRZ Advance Receivables Trust, Series 2020-T3, Class AT3, ABS, 1.32%, 10/15/52(a)	500,000	501,567
NXT Capital CLO LLC, Series 2020-1A, Class C, ABS, (3 month USD LIBOR + 3.350%), 3.51%, 1/20/31(a)(c)	1,620,000	1,626,503
Oaktree CLO Ltd., Series 2015-1A, Class A1R, 1.09%, 10/20/27 (3 month USD LIBOR + 0.87%)(a)(c)	1,296,622	1,298,099
Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – (continued)
Ocean Trails CLO V, Series 2014-5A, Class ARR, (3 month USD LIBOR + 1.280%), 1.51%, 10/13/31(a)(c)	$1,474,373	$1,472,693
Octagon Investment Partners, Ltd., Series 2017-1A, Class AR, ABS, (3 month USD LIBOR + 1.050%), 1.27%, 7/20/30(a)(c)	875,000	874,761
OneMain Direct Auto Receivables Trust, Series 2018-1A, Class A, 3.43%, 12/16/24(a)	217,475	218,926
OneMain Direct Auto Receivables Trust, Series 2019-1A, Class A, 3.63%, 9/14/27(a)	600,000	647,902
OneMain Financial Issuance Trust, Series 2020-1A, Class A, 3.84%, 5/14/32(a)	200,000	209,832
OneMain Financial Issuance Trust, Series 2020-2A, Class A, 1.75%, 9/14/35(a)	400,000	400,847
Oportun Funding IX LLC, Series 2018-B, Class A, 3.91%, 7/8/24(a)	750,000	750,401
Oportun Funding IX LLC, Series 2018-B, Class B, 4.50%, 7/8/24(a)	490,000	490,212
Oportun Funding X LLC, Series 2018-C, Class A, 4.10%, 10/8/24(a)	200,000	202,595
Oportun Funding XII LLC, Series 2018-D, Class A, 4.15%, 12/9/24(a)	100,000	101,154
Oportun Funding XIV LLC, Series 2021-A, Class A, ABS, 1.21%, 3/8/28(a)	1,100,000	1,099,624
Oxford Finance Funding LLC, Series 2019-1A, Class A2, 4.46%, 2/15/27(a)	750,000	776,731
Oxford Finance Funding LLC, Series 2020-1A, Class A2, 3.10%, 2/15/28(a)	800,000	826,299
OZLM XXIV Ltd., Series 2019-24A, Class A1A, 1.61%, 7/20/32 (3 month USD LIBOR + 1.39%)(a)(c)	500,000	500,367

See Notes to Financial Statements.
42   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2021

Schedule of Investments (unaudited)
March 31, 2021
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – (continued)
Palmer Square Loan Funding 2020-4 Ltd., Series 2020-4A, Class B, (3 month USD LIBOR + 2.300%), 2.49%, 11/25/28 Zero Coupon,(a)(c)	$730,000	$732,454
Pawnee Equipment Receivables LLC, Series 2020-1, Class A, 1.37%, 11/17/25(a)	485,120	486,574
ReadyCap Lending Small Business Loan Trust, Series 2019-2, Class A (PRIME + 0.50%), 2.75%, 12/27/44(a)(c)	413,849	394,809
Regional Management Issuance Trust, Series 2020-1, Class A, 2.34%, 10/15/30(a)	320,000	323,159
Regional Management Issuance Trust, Series 2021-1, Class A, ABS, 1.68%, 3/17/31(a)	1,870,000	1,864,054
Renew, Series 2018-1, Class A, 3.95%, 9/20/53(a)	266,040	284,845
Renew, Series 2021-1, Class A, ABS, Reg S, 2.06%, 11/20/56(a)(b)	1,000,000	999,850
Republic FInance Issuance Trust, Series 2019-A, Class A, 3.43%, 11/22/27(a)	920,000	933,158
Republic Finance Issuance Trust, Series 2020-A, Class B, ABS, 3.54%, 11/20/30(a)	600,000	618,018
Rockford Tower CLO 2020-1 Ltd., Series 2020-1A, Class A, ABS, (3 month USD LIBOR + 1.280%), 1.53%, 1/20/32(a)(c)	1,250,000	1,259,869
Sabey Data Center Issuer LLC, Series 2020-1, Class A2, 3.81%, 4/20/45(a)	740,000	783,501
Santander Drive Auto Receivables Trust, Series 2019-2, Class C, 2.90%, 10/15/24	500,000	510,125
Santander Drive Auto Receivables Trust, Series 2019-3, Class B, 2.28%, 9/15/23	616,838	619,353
Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – (continued)
Santander Drive Auto Receivables Trust, Series 2019-3, Class C, 2.49%, 10/15/25	$300,000	$305,463
Santander Drive Auto Receivables Trust, Series 2020-3, Class C, 1.12%, 1/15/26	400,000	403,060
Santander Drive Auto Receivables Trust, Series 2020-4, Class C, ABS, 1.01%, 1/15/26	300,000	300,980
Santander Drive Auto Receivables Trust, Series 2021-1, Class C, ABS, 0.75%, 2/17/26	600,000	598,573
Sixth Street CLO XVI Ltd., Series 2020-16A, Class A1A, ABS, (3 month USD LIBOR + 1.320%), 1.51%, 10/20/32(a)(c)	1,750,000	1,751,659
SoFi Consumer Loan Program Trust, Series 2020-1, Class 1A, 2.02%, 1/25/29(a)	252,561	254,994
SoFi Professional Loan Program Trust, Series 2020-C, Class AFX, 1.95%, 2/15/46(a)	286,619	291,092
Sofi Professional Loan Program LLC, Series 2019-A, Class A2FX, 3.69%, 6/15/48(a)	182,711	190,614
Sofi Professional Loan Program LLC, Series 2019-C, Class A2FX, 2.37%, 11/16/48(a)	287,483	293,568
SoFi Professional Loan Program Trust, Series 2020-A, Class A2FX, 2.54%, 5/15/46(a)	400,000	411,654
SolarCity FTE, Series 2016-A, Class A, 4.80%, 9/20/48(a)	309,799	320,007
Sound Point CLO II Ltd., Series 2013-1A, Class A1R, 1.29%, 1/26/31 (3 month USD LIBOR + 1.07%)(a)(c)	250,000	250,052
Springleaf Funding Trust, Series 2017-AA, Class A, 2.68%, 7/15/30(a)	265,429	266,154
Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2, 4.54%, 2/25/44(a)	1,243,542	1,325,157

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2021   43

Schedule of Investments (unaudited)
March 31, 2021
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – (continued)
Store Master Funding I-VII, Series 2019-1, Class A1, 2.82%, 11/20/49(a)	$1,021,184	$1,038,851
STWD Ltd., Series 2019-FL1, Class B, 1.71%, 7/15/38 (1 month USD LIBOR + 1.60%)(a)(c)	470,000	468,827
STWD Ltd., Series 2019-FL1, Class C, 2.06%, 7/15/38 (1 month USD LIBOR + 1.95%)(a)(c)	280,000	279,650
Summit Issuer LLC, Series 2020-1A, Class A2, ABS, 2.29%, 12/20/50(a)	1,620,000	1,607,444
Sunrun Athena Issuer LLC, Series 2018-1, Class A, 5.31%, 4/30/49(a)	236,852	259,778
Sunrun Xanadu Issuer LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(a)	429,082	457,680
SWC Funding LLC, Series 2018-1A, Class A, 4.75%, 8/15/33(a)	1,255,967	1,275,087
Taco Bell Funding LLC, Series 2016-1A, Class A2II, 4.38%, 5/25/46(a)	481,250	483,367
Taco Bell Funding LLC, Series 2018-1A, Class A2I, 4.32%, 11/25/48(a)	488,750	491,155
Tesla Auto Lease Trust, Series 2019-A, Class A3, 2.16%, 10/20/22(a)	1,000,000	1,017,778
Tesla Auto Lease Trust, Series 2019-A, Class A4, 2.20%, 11/21/22(a)	500,000	511,968
Tesla Auto Lease Trust, Series 2021-A, Class A3, ABS, 0.56%, 3/20/25(a)	1,000,000	999,678
TH Msrissuer Trust, Series 2019-FT1, Class A, 2.91%, 6/25/24 (1 month USD LIBOR + 2.80%)(a)(c)	450,000	446,149
TICP CLO IX Ltd., Series 2017-9A, Class A, 1.36%, 1/20/31 (3 month USD LIBOR + 1.14%)(a)(c)	1,000,000	1,000,226
Towd Point Mortgage Trust, Series 2020-4, Class A1, ABS, 1.75%, 10/25/60(a)	229,641	233,139
Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.35%, 5/25/33(a)	300,000	304,332
Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – (continued)
Trafigura Securitisation Finance PLC, Series 2018-1A, Class A2, 3.73%, 3/15/22(a)	$200,000	$202,677
Trimaran Cavu Ltd., Series 2019-1A, Class A1, 1.68%, 7/20/32 (3 month USD LIBOR + 1.46%)(a)(c)	500,000	501,633
Vantage Data Centers Issuer LLC, Series 2019-1A, Class A2, 3.19%, 7/15/44(a)	831,621	866,237
VB-S1 Issuer LLC, Series 2020-1A, Class C2, 3.03%, 6/15/50(a)	700,000	732,714
Vivint Solar Financing V LLC, Series 2018-1A, Class A, 4.73%, 4/30/48(a)	239,972	257,563
Vivint Solar Financing V LLC, Series 2018-1A, Class B, 7.37%, 4/30/48(a)	780,319	830,762
Wellfleet CLO Ltd., Series 2018-1A, Class A, 1.32%, 7/17/31 (3 month USD LIBOR + 1.10%)(a)(c)	1,000,000	1,000,146
Wendy’s Funding LLC, Series 2015-1A, Class A23, 4.50%, 6/15/45(a)	472,500	475,628
Wendy’s Funding LLC, Series 2019-1A, Class A2I, 3.78%, 6/15/49(a)	478,750	506,666
World Omni Select Auto Trust, Series 2018-1A, Class B, 3.68%, 7/15/23(a)	159,855	160,365
World Omni Select Auto Trust, Series 2018-1A, Class C, 3.86%, 1/15/25(a)	300,000	304,249
World Omni Select Auto Trust, Series 2019-A, Class B, 2.17%, 12/15/25	400,000	409,495
World Omni Select Auto Trust, Series 2019-A, Class C, 2.38%, 12/15/25	100,000	103,115
York CLO-6 Ltd., Series 2019-1A, Class A1, 1.57%, 7/22/32 (3 month USD LIBOR + 1.35%)(a)(c)	500,000	500,264
Zais CLO 9 Ltd., Series 2018-2A, Class A, 1.42%, 7/20/31 (3 month USD LIBOR + 1.20%)(a)(c)	970,261	968,821
TOTAL ASSET-BACKED SECURITIES (Cost: $109,854,742)		111,309,908

See Notes to Financial Statements.
44   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2021

Schedule of Investments (unaudited)
March 31, 2021
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – 12.1%
Mortgage Trust, Series 2020-P1, Class A1, 2.84%, 4/15/25(a)(c)	$845,209	$850,492
ACRE Commercial Mortgage Ltd., Series 2021-FL4, Class A, (1 month USD LIBOR + 0.830%), 0.94%, 12/18/37(a)(c)	2,200,000	2,193,125
Alen Mortgage Trust, Series 2021-ACEN, Class C, (1 month USD LIBOR + 2.250%), 2.36%, 4/15/34(a)(c)	1,000,000	1,000,298
BAMLL Commercial Mortgage Securities Trust, Series 2018-DSNY, Class A, 0.96%, 9/15/34 (1 month USD LIBOR + 0.85%)(a)(c)	400,000	399,876
BANK, Series 2018-BN15, Class A3, 4.14%, 11/15/61	575,000	642,801
BANK, Series 2019-BN23, Class AS, 3.20%, 12/15/52	500,000	529,454
BANK, Series 2020-BN28, Class A3, 1.58%, 3/15/63	1,200,000	1,127,968
BANK, Series 2020-BN29, Class A3, 1.74%, 11/15/53	500,000	473,630
Bellemeade Re Ltd., Series 2019-3A, Class M1A, 1.21%, 7/25/29 (1 month USD LIBOR + 1.10%)(a)(c)	33,643	33,657
Bellemeade Re Ltd., Series 2019-3A, Class M1B, 1.71%, 7/25/29 (1 month USD LIBOR + 1.60%)(a)(c)	150,000	150,684
Bellemeade Re Ltd., Series 2020-1A, Class M1B, CMO, (1 month USD LIBOR + 3.400%), 3.51%, 6/25/30(a)(c)	145,583	146,082
Bellemeade Re Ltd., Series 2021-1A, Class M1A, CMO, 1.77%, 3/25/31(a)(c)	300,000	300,014
Benchmark Mortgage Trust, 2018B4, Class A3, 3.89%, 7/15/51	500,000	529,270
Benchmark Mortgage Trust, Series 2019-B10, Class 3CCA, 3.90%, 3/15/62(a)(c)	250,000	260,657
Benchmark Mortgage Trust, Series 2019-B10, Class A3, 3.46%, 3/15/62	850,000	914,325
Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
Benchmark Mortgage Trust, Series 2020-B19, Class A4, 1.55%, 9/15/53	$1,200,000	$1,141,862
Benchmark Mortgage Trust, Series 2020-B20, Class A4, 1.75%, 10/15/53	1,300,000	1,244,582
Benchmark Mortgage Trust, Series 2020-B21, Class A4, 1.70%, 12/17/53	500,000	476,181
Benchmark Mortgage Trust, Series 2020-IG3, Class A2, 2.48%, 9/15/48(a)	1,500,000	1,538,567
Benchmark Mortgage Trust, Series 2021-B24, Class A3, 2.01%, 3/15/54	550,000	550,251
Benchmark Mortgage Trust, Series 2021-B24, Class A4, 2.26%, 3/15/54	600,000	596,289
BX Commercial Mortgage Trust, Series 2020-BXLP, Class A, 0.91%, 12/15/36 (1 month USD LIBOR + 0.800%)(a)(c)	698,584	698,840
BXMT 2020-FL2 Ltd., Series 2020-FL2, Class A, (1 month USD LIBOR + 0.900%), 1.01%, 2/16/37(a)(c)	840,000	837,874
Cantor Commercial Real Estate Lending, Series 2019-CF3, Class A3, 2.75%, 1/15/53	800,000	831,129
CD Mortgage Trust, Series 2016-CD2, Class B, 3.88%, 11/10/49(c)	500,000	525,822
CD Mortgage Trust, Series 2019-CD8, Class A3, 2.66%, 8/15/57	900,000	904,426
Century Plaza Towers, Series 2019-CPT, Class A, 2.87%, 11/13/39(a)	250,000	258,828
Century Plaza Towers, Series 2019-CPT, Class E, 3.00%, 11/13/39(a)(c)	488,000	467,539
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A2, 3.59%, 12/10/54	2,346,644	2,513,218
CGMS Commercial Mortgage Trust, Series 2017-MDRB, Class B, 1.86%, 7/15/30 (1 month USD LIBOR + 1.75%)(a)(c)	1,300,000	1,271,805

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2021   45

Schedule of Investments (unaudited)
March 31, 2021
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
CIM Trust, Series 2017-5, Class A3, CMO, 4.00%, 5/25/57(c)	$500,000	$499,998
CIM Trust, Series 2017-6, Class A1, 3.02%, 6/25/57(a)(c)	154,352	154,427
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class A3, 3.37%, 10/10/47	114,286	121,359
Citigroup Commercial Mortgage Trust, Series 2016-P4, Class A3, 2.65%, 7/10/49	114,286	119,535
Citigroup Commercial Mortgage Trust, Series 2018-C6, Class A3, 4.15%, 11/10/51	750,000	832,875
Citigroup Commercial Mortgage Trust, Series 2019-C7, Class A3, 2.86%, 12/15/72	1,100,000	1,134,765
COMM Mortgage Trust, Series 2013-LC13, Class D, 5.31%, 8/10/46(a)(c)	500,000	456,035
COMM Mortgage Trust, Series 2016-CR28, Class B, 4.64%, 2/10/49(c)	500,000	547,748
Connecticut Avenue Securities Trust, Series 2019-R06, Class 2M2, CMO, (1 month USD LIBOR + 2.100%), 2.21%, 9/25/39(a)(c)	29,318	29,364
Connecticut Avenue Securities Trust, Series 2020-R01, 0.91%, 1/25/40 (1 month USD LIBOR +0.800%)(a)(c)	5,365	5,365
Connecticut Avenue Securities Trust, Series 2020-R02, Class 2M2, CMO, (1 month USD LIBOR + 2.000%), 2.11%, 1/25/40(a)(c)	40,000	39,875
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A3, 3.23%, 6/15/57	135,894	145,091
CSAIL Commercial Mortgage Trust, Series 2018-C14, Class A3, 4.15%, 11/15/51	700,000	785,526
CSAIL Commercial Mortgage Trust, Series 2021-C20, Class A2, 2.49%, 3/15/54	1,250,000	1,251,948
CSMC, Series 2020, 1.00%, 4/28/38	266,131	269,222
Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
CSMC Trust, Series 2018-RPL9, Class A, 3.85%, 9/25/57(a)(c)	$202,046	$214,982
CSMC Trust, Series 2020-RPL6, Class A1, CMO, 2.69%, 3/25/59(a)(c)	179,531	181,873
DBJPM Mortgage Trust, Series 2016-C3, Class A4, 2.63%, 8/10/49	1,100,000	1,153,281
Federal Home Loan Mortgage Corp., Series 2016-HQA3, Class M2, CMO, (1 month USD LIBOR + 1.350%), 1.46%, 3/25/29(c)	17,037	17,064
Federal Home Loan Mortgage Corp., Series 2017-DNA2, Class M1, 1.31%, 10/25/29 (1 month USD LIBOR + 1.20%)(c)	21,753	21,781
Federal Home Loan Mortgage Corp., Series 2018-DNA1, Class M2, CMO, (1 month USD LIBOR + 1.800%), 1.91%, 7/25/30(c)	8,582	8,523
Federal Home Loan Mortgage Corp., Series 2018-HQA1, Class M2, CMO, (1 month USD LIBOR + 2.300%), 2.41%, 9/25/30(c)	46,982	46,982
Federal Home Loan Mortgage Corp., Series 2018-SPI4, Class M2, 4.49%, 11/25/48(a)(c)	19,071	19,047
Federal Home Loan Mortgage Corp., Series 2019-HQA4, Class M2, CMO, REMIC, (1 month USD LIBOR + 2.050%), 2.16%, 11/25/49(a)(c)	33,081	33,081
Federal Home Loan Mortgage Corp., Series 2020-DNA2, Class M2, CMO, REMIC, (1 month USD LIBOR + 1.850%), 1.96%, 2/25/50(a)(c)	10,000	9,961
Federal Home Loan Mortgage Corp., Series 2020-HQA2, Class M2, CMO, REMIC, (1 month USD LIBOR + 3.100%), 3.21%, 3/25/50(c)	14,000	14,157

See Notes to Financial Statements.
46   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2021

Schedule of Investments (unaudited)
March 31, 2021
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
Federal Home Loan Mortgage Corp., Series 2020-HQA3, Class M2, CMO, REMIC, (1 month USD LIBOR + 3.600%), 3.71%, 7/25/50(a)(c)	$267,044	$269,251
Federal Home Loan Mortgage Corp., Series 326, Class 350, CMO, STRIPS, 3.50%, 3/15/44	313,089	328,578
Federal Home Loan Mortgage Corp., Series 4661, Class BV, CMO, REMIC, 3.50%, 12/15/36	1,000,000	1,038,171
Federal Home Loan Mortgage Corp., Series 4835, Class AS, 9.67%, 10/15/48 (1 month USD LIBOR + 9.84%)(c)	135,669	161,831
Federal Home Loan Mortgage Corp., Series 5027, Class AI, CMO, IO, REMIC, 2.00%, 9/25/50(g)	574,040	69,583
Federal Home Loan Mortgage Corp., Series 5034, Class IJ, CMO, IO, REMIC, 2.50%, 11/25/50(g)	1,692,387	284,709
Federal Home Loan Mortgage Corp., Series K063, Class AM, 3.51%, 1/25/27(c)	500,000	557,290
Federal Home Loan Mortgage Corp., Series K067, Class AM, 3.28%, 8/25/27	1,000,000	1,103,565
Federal Home Loan Mortgage Corp., Series K069, Class AM, 3.25%, 9/25/27(c)	875,000	962,303
Federal Home Loan Mortgage Corp., Series K076, Class AM, 3.90%, 4/25/28	1,940,000	2,203,946
Federal Home Loan Mortgage Corp., Series K077, Class AM, 3.85%, 5/25/28(c)	150,000	171,407
Federal Home Loan Mortgage Corp., Series K083, Class AM, 4.03%, 10/25/28(c)	350,000	404,936
Federal Home Loan Mortgage Corp., Series K086, Class AM, 3.92%, 12/25/28(c)	100,000	114,812
Federal Home Loan Mortgage Corp., Series K088, Class AM, 3.76%, 1/25/29(c)	360,000	409,677
Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
Federal Home Loan Mortgage Corp., Series K090, Class AM, 3.49%, 3/25/29(c)	$700,000	$784,488
Federal Home Loan Mortgage Corp., Series K091, Class AM, 3.57%, 3/25/29	750,000	846,520
Federal Home Loan Mortgage Corp., Series K157, Class A2, 3.99%, 5/25/33(c)	600,000	702,262
Federal Home Loan Mortgage Corp., Series KC03, Class A2, 3.50%, 1/25/26	450,000	480,688
Federal Home Loan Mortgage Corp., Series W5FX, Class AFX, 2.97%, 4/25/28(c)	1,580,000	1,687,502
Federal National Mortgage Association, Series 2014-C02, Class 1M2, 2.71%, 5/25/24 (1 month USD LIBOR + 2.60%)(c)	83,530	82,126
Federal National Mortgage Association, Series 2014-C03, Class 1M2, 3.11%, 7/25/24 (1 month USD LIBOR + 3.00%)(c)	115,044	113,418
Federal National Mortgage Association, Series 2015-C04, Class 1M2, CMO, (1 month USD LIBOR + 5.700%), 5.81%, 4/25/28(c)	18,308	19,420
Federal National Mortgage Association, Series 2015-C04, Class 2M2, CMO, (1 month USD LIBOR + 5.550%), 5.66%, 4/25/28(c)	10,794	11,386
Federal National Mortgage Association, Series 2016-C01, Class 1M2, CMO, (1 month USD LIBOR + 6.750%), 6.86%, 8/25/28(c)	59,356	62,777
Federal National Mortgage Association, Series 2016-C01, Class 2M2, CMO, (1 month USD LIBOR + 6.950%), 7.06%, 8/25/28(c)	26,993	28,779

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2021   47

Schedule of Investments (unaudited)
March 31, 2021
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
Federal National Mortgage Association, Series 2016-C02, Class 1M2, CMO, (1 month USD LIBOR + 6.000%), 6.11%, 9/25/28(c)	$117,269	$123,529
Federal National Mortgage Association, Series 2016-C03, Class 2M2, CMO, (1 month USD LIBOR + 5.900%), 6.01%, 10/25/28(c)	36,311	38,401
Federal National Mortgage Association, Series 2017-C02, Class 2ED4, 0.96%, 9/25/29 (1 month USD LIBOR + 0.85%)(c)	89,980	87,852
Federal National Mortgage Association, Series 2017-C05, Class 1M2A, 2.31%, 1/25/30 (1 month USD LIBOR + 2.20%)(c)	5,400	5,404
Federal National Mortgage Association, Series 2018-C02, Class 2M2, CMO, (1 month USD LIBOR + 2.200%), 2.31%, 8/25/30(c)	12,955	12,938
Federal National Mortgage Association, Series 2018-C03, Class 1EA2, 0.96%, 10/25/30 (1 month USD LIBOR + 0.85%)(c)	41,425	41,153
Federal National Mortgage Association, Series 2018-C04, Class 2M2, CMO, (1 month USD LIBOR + 2.550%), 2.66%, 12/25/30(c)	7,275	7,289
Federal National Mortgage Association, Series 2018-M10, Class A1, 3.37%, 7/25/28(c)	129,994	141,718
Federal National Mortgage Association, Series 2018-M14, Class A2, 3.58%, 8/25/28(c)	550,000	622,630
Federal National Mortgage Association, Series 2018-M8, Class A2, 3.33%, 6/25/28(c)	500,000	556,474
Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
Federal National Mortgage Association, Series 2019-78, Class ZB, CMO, REMIC, 3.00%, 1/25/50	$359,205	$374,673
Federal National Mortgage Association, Series 2019-M21, Class 3A1, 2.10%, 6/25/34	966,192	982,400
Federal National Mortgage Association, Series 2019-M22, Class A1, 2.10%, 8/25/29	941,571	980,206
Federal National Mortgage Association, Series 2019-M25, Class AV1, 2.05%, 12/25/26	478,508	487,846
Federal National Mortgage Association, Series 2020-56, Class LI, CMO, IO, REMIC, 2.00%, 8/25/50(g)	475,170	58,829
Federal National Mortgage Association, Series 2021-M1G, Class A2, 1.56%, 11/25/30	1,000,000	969,729
Government National Mortgage Association, Series 2013-99, Class AX, 3.00%, 7/20/43	249,596	265,464
Government National Mortgage Association, Series 2015-143, Class WA, 4.00%, 10/20/45	288,170	314,961
Government National Mortgage Association, Series 2017-101, Class AB, 2.50%, 7/20/47	360,907	378,160
Government National Mortgage Association, Series 2018-76, Class IO, 4.00%, 6/20/46(g)	78,286	10,292
Government National Mortgage Association, Series 2019-M25, Class AB, 3.50%, 1/20/49	275,914	300,512
GS Mortgage Securities Corp., Series 2021-RENT, Class A, (1 month USD LIBOR + 0.700%), 0.81%, 11/21/23(a)(c)	300,000	300,000
GS Mortgage Securities Corp. II, Series 2018-GS10, Class A3, 4.26%, 7/10/51(c)	800,000	871,476

See Notes to Financial Statements.
48   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2021

Schedule of Investments (unaudited)
March 31, 2021
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
GS Mortgage Securities Trust, Series 2015-GC34, Class A3, 3.24%, 10/10/48	$1,080,543	$1,135,179
GS Mortgage Securities Trust, Series 2016-GS4, Class C, 3.81%, 11/10/49(c)	500,000	471,320
GS Mortgage Securities Trust, Series 2019-GC39, Class A3, 3.31%, 5/10/52	1,000,000	1,075,734
GS Mortgage Securities Trust, Series 2019-GC42, Class A3, 2.75%, 9/1/52	1,100,000	1,132,809
GS Mortgage Securities Trust, Series 2020-GC47, Class A4, 2.13%, 5/12/53	1,400,000	1,379,809
GS Mortgage Securities Trust, Series 2020-GSA2, Class A4, 1.72%, 12/12/53	1,100,000	1,037,388
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ2, Class A4, CMO, 3.50%, 7/25/50(a)(c)	49,287	49,759
HarborView Mortgage Loan Trust, Series 2005-11, Class 2A1A, 0.73%, 8/19/45 (1 month USD LIBOR + 0.62%)(c)	46,638	46,683
Hudsons Bay Simon JV Trust, Series 2015-HB10, Class C10, 5.45%, 8/5/34(c)	900,000	727,968
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A3, 3.39%, 12/15/49	1,071,000	1,159,173
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-BKWD, Class A, 1.11%, 9/15/29 (1 month USD LIBOR + 1.00%)(a)(c)	400,000	400,489
JP Morgan Mortgage Trust, Series 2017-2, Class A13, 3.50%, 5/25/47(a)(c)	16,015	16,251
JP Morgan Mortgage Trust, Series 2018-5, Class A13, 3.50%, 10/25/48(a)(c)	33,129	33,623
JP Morgan Mortgage Trust, Series 2018-7FRB, Class A2, 0.86%, 4/25/46 (1 month USD LIBOR + 0.75%)(c)	40,511	40,524
JP Morgan Mortgage Trust, Series 2018-8, Class A13, 4.00%, 1/25/49(a)(c)	7,643	7,815
Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
JP Morgan Mortgage Trust, Series 2018-9, Class A13, 4.00%, 2/25/49(c)	$5,886	$5,987
JP Morgan Mortgage Trust, Series 2019-1, Class A15, 4.00%, 5/25/49(a)(c)	18,660	18,963
JP Morgan Mortgage Trust, Series 2019-INV1, Class A11, CMO, 1.06%, 10/25/49(a)(c)	56,365	56,765
JP Morgan Mortgage Trust, Series 2020-1, Class B2, 3.89%, 6/25/50(a)(c)	34,180	35,743
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class D, 3.91%, 11/15/47(c)	470,000	295,587
JPMBB Commercial Mortgage Securities Trust, Series 2014-C25, Class A4A1, 3.41%, 11/15/47	287,046	304,403
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A4, 3.55%, 7/15/48	114,286	122,296
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class A3, 3.50%, 12/15/48	1,069,194	1,152,804
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A3, 3.05%, 10/15/50	1,000,000	1,052,272
Manhattan West 2020-1MW Mortgage Trust, Series 2020-1MW, Class C, 2.34%, 9/10/39(a)(c)	500,000	496,487
MBRT, Series 2019-MBR, Class A, 0.96%, 11/15/36 (1 month USD LIBOR + 0.85%)(c)	420,000	419,867
Mello Warehouse Securitization Trust, Series 2021-1, Class A, CMO, (1 month USD LIBOR + 0.700%), 0.81%, 2/25/55(a)(c)	500,000	499,960
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class C, 4.90%, 11/15/46(c)	375,000	379,080

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2021   49

Schedule of Investments (unaudited)
March 31, 2021
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A3, 3.45%, 7/15/50	$166,820	$178,785
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class A3, 3.06%, 5/15/49	257,286	271,580
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class D, 3.00%, 5/15/49(a)	400,000	336,169
Morgan Stanley Capital I Trust, Series 2018-H3, Class A3, 3.92%, 7/15/51	600,000	652,402
Morgan Stanley Capital I Trust, Series 2019-BPR, Class A, 1.51%, 5/15/36 (1 month USD LIBOR + 1.40%)(a)(c)	1,000,000	971,360
Morgan Stanley Capital I Trust, Series 2019-H6, Class A3, 3.16%, 6/15/52	1,000,000	1,054,112
Mortgage Repurchase Agreement Financing Trust, Series 2020-3, Class A1, CMO, (1 month USD LIBOR + 1.250%), 1.36%, 1/23/23(a)(c)	100,000	100,018
Mortgage Repurchase Agreement Financing Trust, Series 2020-4, Class A1, CMO, (1 month USD LIBOR + 1.350%), 1.46%, 4/23/23(a)(c)	100,000	99,992
Mortgage Repurchase Agreement Financing Trust, Series 2020-4, Class A2, CMO, (1 month USD LIBOR + 1.350%), 1.46%, 4/23/23(a)(c)	185,000	184,986
Mortgage Repurchase Agreement Financing Trust, Series 2021-1, Class A2, CMO, (1 month USD LIBOR + 0.500%), 0.00%, 3/10/22(a)(c)	700,000	700,000
MRA Issuance Trust, Series 2020-15, Class A, CMO, (1 month USD LIBOR + 1.500%), 1.62%, 7/15/21(a)(c)	1,700,000	1,700,094
MSCG Trust, Series 2015-ALDR, Class A1, 2.61%, 6/7/35(a)	99,034	97,589
Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, Class D, (1 month USD LIBOR + 2.750%), 2.86%, 7/15/36(a)(c)	$1,000,000	$999,998
Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, Class F, 4.36%, 7/15/36 (1 month USD LIBOR + 4.25%)(a)(c)	750,000	738,267
New Residential Mortgage Loan Trust, Series 2015-1A, Class A3, CMO, 3.75%, 5/28/52(a)(c)	75,860	80,099
New Residential Mortgage Loan Trust, Series 2018-4A, Class A1S, 0.86%, 1/25/48 (1 month USD LIBOR + 0.75%)(a)(c)	87,438	87,709
Oaktown Re IV Ltd., Series 2020-1A, Class M1B, CMO, (1 month USD LIBOR + 4.750%), 4.86%, 7/25/30(a)(c)	102,941	103,755
OBX Trust, Series 2018-1, Class A2, CMO, (1 month USD LIBOR + 0.650%), 0.76%, 6/25/57(a)(c)	28,326	28,382
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 9/15/54(a)	350,000	353,289
PMT Credit Risk Transfer Trust, Series 2020-2R, Class A, CMO, (1 month USD LIBOR + 3.815%), 3.92%, 12/25/22(c)	258,393	262,185
PMT Credit Risk Transfer Trust, Series 2021-1R, Class A, CMO, (1 month USD LIBOR + 2.900%), 3.02%, 2/27/24(c)	1,098,364	1,098,024
Provident Funding Mortgage Warehouse Securitization Trust, Series 2021-1, Class A, CMO, (1 month USD LIBOR + 0.700%), 1.00%, 2/25/55(a)(c)	660,000	660,000
RESIMAC Premier, Series 2020-1A, Class A1A, CMO, (1 month USD LIBOR + 1.050%), 1.15%, 2/7/52 Zero Coupon, (a)(c)	293,878	294,676

See Notes to Financial Statements.
50   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2021

Schedule of Investments (unaudited)
March 31, 2021
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50%, 8/25/58	$396,712	$427,273
Sequoia Mortgage Trust, Series 2015-2, Class A1, 3.50%, 5/25/45(a)(c)	20,926	21,293
Sequoia Mortgage Trust, Series 2017-6, Class A19, CMO, 3.50%, 9/25/47(a)(c)	27,359	27,808
Sequoia Mortgage Trust, Series 2019-2, Class A1, 4.00%, 6/25/49(a)(c)	49,315	50,221
Sequoia Mortgage Trust, Series 2019-5, Class A1, 3.50%, 12/25/49(a)(c)	53,218	53,730
Sequoia Mortgage Trust, Series 2020-3, Class A19, CMO, 3.00%, 4/25/50(a)(c)	103,874	106,232
Shellpoint Co-Originator Trust, Series 2016-1, Class 1A10, 3.50%, 11/25/46(a)(c)	88,834	89,302
STACR Trust, Series 2018-DNA3, Class M1, 0.86%, 9/25/48 (1 month USD LIBOR + 0.75%)(a)(c)	378	378
Station Place Securitization Trust, Series 2021-4, Class A, CMO, (1 month USD LIBOR + 0.900%), 1.01%, 4/11/22(a)(c)	700,000	700,000
Station Place Securitization Trust, Series 2021-WL1, Class A, CMO, (1 month USD LIBOR + 0.650%), 0.76%, 1/26/54(a)(c)	520,000	519,967
UBS Commercial Mortgage Trust, Series 2017-C4, Class A3, 3.30%, 10/15/50	600,000	637,167
UBS Commercial Mortgage Trust, Series 2017-C4, Class A4, 3.56%, 10/15/50	148,558	161,604
UBS Commercial Mortgage Trust, Series 2017-C7, Class A3, 3.42%, 12/15/50	305,000	329,654
UBS Commercial Mortgage Trust, Series 2018-C10, Class A3, 4.05%, 5/15/51	1,100,000	1,216,099
UBS Commercial Mortgage Trust, Series 2018-C10, Class A3, 4.31%, 6/15/51	500,000	550,546
Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.66%, 6/10/30(a)	$1,300,000	$1,309,972
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class D, 4.08%, 3/10/46(a)(c)	225,000	185,866
VNDO Trust, Series 2016-350P, Class A, 3.81%, 1/10/35(a)	600,000	636,145
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class AS, 3.54%, 10/15/45	140,000	145,007
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A3, 3.32%, 10/15/50	450,000	474,849
Wells Fargo Commercial Mortgage Trust, Series 2019-C50, Class A4, 3.47%, 5/15/52	950,000	1,016,199
Wells Fargo Commercial Mortgage Trust, Series 2020-SDAL, Class C, 1.85%, 2/15/37 (1 month USD LIBOR +1.740%)(a)(c)	1,295,000	1,272,466
Wells Fargo Commercial Mortgage Trust, Series 2021-SAVE, Class A, (1 month USD LIBOR + 1.150%), 1.26%, 2/15/40(a)(c)	2,200,000	2,205,436
Wells Fargo Mortgage Backed Securities Trust, Series 2019-2, Class A17, 4.00%, 4/25/49(a)(c)	13,420	13,588
WFRBS Commercial Mortgage Trust, Series 2013-C13, Class D, 4.14%, 5/15/45(a)(c)	225,000	219,986
WFRBS Commercial Mortgage Trust, Series 2013-C18, Class C, 4.86%, 12/15/46(c)	350,000	356,518
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $87,768,342)		89,690,287
FOREIGN CORPORATE BONDS – 6.0%
BASIC MATERIALS – 0.6%
Anglo American Capital PLC, 2.63%, 9/10/30(a)	200,000	195,730
Braskem Netherlands Finance B.V., 4.50%, 1/31/30(a)	207,000	207,967

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2021   51

Schedule of Investments (unaudited)
March 31, 2021
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS – (continued)
BASIC MATERIALS – (continued)
Celulosa Arauco y Constitucion S.A., 5.15%, 1/29/50(a)	$700,000	$780,671
Kinross Gold Corp., 4.50%, 7/15/27	595,000	670,167
LG Chem Ltd., 3.25%, 10/15/24(a)	660,000	714,501
NOVA Chemicals Corp., 4.88%, 6/1/24(a)	200,000	209,000
Suzano Austria GmbH, 3.75%, 1/15/31	147,000	151,229
Teck Resources Ltd., 3.90%, 7/15/30	1,000,000	1,045,088
Teck Resources Ltd., 6.25%, 7/15/41	302,000	371,699
Total Basic Materials		4,346,052
COMMUNICATIONS – 0.1%
NTT Finance Corp., 1.16%, 4/3/26(a)	203,000	200,320
Vodafone Group PLC, 4.88%, 6/19/49	59,000	70,103
Vodafone Group PLC, 5.25%, 5/30/48	92,000	114,856
Total Communications		385,279
CONSUMER, CYCLICAL – 0.1%
Hyundai Capital Services, Inc., 1.25%, 2/8/26(a)	1,050,000	1,023,988
CONSUMER, NON-CYCLICAL – 0.1%
Coca-Cola Femsa S.A.B. de C.V., 1.85%, 9/1/32	153,000	139,954
IHS Markit Ltd., 4.13%, 8/1/23	210,000	225,038
STERIS Irish FinCo Unlimited Co., 3.75%, 3/15/51	142,000	143,043
Total Consumer, Non-cyclical		508,035
ENERGY – 1.0%
Aker BP ASA, 2.88%, 1/15/26(a)	1,000,000	1,032,730
Aker BP ASA, 4.75%, 6/15/24(a)	1,000,000	1,025,566
Azure Power Solar Energy Pvt Ltd., 5.65%, 12/24/24(a)	475,000	502,930
BP Capital Markets PLC, (5 year CMT + 4.398%), 4.88%, 3/22/30(c)(e)	160,000	171,400
Canadian Natural Resources Ltd., 2.95%, 7/15/30	105,000	104,728
Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS – (continued)
ENERGY – (continued)
CNOOC Finance 2013 Ltd., 2.88%, 9/30/29	$300,000	$300,840
Continuum Energy Levanter Pte Ltd., 4.50%, 2/9/27(a)	975,000	996,937
Equinor ASA, 3.25%, 11/18/49	1,000,000	979,156
Petroleos Mexicanos, 6.35%, 2/12/48	54,000	44,483
Petroleos Mexicanos, 6.49%, 1/23/27	262,000	273,764
Sinopec Group Overseas Development 2018 Ltd., 3.68%, 8/8/49(a)	200,000	202,408
Suncor Energy, Inc., 5.95%, 5/15/35	67,000	83,747
Total Capital International S.A., 3.13%, 5/29/50	375,000	353,034
Total Capital International S.A., 3.46%, 7/12/49	55,000	55,153
UEP Penonome II S.A., 6.50%, 10/1/38(a)	1,020,000	1,027,660
Total Energy		7,154,536
FINANCIAL – 3.1%
Athene Holding Ltd., 3.50%, 1/15/31	75,000	77,069
Banco Santander S.A., 2.71%, 6/27/24	200,000	211,031
Bank of Montreal, 2.05%, 11/1/22	326,000	334,814
Banque Federative du Credit Mutuel S.A., 3.75%, 7/20/23(a)	490,000	524,898
Barclays PLC, (5 year CMT + 2.900%), 3.56%, 9/23/35(c)	200,000	200,288
BNP Paribas S.A., 1.32%, 1/13/27 (SOFR + 1.004%)(a)(c)	423,000	413,691
BNP Paribas S.A., 2.22%, 6/9/26 (SOFR + 2.074%)(a)(c)	350,000	358,896
BNP Paribas S.A., (5 year CMT + 2.050%), 2.59%, 8/12/35(a)(c)	900,000	846,451
BNP Paribas S.A., (SOFR + 1.609%), 1.90%, 9/30/28(a)(c)	535,000	525,857
Bpce S.A., 1.65%, 10/6/26 (SOFR + 1.520%)(a)(c)	1,225,000	1,222,138
Canadian Imperial Bank of Commerce, 0.50%, 12/14/23	115,000	114,549

See Notes to Financial Statements.
52   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2021

Schedule of Investments (unaudited)
March 31, 2021
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS – (continued)
FINANCIAL – (continued)
Canadian Imperial Bank of Commerce, 0.95%, 10/23/25	$86,000	$84,342
Canadian Imperial Bank of Commerce, 2.25%, 1/28/25	203,000	210,515
Cooperatieve Rabobank UA, 3.75%, 7/21/26	1,000,000	1,090,606
Cooperatieve Rabobank UA, (1 year CMT + 0.730%), 1.00%, 9/24/26(a)(c)	261,000	255,794
Credit Agricole S.A., 1.25%, 1/26/27 (SOFR + 0.892%)(a)(c)	295,000	288,524
Credit Agricole S.A., 1.91%, 6/16/26 (SOFR + 1.676%)(c)	500,000	506,933
Credit Agricole S.A., 2.81%, 1/11/41(a)	250,000	226,583
Credit Suisse Group AG, 1.31%, 2/2/27 (SOFR + 0.980%)(a)(c)	950,000	919,826
Danske Bank A/S, 3.24%, 12/20/25 (3.24% fixed rate until 12/20/24; 1.59% + 3 month USD LIBOR thereafter)(a)(c)	651,000	693,152
DBS Group Holdings Ltd., 2.85%, 4/16/22(a)	203,000	208,002
Deutsche Bank AG, (SOFR + 2.159%), 2.22%, 9/18/24(c)	150,000	153,970
Deutsche Bank AG, Series D, 5.00%, 2/14/22	450,000	465,842
Enstar Group Ltd., 4.95%, 6/1/29	289,000	323,018
Fairfax Financial Holdings Ltd., 3.38%, 3/3/31(a)	53,000	52,800
HSBC Holdings PLC, (SOFR + 1.290%), 1.59%, 5/24/27(c)	200,000	196,824
ING Groep N.V., (1 year CMT + 1.100%), 1.40%, 7/1/26(a)(c)	1,280,000	1,273,395
Intesa Sanpaolo SpA, Series XR, 4.00%, 9/23/29(a)	600,000	642,294
Kookmin Bank, 2.50%, 11/4/30(a)	950,000	920,142
Manulife Financial Corp., 4.06%, 2/24/32 (4.06% fixed rate until 2/24/27; 1.65% + USD 5 year Swap Rate thereafter)(c)	84,000	92,431
Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS – (continued)
FINANCIAL – (continued)
Mizuho Financial Group, Inc., 2.56%, 9/13/25 (2.56% fixed rate until 9/13/24; 1.10% + 3 month USD LIBOR thereafter)(c)	$764,000	$799,100
National Bank of Canada, (1 year CMT + 0.400%), 0.55%, 11/15/24(c)	250,000	249,365
Natwest Group PLC, 5.08%, 1/27/30 (5.77% fixed rate until 7/24/37; 1.905% + 3 month USD LIBOR thereafter)(c)	210,000	243,061
NatWest Markets PLC, 2.38%, 5/21/23(a)	452,000	468,715
NatWest Markets PLC, 3.63%, 9/29/22(a)	450,000	470,591
Nederlandse Waterschapsbank N.V., Senior Note, 2.38%, 3/24/26(a)	500,000	531,828
Owl Rock Technology Finance Corp., 6.75%, 6/30/25(a)	670,000	756,007
Societe Generale S.A., 3.88%, 3/28/24(a)	350,000	377,492
Standard Chartered PLC, (1 year CMT + 0.880%), 1.21%, 3/23/25(a)(c)	500,000	500,993
Standard Chartered PLC, (5 year CMT + 2.300%), 3.27%, 2/18/36(a)(c)	200,000	194,333
State Bank of India, 4.38%, 1/24/24(a)	205,000	221,703
Sumitomo Mitsui Trust Bank Ltd., 0.85%, 3/25/24(a)	313,000	312,610
Swiss Re Finance Luxembourg S.A., 5.00%, 4/2/49 (5 year CMT + 3.582%)(a)(c)	1,000,000	1,132,500
UniCredit SpA, 5.86%, 6/19/32 (5.86% fixed rate until 6/19/27; 3.70% + USD 5 year Mid-Market Swap Rate thereafter)(a)(c)	400,000	442,814
UniCredit SpA, (1 year CMT + 2.300%), 2.57%, 9/22/26(a)(c)	1,000,000	1,003,996
Washington Aircraft 2 Co. DAC, (3 month USD LIBOR + 0.430%), 0.63%, 6/26/24(c)	730,673	731,742

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2021   53

Schedule of Investments (unaudited)
March 31, 2021
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS – (continued)
FINANCIAL – (continued)
WLB Asset II B Pte Ltd., 3.95%, 12/10/24(a)	$1,000,000	$989,044
WLB Asset II Pte Ltd., 4.00%, 1/14/24(a)	250,000	256,346
Total Financial		23,116,915
INDUSTRIAL – 0.6%
Canadian Pacific Railway Co., 2.05%, 3/5/30	1,000,000	966,080
Embraer Netherlands Finance B.V., 5.05%, 6/15/25	138,000	143,194
Embraer Overseas Ltd., 5.70%, 9/16/23(a)	135,000	141,751
Johnson Controls International PLC, 6.00%, 1/15/36	250,000	329,851
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 1.75%, 9/15/30	1,050,000	984,772
Masonite International Corp., 5.75%, 9/15/26(a)	325,000	338,000
Mexico City Airport Trust, 3.88%, 4/30/28(a)	200,000	203,000
Mexico City Airport Trust, 5.50%, 7/31/47(a)	200,000	198,500
Siemens Financieringsmaatschappij N.V., 0.44%, 3/11/24 (SOFR + 0.430%)(a)(c)	425,000	426,270
Siemens Financieringsmaatschappij N.V., 2.15%, 3/11/31(a)	250,000	243,839
Siemens Financieringsmaatschappij N.V., 3.25%, 5/27/25(a)	260,000	281,477
Total Industrial		4,256,734
TECHNOLOGY – 0.1%
SK Hynix, Inc., 2.38%, 1/19/31(a)	1,075,000	1,016,516
TSMC Global Ltd., 0.75%, 9/28/25(a)	200,000	195,261
Total Technology		1,211,777
UTILITIES – 0.3%
AES Gener S.A., (5 year CMT + 4.917%), 6.35%, 10/7/79(a)(c)	1,000,000	1,071,250
Consorcio Transmantaro S.A., 4.70%, 4/16/34(a)	430,000	485,367
Electricite de France S.A., 5.00%, 9/21/48(a)	250,000	303,141
Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS – (continued)
UTILITIES – (continued)
Enel Finance International N.V., 3.50%, 4/6/28(a)	$170,000	$181,817
Enel Finance International N.V., 3.63%, 5/25/27(a)	80,000	86,538
Enel Finance International N.V., 4.63%, 9/14/25(a)	200,000	226,474
Engie Energia Chile S.A., 3.40%, 1/28/30(a)	209,000	216,106
Total Utilities		2,570,693
TOTAL FOREIGN CORPORATE BONDS (Cost: $43,939,942)		44,574,009
U.S. GOVERNMENT OBLIGATIONS – 5.5%
U.S. Treasury Bonds, 1.63%, 11/15/50	5,875,000	4,895,528
U.S. Treasury Bonds, 1.38%, 8/15/50	264,000	206,003
U.S. Treasury Bonds, 1.88%, 2/15/41	350,000	325,883
U.S. Treasury Bonds, 2.88%, 5/15/43	3,525,000	3,856,157
U.S. Treasury Bonds, 3.00%, 11/15/44	3,130,000	3,489,461
U.S. Treasury Bonds, 3.00%, 5/15/45	700,000	780,281
U.S. Treasury Coupon STRIP, Zero Coupon, 2/15/36	365,000	260,717
U.S. Treasury Coupon STRIP, Zero Coupon, 5/15/36	350,000	248,131
U.S. Treasury Coupon STRIP, Zero Coupon, 5/15/37	1,330,000	913,004
U.S. Treasury Coupon STRIP, Zero Coupon,11/15/40	1,385,000	855,947
U.S. Treasury Coupon STRIP, Zero Coupon, 5/15/41	2,740,000	1,670,549
U.S. Treasury Coupon STRIP, Zero Coupon, 2/15/43	650,000	376,873
U.S. Treasury Coupon STRIP, Zero Coupon, 8/15/43	565,000	322,626
U.S. Treasury Coupon STRIP, Zero Coupon,11/15/43	485,000	275,294
U.S. Treasury Coupon STRIP, Zero Coupon, 2/15/44	1,670,000	941,123
U.S. Treasury Coupon STRIP, Zero Coupon,11/15/44,	490,000	270,153
U.S. Treasury Coupon STRIP, Zero Coupon, 11/15/45	560,000	300,436
U.S. Treasury Coupon STRIP, Zero Coupon, 2/15/46	405,000	215,817

See Notes to Financial Statements.
54   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2021

Schedule of Investments (unaudited)
March 31, 2021
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – (continued)
U.S. Treasury Notes, 1.13%, 2/15/31	$1,995,000	$1,884,963
U.S. Treasury Notes, 0.13%, 9/15/23	400,000	398,906
U.S. Treasury Notes, 0.25%, 3/15/24	50,000	49,867
U.S. Treasury Notes, 0.50%, 10/31/27	2,755,000	2,609,394
U.S. Treasury Notes, 0.63%, 11/30/27	250,000	238,399
U.S. Treasury Notes, 0.75%, 3/31/26	8,972,000	8,894,196
U.S. Treasury Notes, 0.88%, 11/15/30	728,000	673,286
U.S. Treasury Notes, 1.13%, 2/29/28	1,450,000	1,424,625
U.S. Treasury Notes, 2.88%, 5/31/25	3,860,000	4,205,440
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $42,206,724)		40,583,059
MUNICIPAL BONDS – 2.0%
CALIFORNIA – 0.9%
Bay Area Toll Authority, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series F2, 6.26%, 4/1/49	150,000	231,754
Bay Area Toll Authority, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series F1, 2.57%, 4/1/31	215,000	222,131
Chula Vista Municipal Financing Authority, Revenue Bonds, 4.28%, 12/1/48	1,000,000	1,036,960
City of Los Angeles CA, General Obligation, 3.50%, 9/1/37	315,000	332,426
City of San Francisco CA Public Utilities Commission Water Revenue, 3.30%, 11/1/39	1,230,000	1,300,401
Los Angeles Community College District, 2.11%, 8/1/32	770,000	756,658
State of California, General Obligation, 0.90%, 4/1/47 (1 month USD LIBOR + 0.00%)(c)	1,000,000	1,000,902
State of California, General Obligation, 4.60%, 4/1/38	500,000	577,467
Investments	Principal Amount	Value
MUNICIPAL BONDS – (continued)
CALIFORNIA – (continued)
State of California, General Obligation, Build America Bonds, 7.35%, 11/1/39	$275,000	$422,199
Upper Santa Clara Valley Joint Powers Authority, Revenue Bonds, Water Revenue, Series A, 3.88%, 8/1/48	500,000	524,754
Total California		6,405,652
CONNECTICUT – 0.1%
Connecticut Housing Finance Authority, Revenue Bonds, 0.66%, 5/15/49 ( SOFR + 0.00%)(c)	500,000	500,076
ILLINOIS – 0.1%
Chicago Housing Authority, Revenue Bonds, Series B, 4.36%, 1/1/38	500,000	560,248
State of Illinois, General Obligation, 5.00%, 10/1/22	210,000	223,299
Total Illinois		783,547
MICHIGAN – 0.4%
City of Detroit MI, General Obligation, Series B, 2.51%, 4/1/25	650,000	648,065
Great Lakes Water Authority Sewage Disposal System Revenue, 3.06%, 7/1/39	940,000	956,990
Great Lakes Water Authority Water Supply System Revenue, 3.47%, 7/1/41	1,330,000	1,410,024
Total Michigan		3,015,079
NEW JERSEY – 0.1%
New Jersey Turnpike Authority, Revenue Bonds, Build America Bonds, Series F, 7.41%, 1/1/40	300,000	471,343
NEW YORK – 0.3%
Freddie Mac Multifamily ML Certificates, Revenue Bonds, 1.88%, 7/25/37(a)	999,194	994,103
Metropolitan Transportation Authority, 5.18%, 11/15/49	670,000	829,924
New York Transportation Development Corp., 1.36%, 12/1/21	400,000	401,036
Total New York		2,225,063

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2021   55

Schedule of Investments (unaudited)
March 31, 2021
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
MUNICIPAL BONDS – (continued)
OHIO – 0.1%
Ohio Water Development Authority Water Pollution Control Loan Fund, 4.88%, 12/1/34	$1,000,000	$1,178,262
OREGON – 0.0%(h)
Oregon State Business Development Commission, Revenue Bonds, Economic Development Revenue, 6.50%, 4/1/31(a)	500,000	160,000
TEXAS – 0.0%(h)
Texas Private Activity Bond Surface Transportation Corp., 3.92%, 12/31/49	80,000	84,345
TOTAL MUNICIPAL BONDS (Cost: $14,503,546)		14,823,367
SUPRANATIONAL BONDS – 0.9%
African Development Bank, 0.75%, 4/3/23	1,222,000	1,233,868
Asian Development Bank, 3.13%, 9/26/28	500,000	554,052
European Bank for Reconstruction & Development, 1.50%, 2/13/25	230,000	237,021
European Investment Bank, 0.63%, 10/21/27	700,000	666,847
European Investment Bank, 2.38%, 5/24/27	500,000	533,785
European Investment Bank, 2.50%, 10/15/24	1,000,000	1,067,647
International Bank for Reconstruction & Development, 0.75%, 11/24/27	257,000	246,017
International Bank for Reconstruction & Development, Senior Note, 3.13%, 11/20/25	641,000	704,427
International Finance Corp., 0.50%, 3/20/23	269,000	269,884
North American Development Bank, 2.40%, 10/26/22	1,000,000	1,027,365
TOTAL SUPRANATIONAL BONDS (Cost: $6,391,201)		6,540,913

Investments	Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS – 0.9%
BERMUDA – 0.0%(h)
Bermuda Government International Bond, Series 144A, 2.38%, 8/20/30(a)	$200,000	$195,500
CHILE – 0.1%
Chile Government International Bond, 3.50%, 1/25/50	1,000,000	1,016,950
COLOMBIA – 0.0%(h)
Colombia Government International Bond, 5.00%, 6/15/45	200,000	213,082
GUATEMALA – 0.1%
Guatemala Government Bond, 5.38%, 4/24/32(a)	350,000	396,375
INDONESIA – 0.2%
Indonesia Government International Bond, 2.95%, 1/11/23	200,000	207,052
Indonesia Government International Bond, 4.13%, 1/15/25(a)	400,000	438,102
Indonesia Government International Bond, Senior Note, 4.45%, 2/11/24	200,000	218,179
Perusahaan Penerbit SBSN Indonesia III, 3.75%, 3/1/23(a)	300,000	315,924
Perusahaan Penerbit SBSN Indonesia III, 3.90%, 8/20/24(a)	250,000	270,887
Total Indonesia		1,450,144
IRAQ – 0.1%
Iraq Government AID Bond, 2.15%, 1/18/22	500,000	507,310
ITALY – 0.2%
Republic of Italy Government International Bond, 4.00%, 10/17/49	1,000,000	1,022,906
MEXICO – 0.1%
Mexico Government International Bond, 4.50%, 4/22/29	207,000	229,509
Mexico Government International Bond, 4.75%, 3/8/44	106,000	111,727
Total Mexico		341,236

See Notes to Financial Statements.
56   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2021

Schedule of Investments (unaudited)
March 31, 2021
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS – (continued)
PANAMA – 0.0%(h)
Panama Government International Bond, Senior Bond, 6.70%, 1/26/36	$100,000	$134,501
QATAR – 0.0%(h)
Qatar Government International Bond, 4.50%, 4/23/28(a)	200,000	233,032
ROMANIA – 0.0%(h)
Romanian Government International Bond, 5.13%, 6/15/48(a)	50,000	56,463
SAUDI ARABIA – 0.1%
Saudi Government International Bond, 4.00%, 4/17/25(a)	300,000	330,048
UNITED ARAB EMIRATES – 0.0%(h)
Abu Dhabi Government International Bond, 3.13%, 10/11/27(a)	250,000	271,265
URUGUAY – 0.0%(h)
Uruguay Government International Bond, 4.98%, 4/20/55	150,000	183,799
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $6,039,415)		6,352,611
FOREIGN GOVERNMENT AGENCIES – 0.4%
CANADA – 0.2%
Province of Quebec Canada, 2.75%, 4/12/27	1,000,000	1,078,872
EGYPT – 0.0%(h)
Arab Republic of Egypt, 5.25%, 10/6/25(a)	300,000	309,948
NORWAY – 0.1%
Kommunalbanken A/S, 2.13%, 2/11/25(a)	500,000	526,720
SOUTH KOREA – 0.1%
Industrial Bank of Korea, 1.04%, 6/22/25(a)	367,000	363,458
Korea Development Bank (The), 0.50%, 10/27/23	200,000	199,994
Korea Hydro & Nuclear Power Co., Ltd., 3.75%, 7/25/23(a)	200,000	214,396
Total South Korea		777,848

Investments	Principal Amount	Value
FOREIGN GOVERNMENT AGENCIES – (continued)
SOUTH KOREA – (continued)
TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $2,517,630)		$2,693,388
BANK LOANS – 0.1%
UTILITIES – 0.1%
Exgen Renewables IV LLC 2020 Term Loan, 0.00%, 12/15/27 (Cost: $992,638)	$997,500	997,919

Investments	Shares	Value
EXCHANGE-TRADED FUNDS – 5.5%
iShares iBoxx High Yield Corporate Bond ETF	201,398	17,557,878
iShares JP Morgan USD Emerging Markets Bond ETF	212,580	23,145,710
TOTAL EXCHANGE-TRADED FUNDS (Cost: $40,426,455)		40,703,588
MUTUAL FUNDS – 2.4%
Diamond Hill High Yield Fund, Class Y (Cost: $17,444,760)	1,528,853	17,505,367
COMMON STOCKS – 0.0%(h)
ENTERTAINMENT – 0.0%(h)
AMC Entertainment Holdings, Inc., Class A (Cost: $0)	200	2,042
SHORT-TERM INVESTMENTS – 7.5%
State Street Institutional Treasury Money Market Fund – Investor Class Shares, 0.07%(i) (Cost: $55,141,772)	55,141,772	55,141,772
TOTAL INVESTMENTS – 105.8% (Cost: $772,122,555)		782,036,299
OTHER ASSETS AND LIABILITIES, NET – (5.8)%		(42,759,913)
NET ASSETS – 100.0%		$739,276,386

(a)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At March 31, 2021, the value of these securities was $214,437,690, representing 29.0% of net assets.

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2021   57

Schedule of Investments (unaudited)
March 31, 2021
PFM Multi-Manager Fixed-Income Fund (continued)

(b)
Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption registration. The security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At March 31, 2021, the value of these securities was $1,346,706, representing 0.2% of net assets.

(c)
Adjustable or floating rate security. Rate shown reflects rate in effect at period end. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)
Security is currently in default.

(e)
Perpetual floating rate security. Date shown reflects the next reset date.

(f)
To-be-announced (“TBA”) security.

(g)
Interest only security.

(h)
Amount is less than 0.05%.

(i)
The rate shown is the annualized seven-day yield at March 31, 2021.

ABS
Asset Backed Securities

CLO
Collateralized Loan Obligations

CMO
Collateralized Mortgage Obligation

CMT
Constant Maturity Treasury Indexes

ETF
Exchange Traded Fund

LIBOR
London Interbank Offered Rate

REIT
Real Estate Investment Trust

SOFR
Secured Overnight Funding Rate

See Notes to Financial Statements.
58   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2021

Schedule of Investments (unaudited)
March 31, 2021
PFM Multi-Manager Fixed-Income Fund (concluded)

Futures contracts open at March 31, 2021:
Description	Type	Contracts	Expiration Date	Notional Amount	Value / Net Unrealized Appreciation (Depreciation)
CONTRACTS PURCHASED – 3.8%
U.S. Treasury Long-Term Bonds	Long	2,600,000	06/21/2021	$4,019,437	$(42,217)
U.S. Treasury Ultra Bonds	Long	4,100,000	06/21/2021	7,429,969	(285,418)
U.S. Treasury 5-Year Notes	Long	5,700,000	06/30/2021	7,033,711	(29,185)
U.S. Treasury 10-Year Notes	Long	7,000,000	06/21/2021	9,165,625	(55,406)
Total				$27,648,742	$(412,226)
CONTRACTS SOLD – (2.2)%
U.S. Treasury 2-Year Notes	Short	(6,800,000)	06/30/2021	$(7,504,703)	$687
U.S. Treasury 10-Year Ultra Notes	Short	(5,900,000)	06/21/2021	(8,477,562)	306,504
Total				$(15,982,265)	$307,191
The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2021 (see Note 2 to the Financial Statements):
	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds*	$—	$212,351,639	$—	$212,351,639
U.S. Government Agencies	—	138,766,430	—	138,766,430
Asset-Backed Securities	—	111,309,908	—	111,309,908
Commercial Mortgage-Backed Securities	—	89,690,287	—	89,690,287
Foreign Corporate Bonds*	—	44,574,009	—	44,574,009
Exchange-Traded Funds	40,703,588	—	—	40,703,588
U.S. Government Obligations	—	40,583,059	—	40,583,059
Mutual Funds	17,505,367	—	—	17,505,367
Municipal Bonds*	—	14,823,367	—	14,823,367
Supranational Bonds	—	6,540,913	—	6,540,913
Foreign Government Obligations*	—	6,352,611	—	6,352,611
Foreign Government Agencies*	—	2,693,388	—	2,693,388
Bank Loans*	—	997,919	—	997,919
Common Stocks
Consumer, Cyclical	2,042	—	—	2,042
Money Market Fund	55,141,772	—	—	55,141,772
Total Investments in Securities	$113,352,769	$668,683,530	$—	$782,036,299
Other Financial Instruments
Futures Contracts(a)	$307,191	$—	$—	$307,191
Liabilities:
Other Financial Instruments
Futures Contracts(a)	$(412,226)	$—	$—	$(412,226)

(a)
Futures Contracts are valued at unrealized appreciation (depreciation). Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

*
See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2021   59

Statements of Assets and Liabilities (unaudited)
March 31, 2021

	PFM Multi- Manager Domestic Equity Fund	PFM Multi- Manager International Equity Fund	PFM Multi- Manager Fixed-Income Fund
Assets:
Investments in Securities, at Value (Cost $587,469,177, $432,427,535 and $772,122,555, respectively)	$735,002,566	$529,292,967	$782,036,299
Foreign Currency, at Value (Cost $–, $692,079 and $–, respectively)	—	704,503	—
Cash	727	17,917	1,536,156
Receivables:
Investment Securities Sold	1,396,330	262,652	48,010,810
Dividends	150,105	795,090	475
Interest	—	—	3,291,025
Foreign Tax Reclaims	751	400,201	2,033
Prepaid Expenses	28,863	16,107	25,791
Total Assets	736,579,342	531,489,437	834,902,589
Liabilities:
Payables:(1)
Investment Securities Purchased	978,960	387,255	95,091,206
Advisory Fees Payable	183,095	227,632	277,524
Other Accrued Expenses	130,411	214,585	195,988
Net Variation Margin on Futures Contracts	—	—	61,485
Total Liabilities	1,292,466	829,472	95,626,203
Net Assets	$735,286,876	$530,659,965	$739,276,386
Net Assets Consists of:
Paid-In Capital	$532,282,541	$441,618,240	$730,076,687
Total Distributable Earnings	203,004,335	89,041,725	9,199,699
Net Assets	$735,286,876	$530,659,965	$739,276,386
Capital shares outstanding, no par value, unlimited shares authorized (all shares outstanding are of each Fund’s Institutional Class)	56,781,377	45,753,047	71,995,043
Net asset value, offering price and redemption price per share	$12.95	$11.60	$10.27

(1)
There were no fees payable to the Trust's Independent Trustees at March 31, 2021.

See Notes to Financial Statements.
60   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2021

Statements of Operations (unaudited)
For the Six Months Ended March 31, 2021

	PFM Multi- Manager Domestic Equity Fund	PFM Multi- Manager International Equity Fund	PFM Multi- Manager Fixed-Income Fund
Investment Income:
Dividends (net of foreign withholding taxes of $12,032, $247,808 and $1,531, respectively)	$5,260,568	$4,526,081	$2,131,072
Interest	—	—	7,829,604
Total Investment Income	5,260,568	4,526,081	9,960,676
Expenses:
Advisory Fees (Note 4)	1,047,762	1,226,706	1,490,558
Administration Fees	43,519	30,680	48,350
Accounting Fees	45,922	62,406	146,850
Audit and Tax Fees	27,326	43,486	45,848
Custodian Fees	25,091	139,482	56,377
Insurance Premiums	23,402	12,531	22,970
Legal Fees	79,843	43,273	83,662
Registration Fees	12,079	9,534	10,984
Transfer Agent Fees	21,066	20,403	25,019
Trustees Fees	36,813	19,366	31,423
Other Expenses	4,599	5,129	5,800
Total Expenses	1,367,422	1,612,996	1,967,841
Expenses Recouped	10,063	10,121	82,755
Net Expenses	1,377,485	1,623,117	2,050,596
Net Investment Income	3,883,083	2,902,964	7,910,080
Net Realized and Unrealized Gain (Loss) on investments:
Net Realized Gain (Loss) From:
Investments	61,367,546	21,142,838	1,275,502
Futures Contracts	—	—	(665,968)
Foreign Currency Related Transactions	—	(99,589)	—
Net Realized Gain	61,367,546	21,043,249	609,534
Net Increase (Decrease) in Unrealized Appreciation/Depreciation From:
Investments	87,105,388	63,265,184	(16,634,312)
Futures Contracts	—	—	(148,247)
Translation of Assets and Liabilities Denominated in Foreign Currencies	—	(16,529)	—
Net Increase (Decrease) in Unrealized Appreciation/Depreciation	87,105,388	63,248,655	(16,782,559)
Net Increase (Decrease) in Net Assets Resulting from Operations	$152,356,017	$87,194,868	$(8,262,945)
See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2021   61

Statements of Changes in Net Assets

	PFM Multi-Manager Domestic Equity Fund		PFM Multi-Manager International Equity Fund
	For the Six Months Ended March 31, 2021 (unaudited)	For the Year Ended September 30, 2020	For the Six Months Ended March 31, 2021 (unaudited)	For the Year Ended September 30, 2020
Increase in Net Assets Resulting From Operations:
Net investment income	$3,883,083	$9,290,303	$2,902,964	$3,439,034
Net Realized Gain (Loss)	61,367,546	81,231,078	21,043,249	(23,769,475)
Net Increase in Unrealized Appreciation/Depreciation	87,105,388	15,269,245	63,248,655	50,466,890
Net Increase in Net Assets Resulting from Operations	152,356,017	105,790,626	87,194,868	30,136,449
Distributions from:
Distributable Earnings	(94,960,269)	(21,779,371)	(4,833,251)	(8,764,112)
Capital Share Transactions:
Proceeds from Sale of Shares	11,724,799	201,624,395	74,601,670	119,008,892
Reinvestment of Distributions	94,960,269	21,779,371	4,833,251	8,764,112
Cost of Shares Redeemed	(151,293,398)	(315,372,784)	(19,319,005)	(158,929,672)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(44,608,330)	(91,969,018)	60,115,916	(31,156,668)
Net Increase (Decrease) in Net Assets	12,787,418	(7,957,763)	142,477,533	(9,784,331)
NET ASSETS:
Beginning of Period	$722,499,458	$730,457,221	$388,182,432	$397,966,763
End of Period	$735,286,876	$722,499,458	$530,659,965	$388,182,432
Shares Subscribed and Redeemed:
Shares Outstanding, Beginning of Period	59,485,338	66,394,828	40,027,375	42,308,199
Shares Subscribed	921,663	19,086,341	6,970,526	13,822,275
Shares Issued from Reinvestment of Distributions	7,933,189	1,869,474	429,241	873,790
Shares Redeemed	(11,558,813)	(27,865,305)	(1,674,095)	(16,976,889)
Shares Outstanding, End of Period	56,781,377	59,485,338	45,753,047	40,027,375
See Notes to Financial Statements.
62   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2021

Statements of Changes in Net Assets

	PFM Multi-Manager Fixed-Income Fund
	For the Six Months Ended March 31, 2021 (unaudited)	For the Year Ended September 30, 2020
Increase (Decrease) in Net Assets Resulting From Operations:
Net investment Income	$7,910,080	$18,283,092
Net Realized Gain	609,534	23,944,435
Net Increase (Decrease) in Unrealized Appreciation/Depreciation	(16,782,559)	313,683
Net Increase (Decrease) in Net Assets Resulting from Operations	(8,262,945)	42,541,210
Distributions from:
Distributable Earnings	(31,485,082)	(24,343,015)
Capital Share Transactions:
Proceeds from Sale of Shares	109,642,303	277,703,038
Reinvestment of Distributions	31,485,082	24,343,015
Cost of Shares Redeemed	(46,320,836)	(238,548,732)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	94,806,549	63,497,321
Net Increase in Net Assets	55,058,522	81,695,516
NET ASSETS:
Beginning of Period	$684,217,864	$602,522,348
End of Period	$739,276,386	$684,217,864
Shares Subscribed and Redeemed:
Shares Outstanding, Beginning of Period	63,306,790	57,124,202
Shares Subscribed	10,173,300	26,117,899
Shares Issued from Reinvestment of Distributions	2,974,620	2,307,531
Shares Redeemed	(4,459,667)	(22,242,842)
Shares Outstanding, End of Period	71,995,043	63,306,790
See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2021   63

Financial Highlights
PFM Multi-Manager Domestic Equity Fund

Selected data for a share of beneficial interest outstanding throughout the period is presented below:
	For the Six Months Ended March 31, 2021 (unaudited)	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018(1)
Net Asset Value, Beginning of Period	$12.15	$11.00	$10.76	$10.00
Investment Operations:
Net Investment Income(2)	0.07	0.14	0.17	0.12
Net Realized and Unrealized Gain(3)	2.59	1.32	0.17	0.64
Total from Investment Operations	2.66	1.46	0.34	0.76
Distributions From:
Net Investment Income	(0.15)	(0.16)	(0.08)	—
Capital Gains	(1.71)	(0.15)	(0.02)	—
Total Distributions to Shareholders	(1.86)	(0.31)	(0.10)	—
Net Asset Value, End of Period	$12.95	$12.15	$11.00	$10.76
Total Return(4),(5)	23.19%	13.43%	3.26%	7.60%
Ratios/Supplemental Data:
Net Assets, End of Period (000’s omitted)	$735,287	$722,499	$730,457	$594,994
Ratios to Average Net Assets of:(6)
Expenses, Net of Expense Waived/Reimbursed/Recouped(7)	0.38%	0.39%	0.38%	0.38%
Expenses, Prior to Expense Waived/Reimbursed/Recouped(7)	0.38%	0.39%	0.41%	0.55%
Net Investment Income	1.07%	1.25%	1.59%	1.54%
Portfolio Turnover Rate	28%(9)	141%(8)	24%	13%

(1)
For the period December 29, 2017 (commencement of operations) through September 30, 2018.

(2)
Based on average daily shares outstanding.

(3)
Amount shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(4)
Total return is not annualized for periods of less than one year.

(5)
Total return may reflect a waiver, or recovery of prior waiver, by the manager. Performance would be different prior to the impact of waivers or recovery of prior waivers.

(6)
Ratios are annualized for periods less than one year.

(7)
Through January 28, 2020, the Adviser agreed to waive its fee in the amount of 0.05% of the average daily net assets of the Fund and to pay or otherwise bear certain operating and other expenses of the Fund to the extent necessary to limit the total annualized expenses of the Fund to 0.38% of average daily net assets for the Institutional Class of the Fund. See Note 4 to these financial statements.

(8)
Portfolio turnover rate for the fiscal year ended September 30, 2020 increased primarily due to a change in strategy from the use of a sub-advised sleeve of investments to instead using the Vanguard Total Stock Market ETF to achieve passive index exposure.

(9)
Portfolio turnover rate is not annualized.

See Notes to Financial Statements.
64   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2021

Financial Highlights
PFM Multi-Manager International Equity Fund

Selected data for a share of beneficial interest outstanding throughout the period is presented below:
	For the Six Months Ended March 31, 2021 (unaudited)	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018(1)
Net Asset Value, Beginning of Period	$9.70	$9.41	$9.69	$10.00
Investment Operations:
Net Investment Income(2)	0.07	0.08	0.23	0.15
Net Realized and Unrealized Gain (Loss)(3)	1.93	0.41	(0.42)	(0.46)
Total from Investment Operations	2.00	0.49	(0.19)	(0.31)
Distributions from Net Investment Income	(0.10)	(0.20)	(0.09)	—
Net Asset Value, End of Period	$11.60	$9.70	$9.41	$9.69
Total Return(4),(5)	20.70%	5.09%	(1.87)%	(3.10)%
Ratios/Supplemental Data:
Net Assets, End of Period (000’s omitted)	$530,660	$388,182	$397,967	$314,739
Ratios to Average Net Assets of:(6)
Expenses, Net of Expense Waived/Reimbursed/Recouped(7)	0.66%	0.74%	0.63%	0.63%
Expenses, Prior to Expense Waived/Reimbursed/Recouped(7)	0.66%	0.76%	0.75%	1.09%
Net Investment Income	1.18%	0.87%	2.54%	2.08%
Portfolio Turnover Rate	25%(9)	157%(8)	13%	21%

(1)
For the period December 29, 2017 (commencement of operations) through September 30, 2018.

(2)
Based on average daily shares outstanding.

(3)
Amount shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(4)
Total return is not annualized for periods of less than one year.

(5)
Total return may reflect a waiver, or recovery of prior waiver, by the manager. Performance would be different prior to the impact of waivers or recovery of prior waivers.

(6)
Ratios are annualized for periods less than one year.

(7)
Through January 28, 2020, the Adviser agreed to waive its fee in the amount of 0.10% of the average daily net assets of the Fund and to pay or otherwise bear certain operating and other expenses of the Fund to the extent necessary to limit the total annualized expenses of the Fund to 0.63% of average daily net assets for the Institutional Class of the Fund. See Note 4 to these financial statements.

(8)
Portfolio turnover rate for the year ended September 30, 2020 increased primarily due to a change in strategy from the use of a sub-advised sleeve of investments to instead using the iShares Core MSCI Total International Stock ETF to achieve passive index exposure.

(9)
Portfolio turnover rate is not annualized.

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2021   65

Financial Highlights
PFM Multi-Manager Fixed-Income Fund

Selected data for a share of beneficial interest outstanding throughout the period is presented below:
	For the Six Months Ended March 31, 2021 (unaudited)	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018(1)
Net Asset Value, Beginning of Period	$10.81	$10.55	$10.02	$10.00
Investment Operations:
Net Investment Income(2)	0.11	0.27	0.35	0.23
Net Realized and Unrealized Gain (Loss)(3)	(0.20)	0.37	0.55	(0.10)
Total from Investment Operations	(0.09)	0.64	0.90	0.13
Distributions From:
Net Investment Income	(0.12)	(0.29)	(0.35)	(0.11)
Capital Gains	(0.33)	(0.09)	(0.02)	—
Total Distributions to Shareholders	(0.45)	(0.38)	(0.37)	(0.11)
Net Asset Value, End of Period	$10.27	$10.81	$10.55	$10.02
Total Return(4),(5)	(0.94)%	6.21%	9.17%	1.27%
Ratios/Supplemental Data:
Net Assets, End of Period (000’s omitted)	$739,276	$684,218	$602,522	$490,127
Ratios to Average Net Assets of:(6)
Expenses, Net of Expense Waived/Reimbursed/Recouped(7)	0.55%	0.55%	0.55%	0.55%
Expenses, Prior to Expense Waived/Reimbursed/Recouped(7)	0.53%	0.54%	0.55%	0.73%
Net Investment Income	2.12%	2.60%	3.46%	3.00%
Portfolio Turnover Rate	60%(9)	174%(8)	84%	218%

(1)
For the period December 29, 2017 (commencement of operations) through September 30, 2018.

(2)
Based on average daily shares outstanding.

(3)
Amount shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(4)
Total return is not annualized for periods of less than one year.

(5)
Total return may reflect a waiver, or recovery of prior waiver, by the manager. Performance would be different prior to the impact of waivers or recovery of prior waivers.

(6)
Ratios are annualized for periods less than one year.

(7)
Through January 28, 2020, the Adviser agreed to pay or otherwise bear certain operating and other expenses of the Fund to the extent necessary to limit the total annualized expenses of the Fund to 0.55% of average daily net assets for the Institutional Class of the Fund. See Note 4 to these financial statements.

(8)
Portfolio turnover rate for the year ended September 30, 2020 increased primarily due to a change in strategy as the assets formerly managed by a terminated sub-adviser were largely invested in the Diamond Hill High Yield mutual fund and iShares iBoxx High Yield Corporate Bond ETF.

(9)
Portfolio turnover rate is not annualized.

See Notes to Financial Statements.
66   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2021

Notes to Financial Statements (unaudited)

1. Organization
PFM Multi-Manager Series Trust (the “Trust”) was organized as a Delaware statutory trust on December 21, 2016, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust offers the following series: PFM Multi-Manager Domestic Equity Fund (the “Domestic Equity Fund”), PFM Multi-Manager International Equity Fund (the “International Equity Fund”) and PFM Multi-Manager Fixed-Income Fund (the “Fixed-Income Fund”) (each a “Fund” and, collectively, the “Funds”). Each Fund consists of Institutional Class, Advisor Class and Class R shares. As of March 31, 2021, only the Institutional Class has commenced operations. The Funds are diversified for the purposes of the 1940 Act.
The Domestic Equity Fund seeks to provide long-term capital appreciation. The International Equity Fund seeks to provide long-term capital appreciation. The Fixed-Income Fund seeks to maximize total return (capital appreciation and income) consistent with reasonable risk.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The Funds are investment companies in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). The Funds are investment companies and follow the accounting and reporting guidance in the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies.
Use of Estimates
The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Investment Valuation
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
Level 1 —
Quoted prices in active markets for identical assets or liabilities.

Level 2 —
Inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly, including quoted prices for similar investments based on interest rates, credit risk and like factors.

Level 3 —
Inputs that are unobservable and significant to the entire fair value measurement, including the Fund’s own assumptions for determining fair value.

The value of each Fund’s investments according to the fair value hierarchy as of March 31, 2021, is disclosed in each Fund’s respective Schedule of Investments.
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (“NAV”) per share as of 4:00 p.m. Eastern time each day the New York Stock Exchange (“NYSE”) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the “Board”), the Board has delegated to the adviser to the Funds, PFM Asset Management LLC (the “Adviser”), the responsibility for the valuation of investments held by the Funds, subject to oversight of the Board. The Adviser has established a Valuation Committee (“VC”) to serve as its formal oversight body for the valuation of each Fund’s portfolio holdings in accordance with policies and procedures adopted by the Board. The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value. Portfolio securities that
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2021   67

Notes to Financial Statements (unaudited)

2. Summary of Significant Accounting Policies (continued)
Investment Valuation (continued)
are primarily traded on a foreign securities exchange are generally valued at the U.S. dollar equivalent of the preceding closing values for the securities on their exchanges. If an investment is valued in a currency other than U.S. dollars, its value shall be converted into U.S. dollars at the mean of the last available bid and offer prices of such currencies against U.S. dollars quoted on a valuation date by any recognized dealer. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Funds may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Funds value their securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, after-market trading, or news events may have occurred in the interim. To account for this, the Funds may value foreign securities using fair value prices based on third-party vendor modeling tools.
Equity Securities
Equity securities, including restricted securities and preferred stocks, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third-party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (“ADRs”), futures contracts, Exchange-Traded Funds (“ETFs”) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value pursuant to the valuation policy and procedures approved by the Board.
Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.
Debt Securities
Debt securities, including restricted securities, are valued based on evaluated prices received from third-party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third-party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.
Futures Contracts
The Funds use exchange-traded futures contracts to a limited extent with the objective of using uninvested cash to gain exposure to certain equity and fixed income markets, maintain liquidity, and minimize transaction costs. Futures contracts are valued at their quoted daily settlement prices and are categorized as Level 1 in the hierarchy. Fluctuations in the value of the contracts are recorded as an asset (liability).
Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
68   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2021

Notes to Financial Statements (unaudited)

2. Summary of Significant Accounting Policies (continued)
Investment Transactions and Income Recognition
Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Estimated expenses are accrued daily. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. In such cases, the dividend is recorded as soon as the information is received by the Funds. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Non-cash dividends received in the form of stock are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Certain Funds invest in a real estate investment trusts (“REIT”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds’ policy is to record all REIT distributions initially as dividend income and re-designate the prior calendar year’s to return of capital or capital gain distributions at year-end based on information provided by the REIT and estimates of such re-designations for which actual information has not yet been reported.
Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Certain Fund or class specific expenses are allocated directly to the Fund or class that incurred the expense.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period-end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Dividends and Distributions
The Fixed-Income Fund declares and distributes dividends from net investment income, if any, monthly. The Domestic Equity Fund and International Equity Fund each declare and distribute net investment income, if any, to shareholders as dividends at least annually. Each Fund makes distributions of its net realized capital gains, if any, at least annually. Unless a shareholder elects to receive dividends and distributions in cash, dividends and distributions will be reinvested in additional shares of the same share class of the Fund at the NAV calculated as of the payment date. Distributions to shareholders are recorded on the ex-dividend date. The Funds pay distributions on a per-share basis. As a result, on the ex-dividend date of such a payment, the NAVs of the Funds’ shares will be reduced by the amount of the payment.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred by the Funds as of March 31, 2021, if any, are disclosed in the Statements of Assets and Liabilities.
Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements cannot be known; however, the Funds expect any risk of loss to be remote.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2021   69

Notes to Financial Statements (unaudited)

3. Federal Income Taxes
Each Fund intends to continue to qualify for treatment as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required.
The Funds evaluate tax positions taken or expected to be taken in the course of preparing their tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has reviewed each Fund’s tax positions taken or to be taken on each Fund’s federal income tax returns through the year ended September 30, 2020 and for all open tax years (years ended September 30, 2018 and September 30, 2019), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. Although the statute of limitations for examining a Fund’s U.S. tax returns remains open for three years, no examination is currently in progress. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During the period ended March 31, 2021, the Funds did not incur any interest or tax penalties. The Funds did not record any tax benefit or expense in the current period.
The amount and character of tax-basis distributions and composition of distributable earnings (loss) are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred for an unlimited period. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal year end and is subject to adjustment. As of September 30, 2020, the Funds’ most recent fiscal year, the capital loss carryforwards were as follows:
	Unlimited Short Term Losses	Unlimited Long Term Losses
PFM Multi-Manager Domestic Equity Fund	$—	$—
PFM Multi-Manager International Equity Fund	$16,980,613	$6,307,002
PFM Multi-Manager Fixed-Income Fund	$—	$—
As of March 31, 2021, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
	PFM Multi- Manager Domestic Equity Fund	PFM Multi- Manager International Equity Fund	PFM Multi- Manager Fixed- Income Fund
Cost of investments	$593,754,962	$438,645,289	$772,897,277
Unrealized appreciation	$143,198,687	$94,971,960	$18,182,152
Unrealized depreciation	(1,951,083)	(4,324,282)	(9,043,130)
Net unrealized appreciation	$141,247,604	$90,647,678	$9,139,022
During the period ended March 31, 2021, there were differences between book and tax accounting, primarily due to wash sales, REITs, passive foreign investment company (“PFIC”) inclusions, futures contracts mark to market, organizational expenses, return of capital distributions from corporations, defaulted bonds and premium amortization accruals.
4. Agreements
Investment Advisory Agreement
The Adviser was organized as a Delaware limited liability company in 2001. The Adviser has delegated responsibility for the day-to-day investment management of some or all of the Funds' assets to sub-advisers, subject to the oversight and supervision of the Adviser. The Adviser maintains overall responsibility for the management and investment of the assets of the Funds and responsibility for all advisory services furnished by any sub-adviser, and supervises each sub-adviser in its performance of its duties for the applicable Fund. The Adviser evaluates and selects the sub-advisers and makes recommendations to the Board of Trustees about the hiring, termination and replacement of a sub-adviser
70   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2021

Notes to Financial Statements (unaudited)

4. Agreements (continued)
Investment Advisory Agreement (continued)
and oversees, monitors and reviews the sub-advisers and their performance and their compliance with the applicable Fund’s investment policies and restrictions.
In return for providing management services to the Funds, each Fund pays the Adviser an annual fee based on the following percentage of its average daily net assets:
Fund	%
Domestic Equity Fund	0.29%
International Equity Fund	0.50%
Fixed-Income Fund	0.40%
The sub-advisory fees are paid by the Adviser, and are not an additional expense of the respective Fund.
The Sub-Advisers to each Fund are as follows:
Fund	Sub-Advisers
PFM Multi-Manager Domestic Equity	Champlain Investment Partners LLC Jacobs Levy Equity Management, Inc. Nuance Investments, LLC Vaughan Nelson Investment Management, L.P.
PFM Multi-Manager International Equity Fund
Acadian Asset Management LLC
Aristotle Capital Management, LLC
J O Hambro Capital Management Limited
Kayne Anderson Rudnick Investment Management, LLC*
Lazard Asset Management LLC
Schroder Investment Management North America Inc.
Schroder Investment Management North America Limited
WCM Investment Management, LLC

PFM Multi-Manager Fixed-Income Fund	Brown Brothers Harriman & Co. PineBridge Investments LLC PGIM, Inc. Teachers Advisors, LLC

*
This Sub-Adviser was approved by the Board but had not commenced management of Fund assets as of March 31, 2021

Through January 28, 2020, the Adviser agreed: (1) to waive its fee in the amount of 0.05% of the average daily net assets of the Domestic Equity Fund; (2) to waive its fee in the amount of 0.10% of the average daily net assets of the International Equity Fund; and (3) to pay or otherwise bear operating and other expenses of the Funds (including organizational and offering expenses, but excluding any front-end and contingent deferred sales loads; any Rule 12b-1 or similar marketing and distribution-related fees; interest and tax expenses; leverage; dividends and interest on short positions; brokerage commissions; expenses incurred in connection with any merger, liquidation or reorganization; extraordinary or non-routine expenses such as litigation; and acquired fund fees and expenses) solely to the extent necessary to limit the total annualized expenses of the Funds to the percentages of average daily net assets below for the Institutional Class of each Fund (“Expense Limitation Agreement”):
Fund	%
Domestic Equity Fund	0.38%
International Equity Fund	0.63%
Fixed-Income Fund	0.55%
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2021   71

Notes to Financial Statements (unaudited)

4. Agreements (continued)
Investment Advisory Agreement (continued)
Although the Expense Limitation Agreement expired January 28, 2020, the Advisor shall continue to be entitled to recoup any investment advisory fees waived or Fund expense payments paid by it pursuant to the Expense Limitation Agreement, if on any given business day the Funds determine a NAV, that the operating expenses of a Fund are less than the corresponding expense limitation rate previously in effect under the Expense Limitation Agreement, subject to quarterly approval by the Trust’s Board of Trustees. The total amount of recoupment to which the Advisor may be entitled shall not exceed an amount that would cause a Fund to exceed its: (1) corresponding expense limitation in place at the time the investment advisory fees were waived or the expenses were incurred; or (2) corresponding expense limitation currently in place, whichever is less. Subject to the foregoing, the recoupment amount shall be limited to, at any time, the sum of all investment advisory fees previously waived or reduced by the Adviser and all other payments remitted by the Advisor to the Fund pursuant to the Expense Limitation Agreement, within three (3) years of the date on which such investment advisory fees were waived or reduced or other payments remitted, less recoupment previously paid to the Advisor with respect to such waivers, reductions, and payments. As of March 31, 2021, the amount of advisory fees waived and reimbursed expenses subject to recoupment were:
	PFM Multi- Manager Domestic Equity Fund	PFM Multi- Manager International Equity Fund	PFM Multi- Manager Fixed- Income Fund
Advisory fees waived and expenses reimbursed not restored to the Advisor become unrecoverable in fiscal year-end:
September 30, 2021	$105,379	$386,980	$120,621
September 30, 2022	319,569	497,715	57,576
September 30, 2023	129,416	141,724	—
Total	$554,364	$1,026,419	$178,197
Distributor
PFM Fund Distributors, Inc. (the “Distributor”) serves as the Funds' Distributor. The Distributor is a wholly-owned subsidiary of the Adviser. The Distributor is not separately compensated for the services it provides to the Funds.
Administrator, Custodian and Transfer Agent
The administrator, custodian and transfer agent to the Trust is State Street Bank and Trust Company.
5. Capital Shares
The Funds will be continuously offering an unlimited number of shares through the Distributor. Shares are offered in a continuous offering at the current NAV per share of each class of the Funds.
6. Investment Transactions
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on bank loans for the period ended March 31, 2021, were as follows:
	PFM Multi- Manager Domestic Equity Fund	PFM Multi- Manager International Equity Fund
Non-U.S. Government Purchases	$194,308,614	$176,689,763
Non-U.S. Government Sales	$325,258,585	$117,580,973
PFM Multi-Manager Fixed-Income Fund
U.S. Government Purchases	$523,053,669
Non-U.S. Government Purchases	$192,552,342
U.S. Government Sales	$499,438,540
Non-U.S. Government Sales	$150,067,747
72   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2021

Notes to Financial Statements (unaudited)

7. Derivative Financial Instruments
The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments as of March 31, 2021, is included in each respective Schedule of Investments. As of March 31, 2021, the Funds had sufficient cash and/or securities to cover commitments under these contracts. In the normal course of pursuing its investment objectives, the Funds are subject to the following risks:
Equity Price Risk — The Domestic Equity and International Equity Funds enter into equity index futures contracts to gain exposure to equity markets and to enhance return.
Foreign Exchange Risk — The International Equity Fund holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund may enter into forward foreign currency exchange contracts. There were no forward foreign currency exchange contracts held during the period ended March 31, 2021.
Interest Rate Risk — The Fixed Income Fund utilizes various interest rate derivatives including futures contracts to manage the duration of its portfolio and to hedge against fluctuations in securities prices due to interest rates.
The following tables summarize the value of the Funds’ derivative instruments as of March 31, 2021 and the related location in the accompanying Statements of Assets and Liabilities, presented by primary underlying risk exposure:
PFM Multi-Manager Fixed-Income Fund
	Asset Derivatives		Liability Derivatives
Interest rate contracts	Net Variation Margin on Futures Contracts*	$307,191	Net Variation Margin on Futures Contracts*	$(412,226)

*
Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following tables summarize the realized gain (loss) and change in unrealized appreciation (depreciation) of the Funds’ derivative instruments for the period ended March 31, 2021 and the related location in the accompanying Statements of Operations, presented by primary underlying risk exposure:
PFM Multi-Manager Fixed-Income Fund
	Net Realized Gain (Loss)		Net Change in Unrealized Appreciation (Depreciation)
Interest rate contracts risk	Futures Contracts	$(665,968)	Futures Contracts	$(148,247)
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the period ended March 31, 2021, which are indicative of the volume of these derivative types, were approximately as follows:
	Futures Contracts – Long	Futures Contracts – Short
PFM Multi-Manager Domestic Equity Fund	$—	$—
PFM Multi-Manager International Equity Fund	$2,450,593	$—
PFM Multi-Manager Fixed-Income Fund	$32,917,100	$12,570,551
8. Related Parties
At March 31, 2021, certain officers of the Trust were also employees of the Adviser, the Administrator or their affiliates, however, such officers are not compensated by the Funds.
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Notes to Financial Statements (unaudited)

9. Risks
Credit (or default) Risk — Refers to the likelihood that an issuer will default in the payment of principal and/or interest on a security. Financial strength, solvency of an issuer, and lack of or inadequacy of collateral or credit enhancements for a fixed-income security, may affect credit risk. Credit risk of a security may change over time, and securities which are rated by rating agencies are often reviewed and may be subject to downgrade. Ratings are only opinions of the agencies issuing them and are not absolute guarantees as to quality.
Counterparty Risk — Counterparty risk is the risk that the issuer or the guarantor of a fixed-income security will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. Additionally, when a Fund enters into cleared derivatives transactions, the Fund will be subject to the credit risk of the clearinghouse and clearing member through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivatives transactions. Additionally, when a Fund enters into cleared derivatives transactions, the Fund will be subject to the credit risk of the clearinghouse and clearing member through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivatives transactions.
Market Risk — This is the risk that the value of the securities in which a Fund invests may go up or down in response to the prospects of individual issuers, real or perceived general economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, political or social developments, or adverse investor sentiment generally. In addition, turbulence in financial markets and reduced liquidity in the markets may negatively affect many issuers, which could adversely affect a Fund. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy; in these and other circumstances, such events or developments might affect companies world-wide and therefore could adversely affect the value of a Fund’s investments. Recent examples include pandemic risks related to the global outbreak caused by a novel coronavirus known as COVID-19 which has resulted in substantial market volatility and global business disruption, affecting the global economy and the financial health of individual companies in significant and unforeseen ways. The duration and future impact of COVID-19 are currently unknown, which may exacerbate the other risks that apply to the Funds and could negatively affect a Fund's performance and the value of your investment in a Fund. Securities markets may experience great short-term volatility and may fall sharply at times. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Different markets may behave differently from each other and a foreign market may move in the opposite direction from the U.S. market. The value of a Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value. Price changes may be temporary or last for extended periods. The value of an investment in a Fund could decline over short periods due to fluctuation in a Fund’s NAV in response to market movements, and over longer periods during market downturns.
10. Recent Accounting Updates
In March 2020, the FASB issued ASU 2020-04, Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”) which provides optional expedients and exceptions for applying U.S. GAAP to contracts, hedging relationships and other transactions that reference LIBOR or another reference rate expected to be discontinued by reference rate reform, assuming certain criteria are met. The expedients and exceptions provided by the amendments do not apply to contract modifications made and hedging relationships entered into or evaluated after December 31, 2022, except for hedging relationships existing as of December 31, 2022, that certain optional expedients have been elected for and that are retained through the end of the hedging relationship. ASU 2020-04 is effective as of March 12, 2020 through December 31, 2022. At this time the Funds have not yet elected to apply ASU 2020-04, management is evaluating the implications of these changes on the financial statements.
11. Subsequent Events
The Funds have evaluated subsequent events prior to the issuance of these financial statements. On April 20, 2021, Kayne Anderson Rudnick Investment Management, LLC began managing an allocated portion of the International Equity Fund’s assets. No other events have taken place that meet the definition of a subsequent event that requires adjustment to or disclosure in these financial statements.
74   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2021

Information About Fund Expenses (unaudited)

As a shareholder of the Funds, it is important for you to understand the costs associated with your investment. Mutual fund costs can generally be categorized as two types: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. The Funds do not charge its shareholders transaction-based fees; however, as with all mutual funds, the Funds do incur operating expenses. When invested in the Funds, you will incur ongoing costs, including management fees and other operating expenses of the Funds.
The example in the table that follows is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at October 1, 2020, the beginning of the period, and held through March 31, 2021. This example illustrates the Funds’ expenses in two ways:
Actual Returns and Expenses The first section of the table below provides information to help you estimate the actual dollar amount of ongoing expenses (but not transaction costs) you paid on a $1,000 investment in a Fund using its actual return during the period. Simply divide your account value by $1,000, then multiply the result by the number in the line under the heading titled “Expenses Paid per $1,000 During Period” to estimate the expenses you paid on your account with the Fund during this period.
Hypothetical 5% Returns and Actual Expenses The second section of the table below is intended to help you compare the Funds’ ongoing expenses (but not transaction costs) with those of other mutual funds using the Funds’ actual expense ratio and a hypothetical rate of return of 5% per year before expenses. This is not the Funds’ actual rates of return, but is useful in making comparisons of the costs of investing in the Funds and other mutual funds. To do so, compare this 5% hypothetical cost with the actual fund expenses and 5% hypothetical cost examples that appear in the shareholder reports of other mutual funds.
	Beginning Account Value 10/1/20	Ending Account Value 3/31/21	Annualized Expense Ratio Based on the Period	Expenses Paid During the Period(1)(2) 10/1/20 to 3/31/21
PFM MULTI-MANAGER DOMESTIC EQUITY FUND
Actual	$1,000.00	$1,231.90	0.38%	$2.11
Hypothetical (5% return before expenses)	$1,000.00	$1,023.04	0.38%	$1.92
PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND
Actual	$1,000.00	$1,207.00	0.66%	$3.63
Hypothetical (5% return before expenses)	$1,000.00	$1,021.64	0.66%	$3.33
PFM MULTI-MANAGER FIXED-INCOME FUND
Actual	$1,000.00	$990.60	0.55%	$2.73
Hypothetical (5% return before expenses)	$1,000.00	$1,022.19	0.55%	$2.77

(1)
Expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 182/365 (to reflect the one-half year period).

(2)
Reflects expenses after fee waivers and expense reimbursements.

Please note that the expenses shown in the preceding table are meant to highlight your ongoing costs only and do not reflect any transactional costs. The “Expenses Paid per $1,000 During Period” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. As noted above, the Funds do not charge its shareholders transaction-based fees; however, other funds to which the Funds are compared may charge such fees. If transactional-based fees were included in the 5% hypothetical example above, the overall costs of investing would be higher.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2021   75

Other Information (unaudited)

Board Approval of Investment Sub-advisory Agreement for PFM Multi-Manager International Equity Fund (“Fund”)
At a meeting held on February 19, 2021 (“Meeting”), the Board of Trustees (“Board”) of the Fund, including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (“Independent Trustees”), reviewed and approved a new investment sub-advisory agreement between PFM Asset Management LLC (“Adviser”) and Kayne Anderson Rudnick (“Sub-Adviser”) on behalf of the Fund (“Sub-advisory Agreement”) for an initial two-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the new Sub-advisory Agreement.
In considering the Sub-advisory Agreement, the Board reviewed and considered information provided at the Meeting specifically related to the Sub-advisory Agreement, as well as information about the management of the Fund by the Adviser and other sub-advisers provided throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information the Sub-Adviser provided in response to a detailed due diligence request in connection with the approval of the Sub-advisory Agreement. The Board reviewed and considered all of the factors it deemed relevant in approving the Sub-advisory Agreement, including, but not limited to: (i) the nature, extent and quality of the services to be provided by the Sub-Adviser; (ii) the costs of the services to be provided to the Fund; and (iii) the extent to which economies of scale may be realized as the Fund grows.
In approving the Sub-advisory Agreement, the Board, including a majority of the Independent Trustees, determined that the terms of the Sub-advisory Agreement are fair and reasonable and that the Sub-advisory Agreement is in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding the nature, extent and quality of investment sub-advisory services expected to be provided by the Sub-Adviser to the Fund and its shareholders. In doing so, the Board noted that the Fund employs a “manager of managers” structure pursuant to an exemptive order (Order) granted to the Adviser by the U.S. Securities and Exchange Commission, whereby the Adviser is responsible for selecting sub-advisers (subject to Board and shareholder approval, as applicable), allocating the Fund’s assets among such sub-advisers, and overseeing the sub-advisers’ day-to-day management of their respective sleeves of the Fund. The Board further noted the responsibilities that the Sub-Adviser will have with respect to the portion of the Fund’s assets that will be allocated to the Sub-Adviser by the Adviser (“Sub-Advised Portion”), including, among others, security selection for the Sub-Advised Portion consistent with agreed upon investment guidelines. The information reviewed and considered by the Board included, among other things, the Sub-Adviser’s proposed investment strategy, and ability to implement such investment strategy, including, but not limited to, the Sub-Adviser’s trading practices and investment decision processes. The Board also reviewed and considered, among other things, general information on the ownership structure, history, management, affiliations, financial condition and viability, and insurance coverage of the Sub-Adviser; the Sub-Adviser’s professional staff, including the experience and responsibilities of the investment team and potential conflicts of interests; information on how portfolio transactions would be effected; the Sub-Adviser’s risk management controls, including how the Sub-Adviser would comply with the Fund’s investment guidelines; and the Sub-Adviser’s compliance program. The Board also considered the Adviser’s rationale for recommending the approval of the Sub-Adviser.
The Board further considered the Trust’s Chief Compliance Officer’s review of the Sub-Adviser’s compliance program and capabilities as such program and capabilities relate to the operations of the Fund and the monitoring and testing of such program undertaken by the Trust’s Chief Compliance Officer. The Board also considered the selection and due diligence process employed by the Adviser in selecting and deciding to retain the Sub-Adviser as a sub-adviser to the Fund, including the due diligence undertaken with respect to the Sub-Adviser’s compliance and risk management capabilities.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services to be provided by the Sub-Adviser to the Fund and its shareholders.
Fund Performance
Because the Sub-Adviser has not yet managed any assets of the Fund, the Board concluded that the Fund’s current performance was not a relevant factor in its consideration of the Sub-advisory Agreement. Notwithstanding, the Board did consider the historic performance of the KAR International Small Cap Portfolio (“KAR Portfolio”), which is a portfolio
76   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2021

managed by the Sub-Adviser that employs an international small-cap strategy that is comparable to the investment strategy that the Sub-Adviser will employ for the Fund. The Board noted that the KAR Portfolio had outperformed its benchmark, the MSCI ACWI ex U.S. Small Cap Index, for each of the following periods ended December 31, 2020: most recent quarter; one-, three-, five- and seven-year periods; and since inception (January 1, 2012).
Comparative Fees and Expenses
The Board reviewed and considered information regarding the sub-advisory fee to be paid to the Sub-Adviser (“Sub-Advisory Fee”). The Board received confirmation that the Sub-Advisory Fee will be paid by the Adviser to the Sub-Adviser and is not an additional fee to be borne by the Fund. The Board noted that the Sub-Advisory Fee to be paid by the Adviser to the Sub-Adviser was the product of arms-length negotiations between the Adviser and the Sub-Adviser. The Board concluded that the Sub-Advisory Fee is reasonable based on the information provided.
Management Profitability and Economies of Scale
The Board noted that it considered information it received at the Meeting regarding the expected impact of retaining the Sub-Adviser on the profitability of the Adviser consistent with the conditions of the Order. The Board determined that its conclusions regarding profitability and economies of scale reached in connection with the September 2020 annual contract renewal of the existing investment management agreement with the Adviser had not changed as a result of the proposal to approve the Sub-advisory Agreement.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the Sub-advisory Agreement for an initial two-year period.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2021   77

Investment Adviser
PFM Asset Management LLC
213 Market Street
Harrisburg, Pennsylvania 17101
Distributor
PFM Fund Distributors, Inc.
213 Market Street
Harrisburg, Pennsylvania 17101
Administrator, Custodian & Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
2005 Market Street, Suite 700
Philadelphia, Pennsylvania 19103
Legal Counsel
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103
PFM Multi-Manager Series Trust
213 Market Street
Harrisburg, Pennsylvania 17101
1.833.736.6678

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable to the Registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

During the period ended March 31, 2021, there were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 13. Exhibits.

(a)(1)	Not applicable to this filing.

(a)(2)	Certifications of the principal executive officer and principal financial and accounting officer of the Registrant, as required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002, are attached hereto.

(a)(3)	Not applicable to the Registrant.

(a)(4)	Not applicable.

(b)	Certifications of the principal executive officer and principal financial and accounting officer of the Registrant, as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	PFM Multi-Manager Series Trust

By:	/s/ John Spagnola
John Spagnola
President (Principal Executive Officer)

Date:	June 3, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John Spagnola
John Spagnola
President (Principal Executive Officer)

Date:	June 3, 2021

By:	/s/ Daniel Hess
Daniel Hess
Treasurer (Principal Financial Officer)

Date:	June 3, 2021